UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Institutional Index Fund Institutional Shares - VINIX

Institutional Index Fund Institutional Plus Shares - VIIIX

Institutional Total Stock Market Index Fund Institutional Shares - VITNX

Institutional Total Stock Market Index Fund Institutional Plus Shares - VITPX

0-3 Month Treasury Bill ETF ETF Shares - VBIL

Ultra-Short Treasury ETF ETF Shares - VGUS

Vanguard Institutional Index Fund

Institutional Shares (VINIX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$321,075
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	14.0%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR94

Vanguard Institutional Index Fund

Institutional Plus Shares (VIIIX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$321,075
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	14.0%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR854

Vanguard Institutional Total Stock Market Index Fund

Institutional Shares (VITNX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$30,164
Number of Portfolio Holdings	3,185
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.7%
Health Care	9.2%
Industrials	12.8%
Other	0.0%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR870

Vanguard Institutional Total Stock Market Index Fund

Institutional Plus Shares (VITPX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$30,164
Number of Portfolio Holdings	3,185
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.7%
Health Care	9.2%
Industrials	12.8%
Other	0.0%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR871

Vanguard 0-3 Month Treasury Bill ETF

ETF Shares (VBIL) Nasdaq

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard 0-3 Month Treasury Bill ETF (the "Fund") for the period of February 7, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3Footnote Reference1	0.07%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,879
Number of Portfolio Holdings	28
Portfolio Turnover Rate	0%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

U.S. Government and Agency Obligations	104.9%
Other Assets and Liabilities—NetFootnote Reference	(4.9%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV042

Vanguard Ultra-Short Treasury ETF

ETF Shares (VGUS) Nasdaq

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Ultra-Short Treasury ETF (the "Fund") for the period of February 7, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3Footnote Reference1	0.07%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$255
Number of Portfolio Holdings	91
Portfolio Turnover Rate	0%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

U.S. Government and Agency Obligations	99.4%
Other Assets and Liabilities—NetFootnote Reference	0.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV041

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard Institutional Index Fund

Contents
Financial Statements	1

Institutional Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Communication Services (9.8%)
	Meta Platforms Inc. Class A	13,271,267	9,795,390
	Alphabet Inc. Class A	35,573,409	6,269,102
	Alphabet Inc. Class C	28,698,416	5,090,812
*	Netflix Inc.	2,601,383	3,483,590
	Walt Disney Co.	10,989,468	1,362,804
	AT&T Inc.	43,983,861	1,272,893
	Verizon Communications Inc.	25,769,684	1,115,054
	Comcast Corp. Class A	22,769,361	812,639
	T-Mobile US Inc.	2,915,104	694,553
*	Take-Two Interactive Software Inc.	1,035,768	251,536
*	Charter Communications Inc. Class A	583,644	238,600
	Electronic Arts Inc.	1,394,665	222,728
*	Warner Bros Discovery Inc.	13,756,740	157,652
*	Live Nation Entertainment Inc.	963,170	145,708
	News Corp. Class A	2,950,956	87,702
	Omnicom Group Inc.	1,194,639	85,942
	TKO Group Holdings Inc.	410,616	74,712
	Fox Corp. Class A	1,295,983	72,627
	Interpublic Group of Cos. Inc.	2,260,999	55,349
[1]	Paramount Global Class B	3,689,208	47,591
	Match Group Inc.	1,501,359	46,377
	Fox Corp. Class B	819,280	42,299
	News Corp. Class B	87,758	3,011
			31,428,671
Consumer Discretionary (10.4%)
*	Amazon.com Inc.	57,754,933	12,670,855
*	Tesla Inc.	17,128,690	5,441,100
	Home Depot Inc.	6,075,624	2,227,567
	McDonald's Corp.	4,370,973	1,277,067
	Booking Holdings Inc.	198,919	1,151,590
	TJX Cos. Inc.	6,825,613	842,895
	Lowe's Cos. Inc.	3,421,748	759,183
	Starbucks Corp.	6,946,791	636,534
*	DoorDash Inc. Class A	2,095,992	516,683
	NIKE Inc. Class B	7,199,995	511,488
	Royal Caribbean Cruises Ltd.	1,527,219	478,233
*	O'Reilly Automotive Inc.	5,224,897	470,920
*	Chipotle Mexican Grill Inc.	8,235,834	462,442
	Hilton Worldwide Holdings Inc.	1,452,523	386,865
	Marriott International Inc. Class A	1,389,455	379,613
*	AutoZone Inc.	102,229	379,497
*	Airbnb Inc. Class A	2,637,526	349,050
	General Motors Co.	5,876,896	289,202
	Ford Motor Co.	23,878,193	259,078
	Ross Stores Inc.	2,010,366	256,482
	Yum! Brands Inc.	1,698,617	251,701
	DR Horton Inc.	1,688,606	217,695
	eBay Inc.	2,817,696	209,806
	Garmin Ltd.	941,298	196,468
*	Carnival Corp.	6,415,874	180,414
	Tractor Supply Co.	3,239,475	170,947
*	Lululemon Athletica Inc.	675,380	160,457
	Lennar Corp. Class A	1,418,523	156,903
	Darden Restaurants Inc.	714,996	155,848
*	NVR Inc.	17,862	131,923
	PulteGroup Inc.	1,226,907	129,390
*	Ulta Beauty Inc.	275,692	128,974
	Expedia Group Inc.	742,579	125,258
	Williams-Sonoma Inc.	751,417	122,759
1

Institutional Index Fund
		Shares	Market Value• ($000)
	Tapestry Inc.	1,267,975	111,341
	Genuine Parts Co.	847,322	102,789
*	Deckers Outdoor Corp.	926,400	95,484
	Domino's Pizza Inc.	208,985	94,169
*	Aptiv plc	1,328,465	90,628
	Las Vegas Sands Corp.	2,076,438	90,346
	Best Buy Co. Inc.	1,179,058	79,150
	Pool Corp.	230,114	67,074
	Ralph Lauren Corp.	243,701	66,842
*	CarMax Inc.	932,377	62,665
	Hasbro Inc.	806,445	59,532
	LKQ Corp.	1,579,873	58,471
*	Norwegian Cruise Line Holdings Ltd.	2,735,083	55,467
	Wynn Resorts Ltd.	538,850	50,474
*	MGM Resorts International	1,266,553	43,557
*	Caesars Entertainment Inc.	1,273,331	36,150
*	Mohawk Industries Inc.	317,079	33,242
			33,282,268
Consumer Staples (5.5%)
	Costco Wholesale Corp.	2,712,081	2,684,797
	Walmart Inc.	26,409,437	2,582,315
	Procter & Gamble Co.	14,331,837	2,283,348
	Philip Morris International Inc.	9,514,656	1,732,904
	Coca-Cola Co.	23,676,741	1,675,129
	PepsiCo Inc.	8,380,177	1,106,519
	Altria Group Inc.	10,296,870	603,706
	Mondelez International Inc. Class A	7,914,263	533,738
	Colgate-Palmolive Co.	4,952,938	450,222
	Keurig Dr Pepper Inc.	8,305,471	274,579
	Target Corp.	2,778,011	274,051
*	Monster Beverage Corp.	4,293,771	268,962
	Kroger Co.	3,745,447	268,661
	Kimberly-Clark Corp.	2,028,672	261,536
	Kenvue Inc.	11,736,414	245,643
	Sysco Corp.	2,963,226	224,435
	General Mills Inc.	3,345,734	173,343
	Archer-Daniels-Midland Co.	2,935,128	154,916
	Dollar General Corp.	1,343,653	153,687
	Constellation Brands Inc. Class A	935,253	152,147
	Hershey Co.	904,034	150,024
	Church & Dwight Co. Inc.	1,504,237	144,572
	Kraft Heinz Co.	5,277,009	136,252
	Kellanova	1,642,083	130,595
*	Dollar Tree Inc.	1,206,050	119,447
	McCormick & Co. Inc.	1,546,689	117,270
	Estee Lauder Cos. Inc. Class A	1,431,132	115,635
	Tyson Foods Inc. Class A	1,752,179	98,017
	Clorox Co.	752,465	90,348
	Bunge Global SA	822,752	66,051
	J M Smucker Co.	650,586	63,888
	Conagra Brands Inc.	2,921,940	59,812
	Hormel Foods Corp.	1,784,139	53,970
	Molson Coors Beverage Co. Class B	1,049,418	50,467
	Walgreens Boots Alliance Inc.	4,394,436	50,448
	Lamb Weston Holdings Inc.	863,742	44,785
	Campbell's Co.	1,196,270	36,666
	Brown-Forman Corp. Class B	1,110,049	29,871
			17,662,756
Energy (3.0%)
	Exxon Mobil Corp.	26,346,000	2,840,099
	Chevron Corp.	9,928,347	1,421,640
	ConocoPhillips	7,717,661	692,583
	Williams Cos. Inc.	7,463,660	468,792
	EOG Resources Inc.	3,335,126	398,914
	Kinder Morgan Inc.	11,812,803	347,296
	Marathon Petroleum Corp.	1,878,628	312,059
	ONEOK Inc.	3,819,624	311,796
	Phillips 66	2,491,427	297,227
	Schlumberger NV	8,313,257	280,988
2

Institutional Index Fund
		Shares	Market Value• ($000)
	Valero Energy Corp.	1,914,931	257,405
	Hess Corp.	1,694,869	234,807
	Baker Hughes Co.	6,056,520	232,207
	Targa Resources Corp.	1,326,089	230,846
	EQT Corp.	3,659,076	213,397
	Occidental Petroleum Corp.	4,329,930	181,900
	Diamondback Energy Inc.	1,142,357	156,960
	Expand Energy Corp.	1,322,983	154,710
	Devon Energy Corp.	3,920,931	124,725
	Texas Pacific Land Corp.	115,099	121,589
	Coterra Energy Inc.	4,660,901	118,294
	Halliburton Co.	5,248,660	106,968
	APA Corp.	2,208,671	40,397
			9,545,599
Financials (14.0%)
*	Berkshire Hathaway Inc. Class B	11,208,783	5,444,891
	JPMorgan Chase & Co.	16,987,036	4,924,712
	Visa Inc. Class A	10,458,466	3,713,278
	Mastercard Inc. Class A	4,958,138	2,786,176
	Bank of America Corp.	40,052,321	1,895,276
	Wells Fargo & Co.	19,890,802	1,593,651
	Goldman Sachs Group Inc.	1,875,671	1,327,506
	American Express Co.	3,383,202	1,079,174
	Morgan Stanley	7,551,205	1,063,663
	S&P Global Inc.	1,918,889	1,011,811
	Citigroup Inc.	11,416,361	971,761
	Progressive Corp.	3,582,993	956,157
	Charles Schwab Corp.	10,440,393	952,581
	Blackrock Inc.	890,230	934,074
	Capital One Financial Corp.	3,910,031	831,898
	Blackstone Inc.	4,460,034	667,132
	Chubb Ltd.	2,277,512	659,841
	Marsh & McLennan Cos. Inc.	3,011,247	658,379
	Intercontinental Exchange Inc.	3,506,752	643,384
	CME Group Inc.	2,202,849	607,149
*	Fiserv Inc.	3,389,112	584,317
	KKR & Co. Inc.	4,137,675	550,435
	Arthur J Gallagher & Co.	1,565,239	501,064
	Moody's Corp.	945,751	474,379
	Aon plc Class A (XNYS)	1,319,786	470,847
*	Coinbase Global Inc. Class A	1,292,244	452,919
	PNC Financial Services Group Inc.	2,417,507	450,672
*	PayPal Holdings Inc.	5,943,854	441,747
	US Bancorp	9,521,354	430,841
	Bank of New York Mellon Corp.	4,372,657	398,393
	Apollo Global Management Inc.	2,759,732	391,523
	Travelers Cos. Inc.	1,384,523	370,415
	Truist Financial Corp.	8,007,104	344,225
	Allstate Corp.	1,619,315	325,984
	Aflac Inc.	2,974,802	313,723
	Ameriprise Financial Inc.	582,255	310,767
	American International Group Inc.	3,524,106	301,628
	MetLife Inc.	3,447,634	277,259
	MSCI Inc.	472,714	272,633
	Fidelity National Information Services Inc.	3,212,199	261,505
	Prudential Financial Inc.	2,163,960	232,496
	Nasdaq Inc.	2,525,922	225,868
	Hartford Insurance Group Inc.	1,736,641	220,328
	Arch Capital Group Ltd.	2,281,187	207,702
	M&T Bank Corp.	980,810	190,267
	Brown & Brown Inc.	1,712,679	189,885
	Willis Towers Watson plc	605,909	185,711
	State Street Corp.	1,742,682	185,317
	Raymond James Financial Inc.	1,109,374	170,145
	Fifth Third Bancorp	4,083,968	167,974
	Synchrony Financial	2,325,425	155,199
	Northern Trust Corp.	1,188,338	150,669
	Cboe Global Markets Inc.	639,598	149,161
	Huntington Bancshares Inc.	8,899,162	149,150
3

Institutional Index Fund
		Shares	Market Value• ($000)
*	Corpay Inc.	430,617	142,887
	Cincinnati Financial Corp.	955,163	142,243
	W R Berkley Corp.	1,830,313	134,473
	T Rowe Price Group Inc.	1,348,423	130,123
	Regions Financial Corp.	5,503,225	129,436
	Global Payments Inc.	1,488,998	119,179
	Citizens Financial Group Inc.	2,654,914	118,807
	KeyCorp.	6,036,632	105,158
	FactSet Research Systems Inc.	232,280	103,894
	Principal Financial Group Inc.	1,262,332	100,267
	Loews Corp.	1,065,744	97,686
	Everest Group Ltd.	260,373	88,488
	Jack Henry & Associates Inc.	445,453	80,257
	Globe Life Inc.	505,321	62,806
	Assurant Inc.	310,340	61,289
	Erie Indemnity Co. Class A	152,754	52,974
	MarketAxess Holdings Inc.	229,866	51,338
	Franklin Resources Inc.	1,887,709	45,022
	Invesco Ltd.	2,724,180	42,960
			45,036,929
Health Care (9.3%)
	Eli Lilly & Co.	4,808,234	3,748,163
	Johnson & Johnson	14,707,134	2,246,515
	AbbVie Inc.	10,797,065	2,004,151
	UnitedHealth Group Inc.	5,544,862	1,729,831
	Abbott Laboratories	10,634,818	1,446,442
	Merck & Co. Inc.	15,348,609	1,214,996
*	Intuitive Surgical Inc.	2,190,834	1,190,521
*	Boston Scientific Corp.	9,043,236	971,334
	Thermo Fisher Scientific Inc.	2,307,397	935,557
	Amgen Inc.	3,286,666	917,670
	Gilead Sciences Inc.	7,603,571	843,008
	Pfizer Inc.	34,750,730	842,358
	Stryker Corp.	2,102,372	831,761
	Danaher Corp.	3,893,271	769,077
*	Vertex Pharmaceuticals Inc.	1,569,671	698,817
	Medtronic plc	7,839,517	683,371
	Bristol-Myers Squibb Co.	12,439,612	575,830
	McKesson Corp.	764,738	560,385
	Cigna Group	1,632,873	539,795
	Elevance Health Inc.	1,380,972	537,143
	CVS Health Corp.	7,732,316	533,375
	Zoetis Inc.	2,721,503	424,418
	HCA Healthcare Inc.	1,058,653	405,570
	Regeneron Pharmaceuticals Inc.	635,036	333,394
	Cencora Inc.	1,054,761	316,270
	Becton Dickinson & Co.	1,752,596	301,885
*	Edwards Lifesciences Corp.	3,586,785	280,522
*	IDEXX Laboratories Inc.	491,711	263,724
	Cardinal Health Inc.	1,458,969	245,107
	ResMed Inc.	896,367	231,263
*	Dexcom Inc.	2,396,649	209,203
	GE HealthCare Technologies Inc.	2,798,958	207,319
	Agilent Technologies Inc.	1,742,166	205,593
	Humana Inc.	737,525	180,310
*	Centene Corp.	3,040,285	165,027
*	IQVIA Holdings Inc.	1,004,058	158,229
*	Mettler-Toledo International Inc.	126,963	149,146
	STERIS plc	600,202	144,180
*	Insulet Corp.	429,816	135,040
	Labcorp Holdings Inc.	511,199	134,195
*	Waters Corp.	363,402	126,842
	Quest Diagnostics Inc.	681,654	122,445
*	Biogen Inc.	894,499	112,340
	Zimmer Biomet Holdings Inc.	1,207,810	110,164
*	Molina Healthcare Inc.	331,749	98,828
	West Pharmaceutical Services Inc.	439,767	96,221
	Baxter International Inc.	3,131,391	94,818
*	Hologic Inc.	1,364,085	88,884
4

Institutional Index Fund
		Shares	Market Value• ($000)
*	Cooper Cos. Inc.	1,224,153	87,111
*	Align Technology Inc.	417,074	78,965
	Revvity Inc.	721,534	69,787
*	Incyte Corp.	980,154	66,748
*	Solventum Corp.	847,253	64,256
	Viatris Inc.	7,183,758	64,151
	Universal Health Services Inc. Class B	350,100	63,421
*	Moderna Inc.	2,082,964	57,469
*	Henry Schein Inc.	745,303	54,444
	Bio-Techne Corp.	959,591	49,371
*	Charles River Laboratories International Inc.	300,615	45,612
*	DaVita Inc.	254,239	36,216
			29,898,588
Industrials (8.6%)
	General Electric Co.	6,518,414	1,677,775
*	Uber Technologies Inc.	12,782,463	1,192,604
	RTX Corp.	8,166,374	1,192,454
	Caterpillar Inc.	2,874,922	1,116,073
*	Boeing Co.	4,608,906	965,704
	Honeywell International Inc.	3,928,676	914,910
	GE Vernova Inc.	1,668,414	882,841
	Eaton Corp. plc	2,391,969	853,909
	Union Pacific Corp.	3,652,156	840,288
	Deere & Co.	1,542,982	784,591
	Automatic Data Processing Inc.	2,481,121	765,178
	Trane Technologies plc	1,363,214	596,283
	Lockheed Martin Corp.	1,274,643	590,338
	Parker-Hannifin Corp.	781,158	545,615
	TransDigm Group Inc.	343,359	522,125
	Waste Management Inc.	2,238,392	512,189
	3M Co.	3,289,620	500,812
	Cintas Corp.	2,098,047	467,592
	Howmet Aerospace Inc.	2,466,985	459,180
	Emerson Electric Co.	3,438,412	458,443
	United Parcel Service Inc. Class B (XNYS)	4,484,488	452,664
	General Dynamics Corp.	1,540,019	449,162
	Johnson Controls International plc	4,022,330	424,838
	Northrop Grumman Corp.	826,806	413,386
	Illinois Tool Works Inc.	1,629,509	402,896
	CSX Corp.	11,479,921	374,590
*	Axon Enterprise Inc.	451,953	374,190
	Carrier Global Corp.	4,871,643	356,556
	Norfolk Southern Corp.	1,377,618	352,629
	Quanta Services Inc.	905,468	342,339
	FedEx Corp.	1,347,906	306,393
	Republic Services Inc.	1,242,115	306,318
	PACCAR Inc.	3,209,999	305,143
	United Rentals Inc.	397,432	299,425
	Fastenal Co.	7,014,861	294,624
	L3Harris Technologies Inc.	1,143,145	286,746
	Paychex Inc.	1,960,005	285,102
	WW Grainger Inc.	267,266	278,021
	Cummins Inc.	842,236	275,832
	Verisk Analytics Inc.	855,276	266,418
*	Copart Inc.	5,375,237	263,763
	AMETEK Inc.	1,411,547	255,434
	Otis Worldwide Corp.	2,412,754	238,911
	Rockwell Automation Inc.	688,953	228,850
	Westinghouse Air Brake Technologies Corp.	1,046,009	218,982
	Ingersoll Rand Inc. (XYNS)	2,466,001	205,122
	Equifax Inc.	759,065	196,879
	Delta Air Lines Inc.	3,990,620	196,259
	Xylem Inc.	1,487,252	192,391
	Old Dominion Freight Line Inc.	1,136,405	184,439
	Broadridge Financial Solutions Inc.	717,798	174,446
*	United Airlines Holdings Inc.	1,995,288	158,885
	Dover Corp.	837,947	153,537
	Veralto Corp.	1,514,459	152,885
	Hubbell Inc.	325,840	133,076
5

Institutional Index Fund
		Shares	Market Value• ($000)
	Leidos Holdings Inc.	785,984	123,997
	Southwest Airlines Co.	3,478,896	112,855
	Lennox International Inc.	195,018	111,792
	Fortive Corp.	2,076,277	108,236
	Pentair plc	1,006,954	103,374
	Snap-on Inc.	319,156	99,315
	Rollins Inc.	1,720,689	97,081
	Jacobs Solutions Inc.	733,243	96,385
	Expeditors International of Washington Inc.	838,325	95,779
	Textron Inc.	1,101,617	88,449
	Masco Corp.	1,291,045	83,092
	IDEX Corp.	460,999	80,938
*	Builders FirstSource Inc.	676,467	78,937
	Allegion plc	526,652	75,901
	Nordson Corp.	330,863	70,927
	CH Robinson Worldwide Inc.	724,563	69,522
	Paycom Software Inc.	298,274	69,021
	JB Hunt Transport Services Inc.	479,683	68,882
	Stanley Black & Decker Inc.	947,013	64,160
	Huntington Ingalls Industries Inc.	240,231	58,006
*	Dayforce Inc.	978,726	54,212
*	Generac Holdings Inc.	361,460	51,765
	A O Smith Corp.	711,473	46,651
			27,549,312
Information Technology (33.1%)
	NVIDIA Corp.	149,069,740	23,551,528
[1]	Microsoft Corp.	45,431,619	22,598,142
	Apple Inc.	91,296,101	18,731,221
	Broadcom Inc.	28,740,841	7,922,413
	Oracle Corp.	9,941,788	2,173,573
*	Palantir Technologies Inc. Class A	13,002,248	1,772,466
	Cisco Systems Inc.	24,318,588	1,687,224
	International Business Machines Corp.	5,681,149	1,674,689
	Salesforce Inc.	5,864,883	1,599,295
*	Advanced Micro Devices Inc.	9,910,987	1,406,369
	Intuit Inc.	1,708,865	1,345,953
*	ServiceNow Inc.	1,265,319	1,300,849
	Texas Instruments Inc.	5,553,164	1,152,948
	Accenture plc Class A	3,826,812	1,143,796
	QUALCOMM Inc.	6,706,777	1,068,121
*	Adobe Inc.	2,605,222	1,007,908
	Applied Materials Inc.	4,966,247	909,171
	Micron Technology Inc.	6,831,304	841,958
*	Palo Alto Networks Inc.	4,047,241	828,227
*	Crowdstrike Holdings Inc. Class A	1,522,503	775,426
	Lam Research Corp.	7,819,062	761,108
	Amphenol Corp. Class A	7,394,632	730,220
	KLA Corp.	808,380	724,098
	Analog Devices Inc.	3,031,858	721,643
*	Arista Networks Inc.	6,295,307	644,073
	Intel Corp.	26,663,120	597,254
*	Cadence Design Systems Inc.	1,669,047	514,317
*	Synopsys Inc.	945,133	484,551
	Motorola Solutions Inc.	1,020,254	428,976
*	Fortinet Inc.	3,882,753	410,485
*	Autodesk Inc.	1,307,630	404,803
	Roper Technologies Inc.	657,095	372,468
	NXP Semiconductors NV	1,544,369	337,429
*	Workday Inc. Class A	1,324,774	317,946
	TE Connectivity plc	1,813,136	305,822
*	Fair Isaac Corp.	148,803	272,006
	Corning Inc.	4,712,386	247,824
	Cognizant Technology Solutions Corp. Class A	3,013,106	235,113
	Microchip Technology Inc.	3,287,803	231,363
	Dell Technologies Inc. Class C	1,831,285	224,516
	Monolithic Power Systems Inc.	292,697	214,073
*	Gartner Inc.	470,448	190,165
*	ANSYS Inc.	537,348	188,727
	Seagate Technology Holdings plc	1,296,867	187,177
6

Institutional Index Fund
		Shares	Market Value• ($000)
*	Keysight Technologies Inc.	1,056,028	173,041
	Hewlett Packard Enterprise Co.	8,024,119	164,093
*	GoDaddy Inc. Class A	870,527	156,747
*	Tyler Technologies Inc.	263,472	156,197
*	Super Micro Computer Inc. (XNGS)	3,135,469	153,669
*	Teledyne Technologies Inc.	286,255	146,651
	CDW Corp.	804,353	143,649
	Jabil Inc.	655,758	143,021
	VeriSign Inc.	493,295	142,464
	HP Inc.	5,758,357	140,849
	Western Digital Corp.	2,130,773	136,348
*	ON Semiconductor Corp.	2,552,232	133,762
	NetApp Inc.	1,242,321	132,369
*	PTC Inc.	733,594	126,428
*	Trimble Inc.	1,456,573	110,670
*	First Solar Inc.	654,534	108,352
*	F5 Inc.	351,333	103,404
	Gen Digital Inc. (XNGS)	3,331,104	97,934
*	Zebra Technologies Corp. Class A	311,284	95,988
	Teradyne Inc.	982,017	88,303
	Juniper Networks Inc.	2,021,190	80,706
*	Akamai Technologies Inc.	895,006	71,386
	Skyworks Solutions Inc.	919,014	68,485
*	EPAM Systems Inc.	345,506	61,092
*	Enphase Energy Inc.	801,972	31,798
			106,204,840
Materials (1.9%)
	Linde plc	2,877,618	1,350,121
	Sherwin-Williams Co.	1,409,295	483,896
	Ecolab Inc.	1,542,157	415,519
	Newmont Corp. (XNYS)	6,802,205	396,296
	Air Products & Chemicals Inc.	1,359,960	383,590
	Freeport-McMoRan Inc.	8,776,966	380,481
	Corteva Inc.	4,171,525	310,904
	Vulcan Materials Co.	807,462	210,602
	Martin Marietta Materials Inc.	368,274	202,168
	Nucor Corp.	1,410,130	182,668
	DuPont de Nemours Inc.	2,557,724	175,434
	PPG Industries Inc.	1,386,838	157,753
	International Paper Co.	3,224,805	151,018
	Smurfit WestRock plc	3,028,162	130,665
	Amcor plc	14,013,175	128,781
	International Flavors & Fragrances Inc.	1,561,652	114,859
	Dow Inc.	4,315,177	114,266
	Steel Dynamics Inc.	845,028	108,172
	Packaging Corp. of America	546,875	103,059
	Ball Corp.	1,692,736	94,946
	CF Industries Holdings Inc.	991,590	91,226
	LyondellBasell Industries NV Class A	1,573,567	91,047
	Avery Dennison Corp.	478,553	83,972
	Mosaic Co.	1,934,734	70,579
	Eastman Chemical Co.	706,740	52,765
	Albemarle Corp.	720,502	45,154
			6,029,941
Real Estate (2.0%)
	American Tower Corp.	2,861,298	632,404
	Prologis Inc.	5,671,170	596,153
	Welltower Inc.	3,797,087	583,726
	Equinix Inc.	597,883	475,598
	Digital Realty Trust Inc.	1,935,827	337,473
	Realty Income Corp.	5,522,551	318,154
	Simon Property Group Inc.	1,876,138	301,608
	Public Storage	965,414	283,272
	Crown Castle Inc.	2,662,256	273,494
*	CBRE Group Inc. Class A	1,795,159	251,538
	VICI Properties Inc.	6,458,715	210,554
*	CoStar Group Inc.	2,578,659	207,324
	Extra Space Storage Inc.	1,296,600	191,171
	Iron Mountain Inc.	1,803,015	184,935
7

Institutional Index Fund
		Shares	Market Value• ($000)
	AvalonBay Communities Inc.	868,882	176,817
	Ventas Inc.	2,757,685	174,148
	SBA Communications Corp.	656,679	154,214
	Equity Residential	2,088,375	140,944
	Invitation Homes Inc.	3,480,048	114,146
	Weyerhaeuser Co.	4,428,019	113,756
	Essex Property Trust Inc.	393,041	111,388
	Mid-America Apartment Communities Inc.	716,507	106,050
	Kimco Realty Corp.	4,140,663	87,037
	UDR Inc.	1,839,312	75,099
	Healthpeak Properties Inc.	4,250,987	74,435
	Camden Property Trust	654,170	73,718
	Regency Centers Corp.	1,000,000	71,230
	Alexandria Real Estate Equities Inc.	941,512	68,382
	Host Hotels & Resorts Inc.	4,245,582	65,212
	BXP Inc.	891,426	60,145
	Federal Realty Investment Trust	475,143	45,134
			6,559,259
Utilities (2.4%)
	NextEra Energy Inc.	12,582,978	873,510
	Constellation Energy Corp.	1,915,756	618,329
	Southern Co.	6,716,792	616,803
	Duke Energy Corp.	4,750,153	560,518
	Vistra Corp.	2,074,008	401,963
	American Electric Power Co. Inc.	3,263,896	338,662
	Sempra	3,987,893	302,163
	Dominion Energy Inc.	5,214,304	294,712
	Exelon Corp.	6,172,101	267,993
	Public Service Enterprise Group Inc.	3,050,762	256,813
	Xcel Energy Inc.	3,525,860	240,111
	Entergy Corp.	2,728,485	226,792
	Consolidated Edison Inc.	2,202,178	220,989
	WEC Energy Group Inc.	1,950,437	203,236
	NRG Energy Inc.	1,194,814	191,863
	PG&E Corp.	13,431,260	187,232
	DTE Energy Co.	1,268,194	167,985
	American Water Works Co. Inc.	1,190,631	165,629
	Ameren Corp.	1,650,358	158,500
	PPL Corp.	4,516,724	153,072
	Atmos Energy Corp.	970,320	149,536
	CenterPoint Energy Inc.	3,987,218	146,490
	Eversource Energy	2,244,045	142,766
	CMS Energy Corp.	1,830,871	126,843
	FirstEnergy Corp.	3,143,723	126,566
	Edison International	2,349,109	121,214
	NiSource Inc.	2,881,233	116,229
	Evergy Inc.	1,408,844	97,112
	Alliant Energy Corp.	1,572,523	95,090
	Pinnacle West Capital Corp.	731,026	65,405
	AES Corp.	4,356,265	45,828
			7,679,954
Total Common Stocks (Cost $87,009,630)			320,878,117
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.355% (Cost $70,974)	709,840	70,977
Total Investments (100.0%) (Cost $87,080,604)			320,949,094
8

Institutional Index Fund
		Shares	Market Value• ($000)
Common Stocks Sold Short (-0.0%)
Other (-0.0%)[4]
*	Ralliant Corp. (Proceeds $20)	(414)	(20)
Other Assets and Other Liabilities—Net (0.0%)			126,126
Net Assets (100%)			321,075,200
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,743.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,871 was received for securities on loan.
4	“Other” represents securities that are not classified by the fund’s benchmark index.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	701	219,194	6,837

See accompanying Notes, which are an integral part of the Financial Statements.
9

Institutional Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $87,009,630)	320,878,117
Affiliated Issuers (Cost $70,974)	70,977
Total Investments in Securities	320,949,094
Investment in Vanguard	8,062
Cash	1,040
Cash Collateral Pledged—Futures Contracts	19,090
Receivables for Investment Securities Sold	904,647
Receivables for Accrued Income	161,852
Receivables for Capital Shares Issued	300,307
Variation Margin Receivable—Futures Contracts	1,201
Total Assets	322,345,293
Liabilities
Securities Sold Short, at Value (Proceeds $20)	20
Payables for Investment Securities Purchased	1,492
Collateral for Securities on Loan	15,871
Payables for Capital Shares Redeemed	1,249,380
Payables to Vanguard	3,330
Total Liabilities	1,270,093
Net Assets	321,075,200
1 Includes $15,743 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	78,921,626
Total Distributable Earnings (Loss)	242,153,574
Net Assets	321,075,200

Institutional Shares—Net Assets
Applicable to 247,254,215 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	124,697,021
Net Asset Value Per Share—Institutional Shares	$504.33

Institutional Plus Shares—Net Assets
Applicable to 389,395,564 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	196,378,179
Net Asset Value Per Share—Institutional Plus Shares	$504.32

See accompanying Notes, which are an integral part of the Financial Statements.
10

Institutional Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	2,013,422
Interest[2]	6,087
Securities Lending—Net	22
Total Income	2,019,531
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,566
Management and Administrative—Institutional Shares	17,466
Management and Administrative—Institutional Plus Shares	12,275
Marketing and Distribution—Institutional Shares	1,535
Marketing and Distribution—Institutional Plus Shares	2,746
Custodian Fees	627
Shareholders’ Reports and Proxy Fees—Institutional Shares	581
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	1,334
Trustees’ Fees and Expenses	84
Other Expenses	17
Total Expenses	39,231
Net Investment Income	1,980,300
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	8,426,512
Futures Contracts	11,530
Realized Net Gain (Loss)	8,438,042
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	8,442,192
Investment Securities—Short Positions	—
Futures Contracts	11,894
Change in Unrealized Appreciation (Depreciation)	8,454,086
Net Increase (Decrease) in Net Assets Resulting from Operations	18,872,428
1	Dividends are net of foreign withholding taxes of $475.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,529, ($23), and ($10), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $7,239,011 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Institutional Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,980,300	3,973,634
Realized Net Gain (Loss)	8,438,042	12,412,028
Change in Unrealized Appreciation (Depreciation)	8,454,086	48,550,165
Net Increase (Decrease) in Net Assets Resulting from Operations	18,872,428	64,935,827
Distributions
Institutional Shares	(994,726)	(3,294,446)
Institutional Plus Shares	(1,562,940)	(4,819,117)
Total Distributions	(2,557,666)	(8,113,563)
Capital Share Transactions
Institutional Shares	(7,040,406)	(10,488,264)
Institutional Plus Shares	(3,097,255)	3,148,802
Net Increase (Decrease) from Capital Share Transactions	(10,137,661)	(7,339,462)
Total Increase (Decrease)	6,177,101	49,482,802
Net Assets
Beginning of Period	314,898,099	265,415,297
End of Period	321,075,200	314,898,099

See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$478.90	$393.48	$321.63	$405.79	$331.47	$290.23
Investment Operations
Net Investment Income[1]	3.048	5.956	5.793	5.515	5.048	5.261
Net Realized and Unrealized Gain (Loss) on Investments	26.354	91.814	77.739	(78.817)	88.637	46.122
Total from Investment Operations	29.402	97.770	83.532	(73.302)	93.685	51.383
Distributions
Dividends from Net Investment Income	(3.170)	(6.062)	(5.801)	(5.584)	(5.199)	(5.273)
Distributions from Realized Capital Gains	(.802)	(6.288)	(5.881)	(5.274)	(14.166)	(4.870)
Total Distributions	(3.972)	(12.350)	(11.682)	(10.858)	(19.365)	(10.143)
Net Asset Value, End of Period	$504.33	$478.90	$393.48	$321.63	$405.79	$331.47
Total Return	6.18%	24.97%	26.24%	-18.14%	28.67%	18.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124,697	$125,535	$112,347	$96,179	$128,441	$119,012
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%[2]	0.035%[2]	0.035%[2]	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.33%	1.62%	1.58%	1.35%	1.83%
Portfolio Turnover Rate[3]	2%	4%	3%	3%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$478.88	$393.47	$321.62	$405.80	$331.48	$290.25
Investment Operations
Net Investment Income[1]	3.084	6.032	5.844	5.563	5.117	5.310
Net Realized and Unrealized Gain (Loss) on Investments	26.363	91.797	77.742	(78.832)	88.627	46.108
Total from Investment Operations	29.447	97.829	83.586	(73.269)	93.744	51.418
Distributions
Dividends from Net Investment Income	(3.205)	(6.131)	(5.855)	(5.637)	(5.256)	(5.318)
Distributions from Realized Capital Gains	(.802)	(6.288)	(5.881)	(5.274)	(14.168)	(4.870)
Total Distributions	(4.007)	(12.419)	(11.736)	(10.911)	(19.424)	(10.188)
Net Asset Value, End of Period	$504.32	$478.88	$393.47	$321.62	$405.80	$331.48
Total Return	6.19%	24.99%	26.26%	-18.13%	28.69%	18.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$196,378	$189,364	$153,068	$129,299	$176,415	$142,174
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.35%	1.63%	1.60%	1.37%	1.84%
Portfolio Turnover Rate[3]	2%	4%	3%	3%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund is charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security, and the fund may receive a portion of the income from the investment of collateral which offsets the borrowing fee. The net amounts of fees or income are recorded as borrowing expense on securities sold short (for net fees charged) or interest income (for net income received) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
15

Institutional Index Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $8,062,000, representing less than 0.01% of the fund’s net assets and 3.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	87,191,743
Gross Unrealized Appreciation	238,335,526
Gross Unrealized Depreciation	(4,571,338)
Net Unrealized Appreciation (Depreciation)	233,764,188
E.	During the six months ended June 30, 2025, the fund purchased $4,858,378,000 of investment securities and sold $5,814,546,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $9,278,555,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $328,953,000 and sales were $451,070,000, resulting in net realized gain of $78,342,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
16

Institutional Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	6,555,661	13,850	15,067,377	33,994
Issued in Lieu of Cash Distributions	898,720	1,871	3,011,899	6,498
Redeemed	(14,494,787)	(30,601)	(28,567,540)	(63,879)
Net Increase (Decrease)—Institutional Shares	(7,040,406)	(14,880)	(10,488,264)	(23,387)
Institutional Plus Shares
Issued	15,638,005	33,092	30,222,390	67,489
Issued in Lieu of Cash Distributions	1,513,772	3,151	4,664,171	10,049
Redeemed	(20,249,032)	(42,274)	(31,737,759)	(71,132)
Net Increase (Decrease)—Institutional Plus Shares	(3,097,255)	(6,031)	3,148,802	6,406
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q942 082025
17

Financial Statements
For the six-months ended June 30, 2025
Vanguard Institutional Total Stock Market Index Fund

Contents
Financial Statements	1

Institutional Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Linde plc	238,646	111,968
	Ecolab Inc.	128,947	34,743
	Newmont Corp. (XNYS)	565,361	32,938
	Air Products & Chemicals Inc.	112,166	31,638
	Freeport-McMoRan Inc.	729,616	31,629
	Fastenal Co.	582,589	24,469
	Nucor Corp.	117,325	15,198
	International Paper Co.	268,510	12,574
	International Flavors & Fragrances Inc.	130,276	9,582
	Steel Dynamics Inc.	71,795	9,190
	Reliance Inc.	26,660	8,369
	CF Industries Holdings Inc.	82,441	7,585
	LyondellBasell Industries NV Class A	130,700	7,562
	Avery Dennison Corp.	39,711	6,968
	Carpenter Technology Corp.	24,011	6,636
*	RBC Bearings Inc.	16,015	6,163
	Royal Gold Inc.	33,546	5,966
	Mosaic Co.	161,040	5,875
	Mueller Industries Inc.	56,325	4,476
	Eastman Chemical Co.	58,480	4,366
	Alcoa Corp.	131,288	3,874
	Albemarle Corp.	59,673	3,740
	Celanese Corp.	55,190	3,054
	UFP Industries Inc.	29,150	2,896
	Commercial Metals Co.	57,609	2,818
	NewMarket Corp.	4,074	2,815
*	Coeur Mining Inc.	309,771	2,745
	Element Solutions Inc.	117,112	2,653
	Balchem Corp.	16,632	2,648
	FMC Corp.	60,365	2,520
	Timken Co.	31,859	2,311
	Hexcel Corp.	40,901	2,310
*	MP Materials Corp.	66,965	2,228
	Sensient Technologies Corp.	21,598	2,128
	Cabot Corp.	27,273	2,045
*	Cleveland-Cliffs Inc.	250,904	1,907
	Hecla Mining Co.	304,944	1,827
	Avient Corp.	46,502	1,502
*	Uranium Energy Corp.	219,741	1,494
	Scotts Miracle-Gro Co.	22,245	1,467
	Hawkins Inc.	9,493	1,349
	Westlake Corp.	16,588	1,259
	Ashland Inc.	23,583	1,186
	Olin Corp.	58,067	1,167
	Innospec Inc.	12,734	1,071
*	Perimeter Solutions Inc.	72,994	1,016
	Chemours Co.	77,626	889
	Sylvamo Corp.	17,632	883
	Minerals Technologies Inc.	15,768	868
	Huntsman Corp.	81,858	853
	Quaker Chemical Corp.	7,380	826
*	Ingevity Corp.	18,862	813
	Materion Corp.	10,175	808
	Kaiser Aluminum Corp.	7,587	606
	Stepan Co.	10,544	575
	Worthington Steel Inc.	18,802	561
*	Energy Fuels Inc.	93,646	538
*	Century Aluminum Co.	26,829	483
*	Ecovyst Inc.	56,623	466
*	Compass Minerals International Inc.	22,010	442

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ivanhoe Electric Inc.	47,096	427
	Radius Recycling Inc.	11,999	356
	Ryerson Holding Corp.	14,695	317
	Koppers Holdings Inc.	9,663	311
	AdvanSix Inc.	12,617	300
	Tronox Holdings plc	55,566	282
*	Metallus Inc.	16,452	253
*	Intrepid Potash Inc.	6,539	234
*	Magnera Corp.	18,003	217
*	LSB Industries Inc.	26,690	208
*	ASP Isotopes Inc.	27,548	203
	Mativ Holdings Inc.	29,332	200
*	Clearwater Paper Corp.	7,167	195
*	Ur-Energy Inc.	179,872	189
*	NWPX Infrastructure Inc.	4,371	179
*	Dakota Gold Corp.	48,196	178
	Olympic Steel Inc.	4,337	141
*	Tredegar Corp.	12,894	113
*	Rayonier Advanced Materials Inc.	26,685	103
*	Idaho Strategic Resources Inc.	7,082	93
*	US Antimony Corp.	41,767	91
	Omega Flex Inc.	2,473	80
*	GrafTech International Ltd.	76,956	75
*	Piedmont Lithium Inc.	12,140	71
	FutureFuel Corp.	17,913	69
	Friedman Industries Inc.	4,101	68
*	Perma-Pipe International Holdings Inc.	2,910	67
*	American Vanguard Corp.	16,868	66
*	US Gold Corp.	5,405	66
*	Contango ORE Inc.	3,289	64
*	Ascent Industries Co.	4,767	60
*,1	American Battery Technology Co.	33,615	54
	Northern Technologies International Corp.	6,974	52
*	Hycroft Mining Holding Corp.	16,155	51
*	NN Inc.	23,764	50
*	Comstock Inc.	12,887	49
*	Gold Resource Corp.	76,570	47
*	Unifi Inc.	8,861	46
*,1	NioCorp Developments Ltd.	16,846	39
*	Origin Materials Inc.	68,152	33
*	Solesence Inc.	7,191	31
*	Alto Ingredients Inc.	22,200	26
*	CPS Technologies Corp.	8,161	23
*,1	LanzaTech Global Inc.	84,607	23
	United-Guardian Inc.	2,129	17
			449,353
Consumer Discretionary (14.6%)
*	Amazon.com Inc.	4,842,521	1,062,401
*	Tesla Inc.	1,387,482	440,748
*	Netflix Inc.	215,674	288,816
	Costco Wholesale Corp.	224,771	222,510
	Walmart Inc.	2,230,217	218,071
	Home Depot Inc.	504,356	184,917
	Walt Disney Co.	911,078	112,983
	McDonald's Corp.	362,646	105,954
*	Uber Technologies Inc.	1,059,037	98,808
	Booking Holdings Inc.	16,491	95,470
	TJX Cos. Inc.	565,324	69,812
	Lowe's Cos. Inc.	282,907	62,769
	Starbucks Corp.	575,433	52,727
	NIKE Inc. Class B	595,642	42,314
*	O'Reilly Automotive Inc.	432,297	38,963
	Royal Caribbean Cruises Ltd.	123,549	38,688
*	Chipotle Mexican Grill Inc.	681,777	38,282
	Hilton Worldwide Holdings Inc.	119,699	31,881
*	Roblox Corp. Class A	302,523	31,825
*	AutoZone Inc.	8,447	31,357
	Marriott International Inc. Class A	110,648	30,230
*	Airbnb Inc. Class A	198,002	26,204

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Flutter Entertainment plc	89,109	25,464
	General Motors Co.	488,292	24,029
	Target Corp.	230,817	22,770
*	Carvana Co.	65,157	21,955
*	Copart Inc.	441,777	21,678
	Ross Stores Inc.	167,076	21,316
	Ford Motor Co.	1,961,276	21,280
*	Take-Two Interactive Software Inc.	87,527	21,256
	Yum! Brands Inc.	141,221	20,926
	Electronic Arts Inc.	127,407	20,347
	DR Horton Inc.	140,451	18,107
	eBay Inc.	234,539	17,464
	Garmin Ltd.	83,131	17,351
*	Trade Desk Inc. Class A	227,685	16,391
	Delta Air Lines Inc.	331,728	16,314
*	Carnival Corp.	533,800	15,010
	Tractor Supply Co.	269,801	14,237
*	United Airlines Holdings Inc.	166,693	13,274
*	Lululemon Athletica Inc.	55,591	13,207
*	Warner Bros Discovery Inc.	1,133,580	12,991
	Darden Restaurants Inc.	59,471	12,963
	Dollar General Corp.	111,768	12,784
*	Live Nation Entertainment Inc.	83,218	12,589
	Lennar Corp. Class A	101,809	11,261
*	Liberty Media Corp.-Liberty Formula One Class C	107,576	11,242
	PulteGroup Inc.	102,006	10,758
*	Ulta Beauty Inc.	22,966	10,744
	Expedia Group Inc.	61,802	10,425
*	DraftKings Inc. Class A	239,921	10,290
*	NVR Inc.	1,385	10,229
	Williams-Sonoma Inc.	62,453	10,203
*	Dollar Tree Inc.	101,628	10,065
	RB Global Inc. (XTSE)	94,003	9,982
	Southwest Airlines Co.	289,890	9,404
	Tapestry Inc.	105,459	9,260
	Estee Lauder Cos. Inc. Class A	107,115	8,655
	Genuine Parts Co.	70,635	8,569
	Rollins Inc.	147,767	8,337
*	Deckers Outdoor Corp.	76,070	7,841
*	Duolingo Inc.	18,967	7,777
*	Aptiv plc	110,687	7,551
*	Burlington Stores Inc.	32,059	7,458
*	BJ's Wholesale Club Holdings Inc.	67,328	7,260
	Omnicom Group Inc.	99,146	7,133
	Domino's Pizza Inc.	15,643	7,049
	Las Vegas Sands Corp.	161,737	7,037
	News Corp. Class A	233,945	6,953
	Somnigroup International Inc.	100,732	6,855
	Best Buy Co. Inc.	96,952	6,508
	Texas Roadhouse Inc.	33,682	6,312
	TKO Group Holdings Inc.	33,332	6,065
*	Rivian Automotive Inc. Class A	434,846	5,975
	Toll Brothers Inc.	50,505	5,764
	Service Corp. International	68,746	5,596
	Aramark	133,202	5,577
	Fox Corp. Class A	97,517	5,465
	Dick's Sporting Goods Inc.	27,312	5,403
	Pool Corp.	18,184	5,300
*	CarMax Inc.	77,556	5,213
	Ralph Lauren Corp.	18,535	5,084
	Hasbro Inc.	67,836	5,008
*	GameStop Corp. Class A	204,802	4,995
	LKQ Corp.	130,750	4,839
	Wingstop Inc.	14,189	4,778
*	Planet Fitness Inc. Class A	42,560	4,641
	Interpublic Group of Cos. Inc.	187,406	4,588
*	Norwegian Cruise Line Holdings Ltd.	226,158	4,586
	Lithia Motors Inc.	13,243	4,474
	New York Times Co. Class A	78,260	4,381
*	Chewy Inc. Class A	100,363	4,277

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Cava Group Inc.	50,026	4,214
*	Dutch Bros Inc. Class A	61,343	4,194
*	Floor & Decor Holdings Inc. Class A	54,927	4,172
*	Skechers USA Inc. Class A	66,100	4,171
*	Ollie's Bargain Outlet Holdings Inc.	31,380	4,135
*	Light & Wonder Inc.	42,856	4,125
*	Brinker International Inc.	21,522	3,881
*	American Airlines Group Inc.	334,168	3,749
	BorgWarner Inc. (XNYS)	111,833	3,744
	H&R Block Inc.	67,951	3,730
	Wynn Resorts Ltd.	39,820	3,730
	Murphy USA Inc.	9,041	3,678
*	Five Below Inc.	27,851	3,653
[1]	Paramount Global Class B	282,135	3,640
*	Bright Horizons Family Solutions Inc.	29,115	3,598
*	AutoNation Inc.	17,226	3,422
*	e.l.f Beauty Inc.	27,164	3,380
	Churchill Downs Inc.	33,050	3,338
*	MGM Resorts International	96,511	3,319
	Bath & Body Works Inc.	108,326	3,245
*	Mattel Inc.	164,415	3,242
	Wyndham Hotels & Resorts Inc.	39,015	3,168
	Fox Corp. Class B	60,460	3,122
*	Stride Inc.	21,068	3,059
*	Alaska Air Group Inc.	61,773	3,057
	Vail Resorts Inc.	18,949	2,977
*	Lyft Inc. Class A	188,070	2,964
*	Taylor Morrison Home Corp.	48,210	2,961
	U-Haul Holding Co.	54,312	2,953
	Group 1 Automotive Inc.	6,582	2,874
	Whirlpool Corp.	28,042	2,844
*	Caesars Entertainment Inc.	99,682	2,830
	Hyatt Hotels Corp. Class A	20,196	2,820
*	Crocs Inc.	27,063	2,741
*	Shake Shack Inc. Class A	19,460	2,736
*	SiteOne Landscape Supply Inc.	22,616	2,735
*	Grand Canyon Education Inc.	14,378	2,717
	Gap Inc.	124,379	2,713
	Lear Corp.	27,075	2,572
*	Wayfair Inc. Class A	50,207	2,568
	Gentex Corp.	115,262	2,535
*	Etsy Inc.	50,378	2,527
	Nexstar Media Group Inc.	14,527	2,512
*	Valvoline Inc.	64,542	2,444
*	Asbury Automotive Group Inc.	10,093	2,408
*	Urban Outfitters Inc.	32,985	2,393
*	Boot Barn Holdings Inc.	15,617	2,374
	VF Corp.	198,821	2,336
	Meritage Homes Corp.	34,633	2,319
	Thor Industries Inc.	25,833	2,294
	Boyd Gaming Corp.	28,711	2,246
*	Frontdoor Inc.	37,684	2,221
*	Adtalem Global Education Inc.	17,369	2,210
	Sirius XM Holdings Inc.	95,129	2,185
*	Life Time Group Holdings Inc.	67,035	2,033
*	SkyWest Inc.	19,449	2,003
*	Liberty Media Corp.-Liberty Live Class C	24,567	1,994
	Warner Music Group Corp. Class A	70,491	1,920
*	Abercrombie & Fitch Co. Class A	23,098	1,914
	Kontoor Brands Inc.	28,348	1,870
*	Madison Square Garden Sports Corp.	8,942	1,868
*	Champion Homes Inc.	29,297	1,834
	Lennar Corp. Class B	17,145	1,805
*	Cavco Industries Inc.	4,019	1,746
	Cinemark Holdings Inc.	55,962	1,689
	PVH Corp.	24,388	1,673
	KB Home	31,066	1,646
[1]	Choice Hotels International Inc.	12,922	1,640
	Travel & Leisure Co.	31,741	1,638
	Rush Enterprises Inc. Class A	31,593	1,627

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Dorman Products Inc.	13,176	1,616
	Signet Jewelers Ltd.	20,065	1,596
	Macy's Inc.	134,303	1,566
	Academy Sports & Outdoors Inc.	33,856	1,517
*	Laureate Education Inc.	63,723	1,490
	Graham Holdings Co. Class B	1,552	1,468
*	M/I Homes Inc.	13,084	1,467
	Penske Automotive Group Inc.	8,427	1,448
*	RH	7,603	1,437
	Advance Auto Parts Inc.	30,758	1,430
*	Six Flags Entertainment Corp.	46,767	1,423
	Cheesecake Factory Inc.	22,626	1,418
	PriceSmart Inc.	13,358	1,403
*	Tri Pointe Homes Inc.	43,161	1,379
	Red Rock Resorts Inc. Class A	26,259	1,366
*	Penn Entertainment Inc.	76,084	1,360
*	Hilton Grand Vacations Inc.	32,676	1,357
	TEGNA Inc.	80,514	1,349
*	Avis Budget Group Inc.	7,975	1,348
*	ACV Auctions Inc. Class A	82,653	1,341
*	Goodyear Tire & Rubber Co.	129,133	1,339
*	Peloton Interactive Inc. Class A	192,342	1,335
*,1	Lucid Group Inc.	632,164	1,334
*	OPENLANE Inc.	54,261	1,327
*	QuantumScape Corp.	196,373	1,320
	Harley-Davidson Inc.	55,598	1,312
*	YETI Holdings Inc.	41,621	1,312
*	Visteon Corp.	13,939	1,301
	Interparfums Inc.	8,946	1,175
*	Foot Locker Inc.	47,318	1,159
	Newell Brands Inc.	214,586	1,159
	Marriott Vacations Worldwide Corp.	15,731	1,138
	Dana Inc.	65,476	1,123
	HNI Corp.	22,728	1,118
	LCI Industries	12,128	1,106
	Polaris Inc.	26,630	1,083
*	Liberty Media Corp.-Liberty Formula One Class A	11,224	1,066
*	Capri Holdings Ltd.	57,355	1,015
*	Green Brick Partners Inc.	16,037	1,008
	Acushnet Holdings Corp.	13,642	993
	Worthington Enterprises Inc.	15,380	979
	Perdoceo Education Corp.	29,450	963
*	National Vision Holdings Inc.	41,175	947
	Strategic Education Inc.	11,081	943
*	Under Armour Inc. Class C	145,133	942
	Wendy's Co.	82,312	940
	John Wiley & Sons Inc. Class A	19,557	873
	Phinia Inc.	19,593	872
*	Universal Technical Institute Inc.	25,563	866
	Levi Strauss & Co. Class A	46,744	864
*	Arlo Technologies Inc.	50,634	859
	Steven Madden Ltd.	34,144	819
*	Coty Inc. Class A	173,454	807
*	Liberty Media Corp.-Liberty Live Class A	9,983	793
*	Atlanta Braves Holdings Inc. Class C	16,854	788
	La-Z-Boy Inc.	21,090	784
*	Central Garden & Pet Co. Class A	25,017	783
	Papa John's International Inc.	15,989	782
	Columbia Sportswear Co.	12,619	771
*	Hanesbrands Inc.	168,121	770
	Century Communities Inc.	13,630	768
*	Madison Square Garden Entertainment Corp.	19,221	768
	American Eagle Outfitters Inc.	79,765	767
*	TripAdvisor Inc.	58,458	763
*	Knowles Corp.	42,852	755
*	Victoria's Secret & Co.	40,225	745
*	Lionsgate Studios Corp.	126,557	735
	Wolverine World Wide Inc.	40,299	729
	Cracker Barrel Old Country Store Inc.	11,717	716
*	Sweetgreen Inc. Class A	47,446	706

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Buckle Inc.	15,331	695
*	AMC Entertainment Holdings Inc. Class A	223,047	691
*	United Parks & Resorts Inc.	14,548	686
	MillerKnoll Inc.	34,308	666
*	Rush Street Interactive Inc.	44,677	666
	Upbound Group Inc.	25,801	648
	Dillard's Inc. Class A	1,538	643
*	JetBlue Airways Corp.	145,837	617
	Interface Inc.	29,296	613
*	Sonos Inc.	56,361	609
	Winmark Corp.	1,586	599
*	Sabre Corp.	186,933	591
	PROG Holdings Inc.	20,098	590
	News Corp. Class B	17,136	588
*	Everi Holdings Inc.	40,469	576
	Leggett & Platt Inc.	63,034	562
*	Sphere Entertainment Co.	13,245	554
	Sonic Automotive Inc. Class A	6,870	549
	Monarch Casino & Resort Inc.	6,310	545
	Carter's Inc.	17,988	542
*	Topgolf Callaway Brands Corp.	64,189	517
*	Fox Factory Holding Corp.	19,530	507
*	LGI Homes Inc.	9,789	504
*	Driven Brands Holdings Inc.	28,588	502
	Camping World Holdings Inc. Class A	28,975	498
*	BJ's Restaurants Inc.	10,818	482
*	Coursera Inc.	54,982	482
[1]	Kohl's Corp.	55,709	472
*	Sally Beauty Holdings Inc.	49,977	463
	Steelcase Inc. Class A	42,940	448
*	Integral Ad Science Holding Corp.	53,231	442
*	Hertz Global Holdings Inc.	63,157	431
*	Revolve Group Inc.	21,302	427
*	Dave & Buster's Entertainment Inc.	14,117	425
*	QuinStreet Inc.	26,153	421
*,2	XPEL Inc.	11,695	420
*	Allegiant Travel Co.	7,393	406
*	G-III Apparel Group Ltd.	17,930	402
*	Gentherm Inc.	14,034	397
*	Global Business Travel Group I	62,269	392
*	Dream Finders Homes Inc. Class A	15,006	377
*	Accel Entertainment Inc.	31,919	376
	Winnebago Industries Inc.	12,916	375
*	Portillo's Inc. Class A	32,167	375
*	Cars.com Inc.	31,474	373
*	Udemy Inc.	51,765	364
*	ThredUp Inc. Class A	46,789	350
	Matthews International Corp. Class A	13,950	334
	Ethan Allen Interiors Inc.	11,933	332
	Standard Motor Products Inc.	10,755	330
*	Atlanta Braves Holdings Inc. Class A	6,707	330
*	Lincoln Educational Services Corp.	14,267	329
	Bloomin' Brands Inc.	37,326	321
*	Pursuit Attractions & Hospitality Inc.	11,131	321
	Golden Entertainment Inc.	10,805	318
*	Helen of Troy Ltd.	11,217	318
*	Sun Country Airlines Holdings Inc.	26,650	313
*	Beazer Homes USA Inc.	13,951	312
*	Mister Car Wash Inc.	51,757	311
	Carriage Services Inc.	6,751	309
	Build-A-Bear Workshop Inc.	5,945	307
*	First Watch Restaurant Group Inc.	18,633	299
	Sinclair Inc.	20,984	290
*	Kura Sushi USA Inc. Class A	3,313	285
*	Daily Journal Corp.	666	281
	Sturm Ruger & Co. Inc.	7,820	281
*	Malibu Boats Inc. Class A	8,843	277
	Oxford Industries Inc.	6,610	266
*	Gannett Co. Inc.	74,148	265
*	Stagwell Inc.	58,215	262

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Thryv Holdings Inc.	21,346	260
*,1	Red Cat Holdings Inc.	35,647	260
*	ODP Corp.	13,769	250
*	American Public Education Inc.	8,096	247
*	Figs Inc. Class A	43,605	246
*	Liquidity Services Inc.	10,056	237
*	MarineMax Inc.	9,153	230
	Guess? Inc.	18,981	229
*	Hovnanian Enterprises Inc. Class A	2,181	228
*	Corsair Gaming Inc.	24,202	228
*	RealReal Inc.	45,636	219
	Gray Media Inc.	47,907	217
	Marcus Corp.	12,690	214
*	PlayAGS Inc.	16,887	211
	Monro Inc.	14,116	210
	A-Mark Precious Metals Inc.	9,490	210
*	Savers Value Village Inc.	20,546	210
	Caleres Inc.	16,862	206
*	Arhaus Inc.	23,668	205
	Dine Brands Global Inc.	8,311	202
*	Beyond Inc.	28,924	199
*	Lindblad Expeditions Holdings Inc.	16,999	198
	Scholastic Corp.	9,385	197
*	American Axle & Manufacturing Holdings Inc.	48,135	196
	Global Industrial Co.	7,143	193
	Smith & Wesson Brands Inc.	21,822	189
*	Cooper-Standard Holdings Inc.	8,624	185
*	Stitch Fix Inc. Class A	49,885	185
*	Boston Omaha Corp. Class A	13,006	183
*	Potbelly Corp.	14,840	182
	Shoe Carnival Inc.	9,489	178
*	Eastman Kodak Co.	31,244	177
	Jack in the Box Inc.	9,828	172
*	America's Car-Mart Inc.	3,029	170
*	KinderCare Learning Cos. Inc.	16,859	170
	Nathan's Famous Inc.	1,529	169
	Rush Enterprises Inc. Class B	2,993	157
	Haverty Furniture Cos. Inc.	7,606	155
*	Central Garden & Pet Co.	4,329	152
*	Latham Group Inc.	23,834	152
*	Venu Holding Corp.	12,702	150
*	Frontier Group Holdings Inc.	40,655	148
*	Clear Channel Outdoor Holdings Inc.	125,081	146
	Cricut Inc. Class A	21,524	146
*	El Pollo Loco Holdings Inc.	13,066	144
*	Clean Energy Fuels Corp.	72,373	141
	National CineMedia Inc.	28,352	137
*	Lovesac Co.	7,412	135
	RCI Hospitality Holdings Inc.	3,384	129
*	MasterCraft Boat Holdings Inc.	6,720	125
	Krispy Kreme Inc.	42,492	124
*	Zumiez Inc.	9,299	123
*	Petco Health & Wellness Co. Inc.	43,093	122
*	iHeartMedia Inc. Class A	67,024	118
*	Biglari Holdings Inc. Class A	83	116
*	Xponential Fitness Inc. Class A	15,487	116
*	Stoneridge Inc.	16,348	115
*	AMC Networks Inc. Class A	18,298	115
*	Under Armour Inc. Class A	16,658	114
*	EW Scripps Co. Class A	38,350	113
*	Strattec Security Corp.	1,814	113
	Weyco Group Inc.	3,381	112
*	Genesco Inc.	5,529	109
*	Starz Entertainment Corp.	6,639	107
*	Denny's Corp.	25,676	105
*	Legacy Housing Corp.	4,549	103
*	Barnes & Noble Education Inc.	8,711	103
*	Ondas Holdings Inc.	51,858	100
	Arko Corp.	23,469	99
	Movado Group Inc.	6,457	98

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Vuzix Corp.	33,724	98
*	Funko Inc. Class A	19,445	93
	CuriosityStream Inc.	15,610	88
	Lakeland Industries Inc.	6,395	87
*,1	Faraday Future Intelligent Electric Inc.	50,677	85
*,1	SES AI Corp.	94,998	84
*	Turtle Beach Corp.	5,931	82
*	Chegg Inc.	65,563	79
	Entravision Communications Corp. Class A	33,461	78
*	Motorcar Parts of America Inc.	6,878	77
*	Holley Inc.	38,592	77
*	OneWater Marine Inc. Class A	5,707	76
*	Kewaunee Scientific Corp.	1,292	76
	JAKKS Pacific Inc.	3,681	76
	Hooker Furnishings Corp.	7,095	75
[1]	Lucky Strike Entertainment Corp.	8,030	73
	Virco Mfg. Corp.	9,017	72
*	Lands' End Inc.	6,583	70
*	Full House Resorts Inc.	19,223	70
*	Citi Trends Inc.	2,055	69
	Townsquare Media Inc. Class A	8,775	69
	Clarus Corp.	19,494	68
*	Sportsman's Warehouse Holdings Inc.	19,340	67
*,1	Unusual Machines Inc.	7,837	67
*	Outdoor Holding Co.	51,858	66
*	Playstudios Inc.	47,290	62
*	Bally's Corp.	6,471	62
	Marine Products Corp.	7,169	61
*	GoPro Inc. Class A	79,577	60
*,1	Blink Charging Co.	64,030	60
*	Red Robin Gourmet Burgers Inc.	10,252	59
	J Jill Inc.	4,048	59
*	Owlet Inc.	7,062	59
	Escalade Inc.	4,178	58
*	Sleep Number Corp.	8,658	58
*	ONE Group Hospitality Inc.	14,056	57
	Hamilton Beach Brands Holding Co. Class A	2,948	53
*	Traeger Inc.	30,409	52
*	Nerdy Inc.	31,634	52
	Flexsteel Industries Inc.	1,363	49
	Lifetime Brands Inc.	9,682	49
*	iRobot Corp.	15,362	48
*	Universal Electronics Inc.	7,274	48
*	Teads Holding Co.	19,238	48
*	European Wax Center Inc. Class A	8,532	48
*	Tile Shop Holdings Inc.	7,358	47
*	Century Casinos Inc.	21,934	46
*	Fossil Group Inc.	31,352	46
	Bassett Furniture Industries Inc.	3,044	46
*	Gaia Inc.	9,881	43
*,1	Luminar Technologies Inc.	15,040	43
*	BARK Inc.	47,471	42
*,1	Wheels Up Experience Inc.	39,161	42
*	LiveOne Inc.	54,945	41
*	Cardlytics Inc.	23,521	39
*	Destination XL Group Inc.	33,041	37
*	Allbirds Inc. Class A	3,347	36
	Designer Brands Inc. Class A	14,816	35
*	1-800-Flowers.com Inc. Class A	7,126	35
	Cato Corp. Class A	11,392	32
*	Surf Air Mobility Inc.	8,272	31
*	Leslie's Inc.	68,971	29
*,1	Torrid Holdings Inc.	9,765	29
*	Purple Innovation Inc.	37,652	27
*	Izea Worldwide Inc.	10,892	27
*	Travelzoo	2,058	26
*	Duluth Holdings Inc. Class B	10,724	23
*	Noodles & Co.	29,201	21
*	Lee Enterprises Inc.	3,230	21
*	Spruce Power Holding Corp.	10,214	21

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sonder Holdings Inc.	6,531	18
*	MNTN Inc. Class A	805	18
*	Ark Restaurants Corp.	1,363	12
*	QVC Group Inc.	4,372	12
*	Urban One Inc.	12,000	8
*,3	Lubys Inc.	14,037	7
*	Legacy Education Inc.	556	6
	FAT Brands Inc. Class B	1,964	5
*,3	SRAX Inc.	7,380	1
			4,394,903
Consumer Staples (4.0%)
	Procter & Gamble Co.	1,190,132	189,612
	Philip Morris International Inc.	788,909	143,684
	Coca-Cola Co.	1,747,401	123,629
	PepsiCo Inc.	694,994	91,767
	Altria Group Inc.	852,601	49,988
	McKesson Corp.	63,351	46,422
	Mondelez International Inc. Class A	655,633	44,216
	CVS Health Corp.	640,393	44,174
	Colgate-Palmolive Co.	407,780	37,067
	Cencora Inc.	92,963	27,875
	Corteva Inc.	344,571	25,681
	Kroger Co.	304,300	21,827
*	Monster Beverage Corp.	346,903	21,730
	Kimberly-Clark Corp.	168,460	21,718
	Keurig Dr Pepper Inc.	648,374	21,435
	Kenvue Inc.	975,337	20,414
	Sysco Corp.	241,768	18,312
	General Mills Inc.	279,118	14,461
	Archer-Daniels-Midland Co.	244,081	12,883
	Hershey Co.	75,230	12,484
	Church & Dwight Co. Inc.	125,248	12,038
	Constellation Brands Inc. Class A	72,503	11,795
	Kellanova	140,516	11,175
	Kraft Heinz Co.	412,135	10,641
	McCormick & Co. Inc.	128,214	9,721
	Casey's General Stores Inc.	18,883	9,635
*	US Foods Holding Corp.	117,381	9,040
*	Sprouts Farmers Market Inc.	49,793	8,198
	Tyson Foods Inc. Class A	145,382	8,133
	Clorox Co.	62,575	7,513
*	Performance Food Group Co.	79,099	6,919
	Bunge Global SA	68,150	5,471
	J M Smucker Co.	51,547	5,062
	Conagra Brands Inc.	243,435	4,983
	Hormel Foods Corp.	153,722	4,650
	Ingredion Inc.	32,535	4,412
*	Celsius Holdings Inc.	91,923	4,264
	Molson Coors Beverage Co. Class B	86,673	4,168
	Brown-Forman Corp. Class B	152,626	4,107
	Walgreens Boots Alliance Inc.	353,686	4,060
	Albertsons Cos. Inc. Class A	175,279	3,770
*	BellRing Brands Inc.	64,438	3,733
	Lamb Weston Holdings Inc.	71,866	3,726
	Primo Brands Corp.	123,054	3,645
	Campbell's Co.	98,596	3,022
*	Darling Ingredients Inc.	76,595	2,906
	Coca-Cola Consolidated Inc.	25,487	2,846
*	Post Holdings Inc.	25,489	2,779
	Cal-Maine Foods Inc.	21,075	2,100
	Lancaster Colony Corp.	9,825	1,698
*	Freshpet Inc.	24,696	1,678
	WD-40 Co.	6,880	1,569
	Flowers Foods Inc.	96,747	1,546
*	Simply Good Foods Co.	46,469	1,468
*	Chefs' Warehouse Inc.	18,728	1,195
	J & J Snack Foods Corp.	8,081	917
	Pilgrim's Pride Corp.	17,878	804
*	Boston Beer Co. Inc. Class A	4,125	787

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Vita Coco Co. Inc.	21,050	760
	Energizer Holdings Inc.	37,044	747
*	United Natural Foods Inc.	29,489	687
*	Vital Farms Inc.	17,714	682
	Universal Corp.	11,569	674
	Fresh Del Monte Produce Inc.	19,898	645
	Spectrum Brands Holdings Inc.	12,110	642
	Turning Point Brands Inc.	8,104	614
	Andersons Inc.	16,301	599
*	Grocery Outlet Holding Corp.	46,929	583
	Weis Markets Inc.	7,867	570
	Reynolds Consumer Products Inc.	26,345	564
	Edgewell Personal Care Co.	23,214	544
	WK Kellogg Co.	31,497	502
*	National Beverage Corp.	11,526	498
	Ingles Markets Inc. Class A	7,681	487
	SpartanNash Co.	17,946	475
	Utz Brands Inc.	36,847	462
	Brown-Forman Corp. Class A	16,261	447
*	Herbalife Ltd.	48,953	422
*	TreeHouse Foods Inc.	21,386	415
	Seaboard Corp.	120	343
	John B Sanfilippo & Son Inc.	4,923	311
	Tootsie Roll Industries Inc.	9,255	310
	Oil-Dri Corp. of America	5,064	299
*	Mission Produce Inc.	20,192	237
	MGP Ingredients Inc.	7,751	232
*	Honest Co. Inc.	45,174	230
	Natural Grocers by Vitamin Cottage Inc.	5,821	229
*	Seneca Foods Corp. Class A	2,171	220
*	Guardian Pharmacy Services Inc. Class A	10,273	219
	Nu Skin Enterprises Inc. Class A	26,652	213
	Calavo Growers Inc.	7,922	211
*	USANA Health Sciences Inc.	6,277	192
	Village Super Market Inc. Class A	4,856	187
	B&G Foods Inc.	42,512	180
*	Westrock Coffee Co.	26,832	154
	ACCO Brands Corp.	41,861	150
	Limoneira Co.	9,063	142
*,1	Beyond Meat Inc.	35,200	123
*	Mama's Creations Inc.	14,366	119
*	Beauty Health Co.	50,397	96
*	Medifast Inc.	6,610	93
*	Olaplex Holdings Inc.	61,606	86
*	Hain Celestial Group Inc.	50,282	76
*	HF Foods Group Inc.	21,622	69
*	Nature's Sunshine Products Inc.	4,216	62
*	Playboy Inc.	35,714	58
	Lifevantage Corp.	4,232	55
*	Lifeway Foods Inc.	2,100	52
*	PetMed Express Inc.	14,496	48
*	Veru Inc.	81,820	48
*	FitLife Brands Inc.	3,571	47
*	Zevia PBC Class A	10,776	35
*	BRC Inc. Class A	25,375	33
*	GrowGeneration Corp.	33,292	31
*	Farmer Bros Co.	11,334	16
			1,192,778
Energy (3.1%)
	Exxon Mobil Corp.	2,184,357	235,474
	Chevron Corp.	840,257	120,316
	ConocoPhillips	637,717	57,229
	Williams Cos. Inc.	616,833	38,743
	EOG Resources Inc.	274,213	32,799
	Kinder Morgan Inc.	959,294	28,203
	Cheniere Energy Inc.	107,052	26,069
	Marathon Petroleum Corp.	156,108	25,931
	ONEOK Inc.	313,429	25,585
	Phillips 66	206,994	24,694

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Schlumberger NV	691,023	23,357
	Valero Energy Corp.	159,142	21,392
	Hess Corp.	141,378	19,587
	Baker Hughes Co.	503,403	19,300
	Targa Resources Corp.	110,310	19,203
	EQT Corp.	304,098	17,735
	Occidental Petroleum Corp.	375,018	15,755
	Expand Energy Corp.	114,971	13,445
	Diamondback Energy Inc.	96,484	13,257
	Devon Energy Corp.	326,648	10,391
	Texas Pacific Land Corp.	9,358	9,886
	Coterra Energy Inc.	368,817	9,361
*	First Solar Inc.	51,817	8,578
	Halliburton Co.	393,533	8,020
	TechnipFMC plc	213,280	7,345
*	Antero Resources Corp.	149,751	6,032
	DTE Midstream LLC	51,551	5,666
	Ovintiv Inc. (XNYS)	132,044	5,024
	Range Resources Corp.	115,522	4,698
	Permian Resources Corp.	319,825	4,356
*	NEXTracker Inc. Class A	69,276	3,767
	APA Corp.	183,478	3,356
	HF Sinclair Corp.	80,891	3,323
	Antero Midstream Corp.	170,049	3,222
	Chord Energy Corp.	29,321	2,840
	Matador Resources Co.	56,964	2,718
	Viper Energy Inc.	66,904	2,551
*	Enphase Energy Inc.	63,375	2,513
	ChampionX Corp.	97,546	2,423
	NOV Inc.	191,019	2,374
*	CNX Resources Corp.	70,040	2,359
	Archrock Inc.	86,032	2,136
	Magnolia Oil & Gas Corp. Class A	90,582	2,036
	California Resources Corp.	41,087	1,876
	Weatherford International plc	37,245	1,874
	Core Natural Resources Inc.	25,526	1,780
	Noble Corp. plc	65,288	1,733
*	Gulfport Energy Corp.	8,180	1,646
	Murphy Oil Corp.	69,714	1,569
	Cactus Inc. Class A	35,136	1,536
*	Centrus Energy Corp. Class A	7,956	1,457
	SM Energy Co.	57,562	1,422
	Northern Oil & Gas Inc.	47,933	1,359
	Civitas Resources Inc.	46,779	1,287
	Warrior Met Coal Inc.	26,667	1,222
*	Valaris Ltd.	28,940	1,219
	Patterson-UTI Energy Inc.	182,837	1,084
*	Transocean Ltd. (XNYS)	407,741	1,056
*	Tidewater Inc.	22,827	1,053
*	Oceaneering International Inc.	50,032	1,037
*	Comstock Resources Inc.	36,477	1,009
	Kodiak Gas Services Inc.	29,159	999
	Kinetik Holdings Inc.	21,806	961
	Liberty Energy Inc.	77,420	889
	PBF Energy Inc. Class A	40,892	886
*	Sable Offshore Corp.	37,571	826
*,1	Plug Power Inc.	552,018	823
*	NextDecade Corp.	91,723	817
	Crescent Energy Co. Class A	93,258	802
*	Seadrill Ltd.	30,315	796
	Peabody Energy Corp.	57,773	775
*	American Superconductor Corp.	21,081	773
*	DNOW Inc.	52,131	773
	World Kinect Corp.	26,913	763
	Sitio Royalties Corp. Class A	38,251	703
*	Calumet Inc.	43,055	678
*	Par Pacific Holdings Inc.	25,280	671
	Helmerich & Payne Inc.	44,150	669
	Delek US Holdings Inc.	29,974	635
*	MRC Global Inc.	43,377	595

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Alpha Metallurgical Resources Inc.	5,181	583
	Solaris Energy Infrastructure Inc.	19,641	556
*	Talos Energy Inc.	63,908	542
[1]	Venture Global Inc. Class A	33,956	529
*	Helix Energy Solutions Group Inc.	74,337	464
*	Expro Group Holdings NV	53,684	461
*	Array Technologies Inc.	77,389	457
	Atlas Energy Solutions Inc.	33,905	453
*	Bristow Group Inc.	12,836	423
	CVR Energy Inc.	15,631	420
	Select Water Solutions Inc.	47,971	414
	SunCoke Energy Inc.	45,316	389
*	Shoals Technologies Group Inc. Class A	88,637	377
*	Innovex International Inc.	23,485	367
*	REX American Resources Corp.	7,264	354
*	NPK International Inc.	39,784	339
	Vitesse Energy Inc.	14,700	325
[1]	New Fortress Energy Inc.	96,073	319
*	Vital Energy Inc.	16,466	265
*	Hallador Energy Co.	16,060	254
	Core Laboratories Inc.	21,845	252
	RPC Inc.	51,950	246
*	ProPetro Holding Corp.	39,629	237
	Granite Ridge Resources Inc.	36,751	234
*	EVgo Inc.	63,127	230
*	Nabors Industries Ltd. (XNYS)	7,823	219
*	Ameresco Inc. Class A	14,233	216
*	TETRA Technologies Inc.	64,162	216
*	Fluence Energy Inc.	32,108	215
*	Green Plains Inc.	34,504	208
*	Matrix Service Co.	15,338	207
	VAALCO Energy Inc.	55,242	199
	Ramaco Resources Inc. Class A	14,204	187
*	BKV Corp.	7,618	184
	Riley Exploration Permian Inc.	6,849	180
	SandRidge Energy Inc.	15,088	163
	Flowco Holdings Inc. Class A	8,951	159
*	Oil States International Inc.	28,677	154
*,1	ChargePoint Holdings Inc.	218,055	153
*	Gevo Inc.	115,366	152
*	Natural Gas Services Group Inc.	5,648	146
*	Summit Midstream Corp.	5,860	144
*,1	Solid Power Inc.	65,146	143
*	Forum Energy Technologies Inc.	7,037	137
	HighPeak Energy Inc.	13,383	131
*	Infinity Natural Resources Inc. Class A	6,867	126
	Ranger Energy Services Inc. Class A	9,200	110
*	DMC Global Inc.	12,511	101
	Berry Corp.	34,778	96
	W&T Offshore Inc.	55,570	92
	NACCO Industries Inc. Class A	1,970	87
*	Montauk Renewables Inc.	36,146	80
*	Flotek Industries Inc.	5,426	80
*,1	Complete Solaria Inc.	41,956	77
*	T1 Energy Inc.	62,112	76
*	Ring Energy Inc.	93,437	74
*	MIND Technology Inc.	8,091	68
*	Aemetis Inc.	26,868	67
*	Ocean Power Technologies Inc.	129,418	61
	Epsilon Energy Ltd.	8,163	60
*,1	FuelCell Energy Inc.	10,632	60
	Ramaco Resources Inc. Class B	6,702	55
*	Tigo Energy Inc.	42,735	55
	Evolution Petroleum Corp.	11,080	52
*	Geospace Technologies Corp.	3,348	48
	Smart Sand Inc.	23,585	47
*	Amplify Energy Corp.	13,060	42
*	OPAL Fuels Inc. Class A	16,129	39
*	American Resources Corp.	43,481	36
*	Empire Petroleum Corp.	6,370	34

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ideal Power Inc.	6,716	30
*,1	Stem Inc.	4,672	29
*,1	TPI Composites Inc.	23,058	20
*,3	Novusterra Inc.	2,222	—
			947,907
Financials (11.7%)
*	Berkshire Hathaway Inc. Class B	877,494	426,260
	JPMorgan Chase & Co.	1,409,511	408,631
	Bank of America Corp.	3,439,092	162,738
	Wells Fargo & Co.	1,650,807	132,263
	Goldman Sachs Group Inc.	155,244	109,874
	Morgan Stanley	609,548	85,861
	S&P Global Inc.	159,188	83,938
	Citigroup Inc.	945,960	80,520
	Charles Schwab Corp.	874,960	79,831
	Progressive Corp.	297,217	79,315
	Blackrock Inc.	70,654	74,134
	Chubb Ltd.	192,946	55,900
	Blackstone Inc.	369,433	55,260
	Marsh & McLennan Cos. Inc.	249,753	54,606
	Intercontinental Exchange Inc.	290,619	53,320
	CME Group Inc.	182,577	50,322
	KKR & Co. Inc.	337,621	44,914
	Arthur J Gallagher & Co.	129,630	41,497
	Moody's Corp.	77,329	38,787
	PNC Financial Services Group Inc.	199,779	37,243
	Aon plc Class A (XNYS)	103,836	37,045
*	Robinhood Markets Inc. Class A	387,467	36,279
	US Bancorp	790,574	35,773
*	Coinbase Global Inc. Class A	101,629	35,620
	Bank of New York Mellon Corp.	361,646	32,950
	Travelers Cos. Inc.	114,505	30,635
	Aflac Inc.	274,691	28,969
	Apollo Global Management Inc.	201,369	28,568
	Truist Financial Corp.	660,250	28,384
	Allstate Corp.	133,559	26,887
	Ameriprise Financial Inc.	47,956	25,596
	American International Group Inc.	292,722	25,054
*	Berkshire Hathaway Inc. Class A	34	24,779
	MetLife Inc.	289,736	23,301
	Nasdaq Inc.	247,894	22,167
	MSCI Inc.	37,432	21,589
	Prudential Financial Inc.	179,701	19,307
	Hartford Insurance Group Inc.	144,011	18,271
	Ares Management Corp. Class A	103,903	17,996
	Arch Capital Group Ltd.	180,944	16,475
	M&T Bank Corp.	81,516	15,813
	Brown & Brown Inc.	140,869	15,618
	Willis Towers Watson plc	50,439	15,460
	LPL Financial Holdings Inc.	40,626	15,234
	State Street Corp.	137,517	14,624
	Broadridge Financial Solutions Inc.	59,656	14,498
	Fifth Third Bancorp	339,677	13,971
	Raymond James Financial Inc.	91,026	13,961
	Cboe Global Markets Inc.	53,250	12,418
	Huntington Bancshares Inc.	738,272	12,373
*	Markel Group Inc.	6,131	12,246
	Northern Trust Corp.	93,730	11,884
	Cincinnati Financial Corp.	79,576	11,850
	Interactive Brokers Group Inc. Class A	210,332	11,655
	T Rowe Price Group Inc.	112,031	10,811
	W R Berkley Corp.	144,930	10,648
	Regions Financial Corp.	434,590	10,222
*	SoFi Technologies Inc.	532,694	9,700
	KeyCorp.	555,741	9,681
	First Citizens BancShares Inc. Class A	4,688	9,172
	Citizens Financial Group Inc.	199,143	8,912
	Principal Financial Group Inc.	110,175	8,751
	Tradeweb Markets Inc. Class A	59,336	8,687

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Equitable Holdings Inc.	154,304	8,656
	FactSet Research Systems Inc.	19,265	8,617
	Loews Corp.	82,435	7,556
	Fidelity National Financial Inc.	132,212	7,412
	Everest Group Ltd.	21,607	7,343
	East West Bancorp Inc.	69,793	7,048
	Unum Group	84,032	6,786
	Reinsurance Group of America Inc.	33,562	6,657
	Carlyle Group Inc.	128,577	6,609
	Blue Owl Capital Inc.	318,228	6,113
	RenaissanceRe Holdings Ltd.	24,753	6,013
	Annaly Capital Management Inc.	305,564	5,751
	Kinsale Capital Group Inc.	11,289	5,463
	Ally Financial Inc.	140,234	5,462
	First Horizon Corp.	257,302	5,455
	Stifel Financial Corp.	49,455	5,132
	SEI Investments Co.	56,841	5,108
	Assurant Inc.	25,729	5,081
	Evercore Inc. Class A	18,664	5,040
	Globe Life Inc.	39,791	4,946
	Houlihan Lokey Inc.	27,336	4,919
*	Mr. Cooper Group Inc.	32,577	4,861
	SouthState Corp.	51,475	4,737
	AGNC Investment Corp.	514,715	4,730
	Webster Financial Corp.	85,304	4,658
	Primerica Inc.	16,811	4,601
	American Financial Group Inc.	36,097	4,556
	Erie Indemnity Co. Class A	12,983	4,502
	Corebridge Financial Inc.	125,255	4,447
	Pinnacle Financial Partners Inc.	39,348	4,344
	Old Republic International Corp.	112,590	4,328
	Wintrust Financial Corp.	33,996	4,215
	Western Alliance Bancorp	53,210	4,149
	MarketAxess Holdings Inc.	18,108	4,044
	Morningstar Inc.	12,880	4,043
	Jefferies Financial Group Inc.	73,796	4,036
	Commerce Bancshares Inc.	64,318	3,999
	Cullen / Frost Bankers Inc.	31,005	3,985
	Comerica Inc.	66,410	3,961
	Axis Capital Holdings Ltd.	37,872	3,932
	Zions Bancorp NA	75,100	3,901
	Popular Inc.	34,712	3,826
	Franklin Resources Inc.	159,977	3,815
	Ryan Specialty Holdings Inc.	54,766	3,724
	UMB Financial Corp.	34,676	3,647
	Invesco Ltd.	227,035	3,580
	Voya Financial Inc.	48,818	3,466
	Synovus Financial Corp.	66,818	3,458
	OneMain Holdings Inc.	60,365	3,441
	Old National Bancorp	159,331	3,400
	MGIC Investment Corp.	120,387	3,352
	TPG Inc.	63,236	3,317
	SLM Corp.	101,117	3,316
	Starwood Property Trust Inc.	163,092	3,273
	Jackson Financial Inc. Class A	36,266	3,220
	RLI Corp.	44,049	3,181
	First American Financial Corp.	49,853	3,060
	Rithm Capital Corp.	268,160	3,028
	Lincoln National Corp.	86,392	2,989
	Essent Group Ltd.	48,862	2,967
	Cadence Bank	92,682	2,964
	Prosperity Bancshares Inc.	41,828	2,938
	Hamilton Lane Inc. Class A	19,876	2,825
*,1	Circle Internet Group Inc.	15,453	2,801
	Hanover Insurance Group Inc.	16,434	2,792
	Lazard Inc.	57,326	2,751
	Affiliated Managers Group Inc.	13,752	2,706
*	Clearwater Analytics Holdings Inc. Class A	123,122	2,700
	Selective Insurance Group Inc.	31,085	2,694
*	MARA Holdings Inc.	170,139	2,668

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Upstart Holdings Inc.	41,079	2,657
	FNB Corp.	181,200	2,642
	United Bankshares Inc.	71,838	2,617
	FirstCash Holdings Inc.	19,128	2,585
	Bank OZK	54,232	2,552
	Glacier Bancorp Inc.	58,154	2,505
	Janus Henderson Group plc	64,141	2,491
	Columbia Banking System Inc.	106,248	2,484
	Radian Group Inc.	68,119	2,454
	Piper Sandler Cos.	8,678	2,412
	Hancock Whitney Corp.	41,062	2,357
	Moelis & Co. Class A	37,660	2,347
	Atlantic Union Bankshares Corp.	72,561	2,270
*	Oscar Health Inc. Class A	104,838	2,248
	White Mountains Insurance Group Ltd.	1,242	2,230
	First Financial Bankshares Inc.	61,736	2,221
	Home BancShares Inc.	77,926	2,218
	Ameris Bancorp	33,296	2,154
	Valley National Bancorp	239,120	2,135
*	Axos Financial Inc.	27,552	2,095
	Assured Guaranty Ltd.	23,628	2,058
	Kemper Corp.	31,158	2,011
*	Palomar Holdings Inc.	12,830	1,979
	BGC Group Inc. Class A	193,196	1,976
*	Riot Platforms Inc.	172,980	1,955
	Associated Banc-Corp.	79,974	1,951
	ServisFirst Bancshares Inc.	25,075	1,944
*	StoneX Group Inc.	21,093	1,922
	PJT Partners Inc. Class A	11,642	1,921
	International Bancshares Corp.	28,719	1,912
*	Enstar Group Ltd.	5,620	1,890
	Virtu Financial Inc. Class A	41,509	1,859
	StepStone Group Inc. Class A	33,240	1,845
*	Texas Capital Bancshares Inc.	23,175	1,840
	CNO Financial Group Inc.	47,517	1,833
	United Community Banks Inc.	61,319	1,827
*	Galaxy Digital Inc. Class A	81,520	1,785
	Flagstar Financial Inc.	166,936	1,770
	Renasant Corp.	48,387	1,739
	First BanCorp (XNYS)	81,255	1,693
	Federated Hermes Inc.	38,137	1,690
	Fulton Financial Corp.	93,060	1,679
*	NMI Holdings Inc.	39,564	1,669
*	Genworth Financial Inc.	209,698	1,631
	Victory Capital Holdings Inc. Class A	25,450	1,620
	Blackstone Mortgage Trust Inc. Class A	83,231	1,602
	WSFS Financial Corp.	28,941	1,592
	First Hawaiian Inc.	63,516	1,585
*	Brighthouse Financial Inc.	29,136	1,567
	Community Financial System Inc.	27,007	1,536
	Artisan Partners Asset Management Inc. Class A	34,444	1,527
	Cathay General Bancorp	33,349	1,518
*	Baldwin Insurance Group Inc.	34,666	1,484
*	Lemonade Inc.	33,687	1,476
	Eastern Bankshares Inc.	95,968	1,465
	PennyMac Financial Services Inc.	14,623	1,457
*	Dave Inc.	5,411	1,452
	WesBanco Inc.	45,831	1,450
	Independent Bank Corp. (XNGS)	21,734	1,367
*	Enova International Inc.	12,170	1,357
	BankUnited Inc.	38,098	1,356
	Bank of Hawaii Corp.	20,002	1,351
	CVB Financial Corp.	66,802	1,322
	Bread Financial Holdings Inc.	22,416	1,280
	Goosehead Insurance Inc. Class A	12,114	1,278
*	Bancorp Inc.	22,229	1,266
	First Interstate BancSystem Inc. Class A	43,385	1,250
	Park National Corp.	7,338	1,227
	Simmons First National Corp. Class A	64,510	1,223
*	Credit Acceptance Corp.	2,353	1,199

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	WaFd Inc.	40,857	1,196
	Seacoast Banking Corp. of Florida	42,805	1,182
	BancFirst Corp.	9,266	1,145
	Towne Bank	33,500	1,145
	Walker & Dunlop Inc.	16,244	1,145
	BOK Financial Corp.	11,666	1,139
	First Financial Bancorp	46,351	1,124
	Provident Financial Services Inc.	63,121	1,107
	Stock Yards Bancorp Inc.	13,916	1,099
	First Merchants Corp.	28,287	1,083
	Banner Corp.	16,686	1,070
	Cohen & Steers Inc.	14,090	1,062
	NBT Bancorp Inc.	25,314	1,052
[1]	Rocket Cos. Inc. Class A	74,210	1,052
*	SiriusPoint Ltd.	51,076	1,041
*	Skyward Specialty Insurance Group Inc.	17,602	1,017
[1]	Arbor Realty Trust Inc.	94,990	1,016
	OFG Bancorp	23,084	988
	Enterprise Financial Services Corp.	17,900	986
	Trustmark Corp.	26,987	984
	First Busey Corp.	42,933	983
	Pacific Premier Bancorp Inc.	46,447	980
	Pathward Financial Inc.	12,130	960
	Stewart Information Services Corp.	14,351	934
	Mercury General Corp.	13,815	930
*	Trupanion Inc.	16,307	903
	Banc of California Inc.	63,272	889
	Horace Mann Educators Corp.	20,476	880
	Federal Agricultural Mortgage Corp. Class C	4,519	878
*	Customers Bancorp Inc.	14,922	877
	First Bancorp / Southern Pines NC	19,763	871
	Nelnet Inc. Class A	7,052	854
	City Holding Co.	6,824	835
	First Commonwealth Financial Corp.	50,318	817
	Northwest Bancshares Inc.	63,781	815
	WisdomTree Inc.	69,689	802
	FB Financial Corp.	17,362	787
	Nicolet Bankshares Inc.	6,291	777
	Lakeland Financial Corp.	12,535	770
	HCI Group Inc.	5,003	761
	National Bank Holdings Corp. Class A	19,873	747
	S&T Bancorp Inc.	19,759	747
	Hilltop Holdings Inc.	23,296	707
	Veritex Holdings Inc.	26,768	699
	German American Bancorp Inc.	18,044	695
	Apollo Commercial Real Estate Finance Inc.	71,322	690
[1]	ARMOUR Residential REIT Inc.	40,371	679
*	LendingClub Corp.	56,154	676
	Ladder Capital Corp.	60,566	651
	Dynex Capital Inc.	52,949	647
	Hope Bancorp Inc.	59,902	643
*	Triumph Financial Inc.	11,635	641
*	Coastal Financial Corp.	6,607	640
	Stellar Bancorp Inc.	22,271	623
	Cannae Holdings Inc.	29,699	619
	Berkshire Hills Bancorp Inc.	24,099	603
*	ProAssurance Corp.	26,126	596
	Westamerica BanCorp	12,129	588
	Preferred Bank	6,768	586
*	Porch Group Inc.	49,514	584
*	Root Inc. Class A	4,567	584
	Employers Holdings Inc.	12,334	582
	PennyMac Mortgage Investment Trust	45,265	582
	Ellington Financial Inc.	44,686	580
	Virtus Investment Partners Inc.	3,198	580
	Safety Insurance Group Inc.	7,269	577
	Dime Community Bancshares Inc.	21,420	577
	Bank First Corp.	4,836	569
	Two Harbors Investment Corp.	51,731	557
	ConnectOne Bancorp Inc.	23,907	554

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	1st Source Corp.	8,877	551
	QCR Holdings Inc.	8,115	551
	Enact Holdings Inc.	14,771	549
	Chimera Investment Corp.	39,322	545
	TriCo Bancshares	13,233	536
	Perella Weinberg Partners	27,176	528
	Origin Bancorp Inc.	14,594	522
	Peoples Bancorp Inc.	17,101	522
	Navient Corp.	36,597	516
	MFA Financial Inc.	53,362	505
	Live Oak Bancshares Inc.	16,802	501
	OceanFirst Financial Corp.	27,990	493
	Acadian Asset Management Inc.	13,221	466
	Brookline Bancorp Inc.	43,022	454
*	Encore Capital Group Inc.	11,681	452
	Southside Bancshares Inc.	15,205	447
	Franklin BSP Realty Trust Inc. REIT	41,277	441
	Byline Bancorp Inc.	16,433	439
	Univest Financial Corp.	14,261	428
	Community Trust Bancorp Inc.	7,925	419
	Heritage Financial Corp.	17,141	409
	Tompkins Financial Corp.	6,489	407
	First Mid Bancshares Inc.	10,772	404
	Burke & Herbert Financial Services Corp.	6,703	400
	AMERISAFE Inc.	9,135	399
	Mercantile Bank Corp.	8,404	390
	UWM Holdings Corp.	94,165	390
	Orchid Island Capital Inc.	55,439	389
	TFS Financial Corp.	29,749	385
	Redwood Trust Inc.	64,066	379
	Amerant Bancorp Inc.	20,589	375
	Ready Capital Corp.	85,235	372
	Old Second Bancorp Inc.	20,889	371
	Business First Bancshares Inc.	14,852	366
	Hanmi Financial Corp.	14,544	359
	Central Pacific Financial Corp.	12,750	357
	Universal Insurance Holdings Inc.	12,857	357
	Capitol Federal Financial Inc.	57,622	352
	First Community Bankshares Inc.	8,936	350
	Independent Bank Corp.	10,641	345
	Horizon Bancorp Inc.	22,276	343
*	EZCorp. Inc. Class A	24,672	342
	Oppenheimer Holdings Inc. Class A	5,190	341
	Equity Bancshares Inc. Class A	8,344	340
*	Metropolitan Bank Holding Corp.	4,862	340
	Republic Bancorp Inc. Class A	4,620	338
	Brightspire Capital Inc.	65,826	332
	TrustCo Bank Corp. NY	9,862	330
	Merchants Bancorp	9,921	328
	Esquire Financial Holdings Inc.	3,468	328
	P10 Inc. Class A	32,062	328
	Camden National Corp.	7,999	325
	F&G Annuities & Life Inc.	10,151	325
*	NB Bancorp Inc.	17,993	321
	Heritage Commerce Corp.	31,816	316
	Northeast Bank	3,544	315
	Orrstown Financial Services Inc.	9,793	312
	Mid Penn Bancorp Inc.	10,805	305
*	Bowhead Specialty Holdings Inc.	8,008	301
	GCM Grosvenor Inc. Class A	25,919	300
	New York Mortgage Trust Inc.	44,643	299
	Eagle Bancorp Inc.	15,264	297
*	PRA Group Inc.	20,015	295
	Southern Missouri Bancorp Inc.	5,253	288
*	Slide Insurance Holdings Inc.	13,103	284
*	Heritage Insurance Holdings Inc.	11,317	282
	Tiptree Inc.	11,967	282
	Northrim BanCorp Inc.	2,956	276
	HomeTrust Bancshares Inc.	7,328	274
	Washington Trust Bancorp Inc.	9,683	274

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	First Financial Corp.	4,982	270
	TPG RE Finance Trust Inc.	35,005	270
*	Firstsun Capital Bancorp	7,721	268
	KKR Real Estate Finance Trust Inc.	30,379	266
	Invesco Mortgage Capital Inc. REIT	33,905	266
	SmartFinancial Inc.	7,828	264
	Metrocity Bankshares Inc.	9,095	260
	South Plains Financial Inc.	7,160	258
	Amalgamated Financial Corp.	8,257	258
	Financial Institutions Inc.	9,964	256
	Great Southern Bancorp Inc.	4,245	250
	MidWestOne Financial Group Inc.	8,619	248
	Peoples Financial Services Corp.	5,004	247
*	TWFG Inc.	6,990	245
	Shore Bancshares Inc.	15,328	241
	United Fire Group Inc.	8,384	241
	Farmers National Banc Corp.	17,316	239
	CNB Financial Corp.	10,401	238
	Alerus Financial Corp.	10,987	238
	Capital City Bank Group Inc.	5,914	233
	Bar Harbor Bankshares	7,699	231
*	World Acceptance Corp.	1,397	231
[1]	Hingham Institution for Savings	920	228
*	Columbia Financial Inc.	15,473	225
	Peapack-Gladstone Financial Corp.	7,865	222
	Five Star Bancorp	7,597	217
*	Hippo Holdings Inc.	7,730	216
	ACNB Corp.	5,026	215
	HarborOne Bancorp Inc.	18,199	213
	Arrow Financial Corp.	7,971	211
	ChoiceOne Financial Services Inc.	7,338	211
	Flushing Financial Corp.	17,268	205
	Midland States Bancorp Inc.	11,738	203
*	Carter Bankshares Inc.	11,652	202
	Compass Diversified Holdings	32,208	202
*	LendingTree Inc.	5,385	200
	First Bank	12,851	199
	First Business Financial Services Inc.	3,930	199
	Enterprise Bancorp Inc.	4,960	197
	Northfield Bancorp Inc.	16,972	195
*	Third Coast Bancshares Inc.	5,956	195
	OppFi Inc.	13,690	192
*	Greenlight Capital Re Ltd. Class A	13,258	191
*	California BanCorp	12,064	190
	Civista Bancshares Inc.	8,152	189
	Diamond Hill Investment Group Inc.	1,299	189
	Kearny Financial Corp.	28,755	186
	Unity Bancorp Inc.	3,940	186
	Claros Mortgage Trust Inc.	64,114	183
	Guaranty Bancshares Inc.	4,270	181
*	First Foundation Inc.	34,984	178
	Sierra Bancorp	5,990	178
	Community West Bancshares	9,076	177
	Home Bancorp Inc.	3,408	176
*	Bridgewater Bancshares Inc.	10,937	174
*	GBank Financial Holdings Inc.	4,772	169
	BayCom Corp.	6,051	168
	Capital Bancorp Inc.	4,980	167
	NewtekOne Inc.	14,730	166
	HBT Financial Inc.	6,542	165
*	Hagerty Inc. Class A	16,280	165
*	Selectquote Inc.	68,168	162
	Northeast Community Bancorp Inc.	6,988	162
	RBB Bancorp	9,289	160
	West BanCorp. Inc.	8,088	159
	Donegal Group Inc. Class A	7,832	157
	Bank of Marin Bancorp	6,834	156
	Investors Title Co.	735	155
	Southern States Bancshares Inc.	4,245	154
	MVB Financial Corp.	6,548	148

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Southern First Bancshares Inc.	3,887	148
	Red River Bancshares Inc.	2,422	142
*	Ambac Financial Group Inc.	19,910	141
	PCB Bancorp	6,736	141
	Ares Commercial Real Estate Corp.	29,199	139
	Farmers & Merchants Bancorp Inc.	5,498	139
	Waterstone Financial Inc.	9,882	136
	John Marshall Bancorp Inc.	7,315	136
	Citizens & Northern Corp.	6,877	130
	First Bancorp Inc. (XNGS)	5,127	130
*	Ponce Financial Group Inc.	9,403	130
	Middlefield Banc Corp.	4,286	129
	Crawford & Co. Class A	11,882	126
	Citizens Financial Services Inc.	2,127	125
	USCB Financial Holdings Inc.	7,475	124
	Chicago Atlantic Real Estate Finance Inc.	8,780	123
	Virginia National Bankshares Corp.	3,297	122
	First United Corp.	3,875	120
*	Oportun Financial Corp.	16,741	120
	Guild Holdings Co. Class A	6,055	120
*	Onity Group Inc.	3,091	118
	Parke Bancorp Inc.	5,753	117
	Colony Bankcorp Inc.	7,126	117
	FS Bancorp Inc.	2,949	116
	Timberland Bancorp Inc.	3,725	116
	Bank7 Corp.	2,764	116
	Plumas Bancorp	2,602	116
	Orange County Bancorp Inc.	4,486	116
	Primis Financial Corp.	10,507	114
	Oak Valley Bancorp	4,143	113
	Regional Management Corp.	3,824	112
	James River Group Holdings Ltd.	18,918	111
	Penns Woods Bancorp Inc.	3,616	110
	American Coastal Insurance Corp.	9,760	109
*	Security National Financial Corp. Class A	10,956	108
	Linkbancorp Inc.	14,837	108
*	Kingstone Cos. Inc.	6,971	107
	Bankwell Financial Group Inc.	2,912	105
*	Blue Ridge Bankshares Inc.	29,326	105
	AG Mortgage Investment Trust Inc.	13,847	105
	LCNB Corp.	7,096	103
*	FB Bancorp Inc.	8,964	101
	Richmond Mutual BanCorp. Inc.	7,270	100
*	HomeStreet Inc.	7,589	99
	First National Corp.	5,040	98
	First Community Corp.	3,948	96
	Fidelity D&D Bancorp Inc.	2,076	96
	Franklin Financial Services Corp.	2,784	96
*	Finance Of America Cos. Inc. Class A	4,114	96
	BankFinancial Corp.	8,241	95
	Seven Hills Realty Trust	7,894	95
*	Velocity Financial Inc.	5,063	94
	First Internet Bancorp	3,460	93
	Norwood Financial Corp.	3,621	93
*	Provident Bancorp Inc.	7,482	93
	ESSA Bancorp Inc.	4,767	92
	National Bankshares Inc.	3,377	92
*	FVCBankcorp Inc.	7,664	90
*	Kingsway Financial Services Inc.	6,539	89
	Affinity Bancshares Inc.	4,831	89
	Old Point Financial Corp.	2,210	87
*	Open Lending Corp.	44,641	87
*	Finwise Bancorp	5,778	87
*	Forge Global Holdings Inc.	4,466	85
	C&F Financial Corp.	1,327	82
	SR Bancorp Inc.	5,917	80
*,1	DeFi Development Corp.	3,717	80
*	Innventure Inc.	15,949	77
*	American Integrity Insurance Group Inc.	4,200	77
	Chemung Financial Corp.	1,559	76

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Medallion Financial Corp.	7,935	76
	Hawthorn Bancshares Inc.	2,619	76
	Ames National Corp.	4,288	76
	Riverview Bancorp Inc.	13,662	75
	Western New England Bancorp Inc.	8,081	75
*	AlTi Global Inc.	18,087	75
	BCB Bancorp Inc.	8,752	74
	Rithm Property Trust Inc.	27,486	74
*	MBIA Inc.	17,164	74
	Landmark Bancorp Inc.	2,757	73
	Northpointe Bancshares Inc.	5,346	73
	Westwood Holdings Group Inc.	4,638	72
	Nexpoint Real Estate Finance Inc.	5,255	72
	OP Bancorp	5,487	71
	Silvercrest Asset Management Group Inc. Class A	4,417	70
	Investar Holding Corp.	3,595	69
	First Savings Financial Group Inc.	2,763	69
*,1	Citizens Inc.	19,623	68
*	loanDepot Inc. Class A	53,726	68
*	Blue Foundry Bancorp	7,049	67
*	Pioneer Bancorp Inc.	5,447	66
*	BV Financial Inc.	4,320	66
*	Better Home & Finance Holding Co.	5,350	66
*	Abacus Global Management Inc.	12,846	66
	Finward Bancorp	2,353	65
	Meridian Corp.	4,988	64
	Eagle Bancorp Montana Inc.	3,864	64
*	First Western Financial Inc.	2,770	62
	Citizens Community Bancorp Inc.	4,388	61
*	ACRES Commercial Realty Corp.	3,409	61
	Princeton Bancorp Inc.	1,948	60
*	Kestrel Group Ltd.	2,259	60
	Angel Oak Mortgage REIT Inc.	6,112	58
*	Chime Financial Inc. Class A	1,694	58
*	eHealth Inc.	13,185	57
*	Exodus Movement Inc. Class A	1,963	57
	United Security Bancshares	6,311	55
*	Heritage Global Inc.	24,876	55
*	ECB Bancorp Inc.	3,591	55
*	NI Holdings Inc.	4,121	53
	Provident Financial Holdings Inc.	3,436	53
	MainStreet Bancshares Inc.	2,812	53
	CF Bankshares Inc.	2,153	52
	SWK Holdings Corp.	3,504	52
	First US Bancshares Inc.	3,994	52
	Advanced Flower Capital Inc.	11,453	51
*	Catalyst Bancorp Inc.	4,082	51
*	First Seacoast Bancorp Inc.	4,496	51
*	Central Plains Bancshares Inc.	3,365	51
*,1	Chain Bridge Bancorp Inc. Class A	1,966	51
*	Fifth District Bancorp Inc.	4,163	51
	IF Bancorp Inc.	2,033	50
*	NSTS Bancorp Inc.	4,078	50
*	Siebert Financial Corp.	10,989	49
	Pathfinder Bancorp Inc.	3,224	49
	Peoples Bancorp of North Carolina Inc.	1,672	48
*	Rhinebeck Bancorp Inc.	4,029	47
	Sachem Capital Corp.	39,216	47
	Summit State Bank	4,372	47
	NexPoint Diversified Real Estate Trust	11,193	47
	Eagle Financial Services Inc.	1,532	47
	Hanover Bancorp Inc.	2,042	47
*	Bitcoin Depot Inc.	8,926	45
	Hennessy Advisors Inc.	3,282	41
	Sunrise Realty Trust Inc.	3,817	40
*	Great Elm Group Inc.	18,596	39
	First Guaranty Bancshares Inc.	4,672	38
	Ohio Valley Banc Corp.	1,133	37
	Manhattan Bridge Capital Inc.	6,830	37
	SB Financial Group Inc.	1,815	35

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Consumer Portfolio Services Inc.	3,484	34
*	B Riley Financial Inc.	10,511	31
*,1	Bakkt Holdings Inc.	2,242	31
	Cherry Hill Mortgage Investment Corp.	10,675	29
	First Northwest Bancorp	3,587	28
*	Broadway Financial Corp.	3,045	22
*	Ategrity Specialty Holdings LLC	948	20
*	GoHealth Inc. Class A	3,042	17
*	Jefferson Capital Inc.	712	13
*,3	Sterling Bancorp Inc.	15,111	—
			3,517,847
Health Care (9.2%)
	Eli Lilly & Co.	432,276	336,972
	Johnson & Johnson	1,220,161	186,380
	AbbVie Inc.	895,328	166,191
	UnitedHealth Group Inc.	459,566	143,371
	Abbott Laboratories	882,301	120,002
	Merck & Co. Inc.	1,271,899	100,684
*	Intuitive Surgical Inc.	181,506	98,632
*	Boston Scientific Corp.	749,359	80,489
	Thermo Fisher Scientific Inc.	190,691	77,318
	Amgen Inc.	272,339	76,040
	Gilead Sciences Inc.	630,049	69,854
	Pfizer Inc.	2,876,482	69,726
	Stryker Corp.	174,266	68,945
	Danaher Corp.	325,373	64,274
*	Vertex Pharmaceuticals Inc.	129,953	57,855
	Medtronic plc	649,134	56,585
	Bristol-Myers Squibb Co.	1,030,051	47,681
	Cigna Group	135,232	44,705
	Elevance Health Inc.	114,209	44,423
	HCA Healthcare Inc.	85,098	32,601
	Zoetis Inc.	203,603	31,752
	Regeneron Pharmaceuticals Inc.	53,939	28,318
	Becton Dickinson & Co.	144,311	24,858
*	Edwards Lifesciences Corp.	298,049	23,310
*	IDEXX Laboratories Inc.	40,855	21,912
*	Alnylam Pharmaceuticals Inc.	66,350	21,636
*	Veeva Systems Inc. Class A	74,408	21,428
	Cardinal Health Inc.	121,133	20,350
	ResMed Inc.	74,488	19,218
*	Dexcom Inc.	199,228	17,391
	Agilent Technologies Inc.	144,832	17,092
	GE HealthCare Technologies Inc.	220,948	16,366
	Humana Inc.	61,327	14,993
*	Centene Corp.	252,955	13,730
*	IQVIA Holdings Inc.	83,514	13,161
	STERIS plc	49,963	12,002
*	Insulet Corp.	35,785	11,243
	Labcorp Holdings Inc.	42,525	11,163
*	Natera Inc.	66,044	11,157
*	Waters Corp.	30,225	10,550
	Quest Diagnostics Inc.	56,798	10,203
*	Biogen Inc.	74,447	9,350
*	Insmed Inc.	92,605	9,320
	Zimmer Biomet Holdings Inc.	100,668	9,182
*	Tenet Healthcare Corp.	47,250	8,316
*	Molina Healthcare Inc.	27,598	8,221
	West Pharmaceutical Services Inc.	36,544	7,996
	Baxter International Inc.	260,965	7,902
*	Hologic Inc.	113,404	7,389
*	Illumina Inc.	76,523	7,301
*	Cooper Cos. Inc.	101,585	7,229
*	Align Technology Inc.	35,034	6,633
*	United Therapeutics Corp.	22,900	6,580
	Royalty Pharma plc Class A	182,061	6,560
*	Neurocrine Biosciences Inc.	50,406	6,336
	Encompass Health Corp.	51,206	6,279
*	Exelixis Inc.	131,924	5,815

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Revvity Inc.	59,836	5,787
*	Incyte Corp.	83,661	5,697
	Viatris Inc.	598,074	5,341
*	BioMarin Pharmaceutical Inc.	97,132	5,339
*	Solventum Corp.	70,243	5,327
*	Exact Sciences Corp.	96,061	5,105
	Universal Health Services Inc. Class B	27,646	5,008
*	Moderna Inc.	177,912	4,909
*	Penumbra Inc.	18,662	4,789
	Ensign Group Inc.	29,214	4,507
*	Avantor Inc.	330,342	4,446
*	HealthEquity Inc.	41,927	4,392
*	Hims & Hers Health Inc.	87,426	4,358
*	Blueprint Medicines Corp.	32,912	4,219
*	Masimo Corp.	24,734	4,161
	Bio-Techne Corp.	79,652	4,098
*	Henry Schein Inc.	52,673	3,848
*	Doximity Inc. Class A	62,739	3,848
*	Charles River Laboratories International Inc.	24,990	3,792
*	Bridgebio Pharma Inc.	87,108	3,761
*	Medpace Holdings Inc.	11,678	3,665
	Chemed Corp.	7,451	3,628
*	Elanco Animal Health Inc. (XNYS)	252,354	3,604
*	Globus Medical Inc. Class A	57,493	3,393
*	Repligen Corp.	27,084	3,369
*	Corcept Therapeutics Inc.	45,827	3,364
*	Halozyme Therapeutics Inc.	62,870	3,271
*,1	Tempus AI Inc.	51,299	3,260
*	Jazz Pharmaceuticals plc	29,578	3,139
*	Revolution Medicines Inc.	85,125	3,132
*	Guardant Health Inc.	60,097	3,127
*	Ionis Pharmaceuticals Inc.	77,251	3,052
*	Madrigal Pharmaceuticals Inc.	9,630	2,914
*	Glaukos Corp.	27,695	2,861
*	Merit Medical Systems Inc.	30,066	2,811
*	Lantheus Holdings Inc.	33,462	2,739
*	DaVita Inc.	19,150	2,728
*	Option Care Health Inc.	82,656	2,685
	Teleflex Inc.	22,481	2,661
*	TG Therapeutics Inc.	72,019	2,592
*	iRhythm Technologies Inc.	16,250	2,502
*	Alkermes plc	83,679	2,394
*	Roivant Sciences Ltd.	209,306	2,359
*	Bio-Rad Laboratories Inc. Class A	9,621	2,322
	Bruker Corp.	53,842	2,218
*	Integer Holdings Corp.	17,734	2,181
*	TransMedics Group Inc.	16,247	2,177
*	ADMA Biologics Inc.	115,553	2,104
*	Axsome Therapeutics Inc.	20,134	2,102
*	Rhythm Pharmaceuticals Inc.	32,713	2,067
*	Akero Therapeutics Inc.	38,706	2,065
*	Cytokinetics Inc.	61,180	2,021
*	Vaxcyte Inc.	61,895	2,012
*	Prestige Consumer Healthcare Inc.	24,980	1,995
*	Waystar Holding Corp.	48,612	1,987
*	PTC Therapeutics Inc.	40,354	1,971
*	Inspire Medical Systems Inc.	15,146	1,966
*	RadNet Inc.	34,453	1,961
*	Soleno Therapeutics Inc.	23,198	1,944
	Perrigo Co. plc	70,528	1,885
*	Arcellx Inc.	28,268	1,861
*	Haemonetics Corp.	24,531	1,830
*	Krystal Biotech Inc.	13,309	1,829
*	Nuvalent Inc. Class A	23,459	1,790
*	Protagonist Therapeutics Inc.	31,958	1,766
*	SpringWorks Therapeutics Inc.	36,905	1,734
*	Envista Holdings Corp.	87,102	1,702
*	Ultragenyx Pharmaceutical Inc.	45,428	1,652
*	Avidity Biosciences Inc.	57,589	1,636
	DENTSPLY SIRONA Inc.	102,351	1,625

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ICU Medical Inc.	11,757	1,554
*	Amedisys Inc.	15,753	1,550
*	PROCEPT BioRobotics Corp.	26,854	1,547
*	Viking Therapeutics Inc.	55,272	1,465
*	Scholar Rock Holding Corp.	41,230	1,460
*	CorVel Corp.	14,162	1,456
*	Crinetics Pharmaceuticals Inc.	48,246	1,388
*	ACADIA Pharmaceuticals Inc.	63,344	1,366
*	Kymera Therapeutics Inc.	30,304	1,322
	Concentra Group Holdings Parent Inc.	62,136	1,278
	Organon & Co.	131,753	1,275
*	Catalyst Pharmaceuticals Inc.	58,350	1,266
*	Privia Health Group Inc.	52,592	1,210
*	BrightSpring Health Services Inc.	48,747	1,150
*	Mirum Pharmaceuticals Inc.	21,646	1,102
*	Veracyte Inc.	39,845	1,077
*	Twist Bioscience Corp.	29,165	1,073
*	Vericel Corp.	25,129	1,069
*	Warby Parker Inc. Class A	48,133	1,056
*	Ligand Pharmaceuticals Inc.	9,139	1,039
*	Acadia Healthcare Co. Inc.	45,268	1,027
*	Addus HomeCare Corp.	8,789	1,012
*	Agios Pharmaceuticals Inc.	30,000	998
*	QuidelOrtho Corp.	34,600	997
*	Alignment Healthcare Inc.	70,745	990
*,1	Recursion Pharmaceuticals Inc. Class A	194,105	982
*	BioCryst Pharmaceuticals Inc.	108,419	971
*	Novocure Ltd.	54,518	970
*	Arrowhead Pharmaceuticals Inc.	60,262	952
*	Apellis Pharmaceuticals Inc.	53,957	934
	Premier Inc. Class A	41,981	921
*	Ideaya Biosciences Inc.	43,512	915
*	Enovis Corp.	29,154	914
*	Sotera Health Co.	80,023	890
*	UFP Technologies Inc.	3,618	883
*	Progyny Inc.	40,108	882
*	Amicus Therapeutics Inc.	152,725	875
*	GeneDx Holdings Corp.	9,458	873
*	Apogee Therapeutics Inc.	19,652	853
*	Adaptive Biotechnologies Corp.	73,115	852
	LeMaitre Vascular Inc.	10,107	839
*	Beam Therapeutics Inc.	49,226	837
*	Supernus Pharmaceuticals Inc.	26,532	836
	Select Medical Holdings Corp.	54,727	831
*	Phreesia Inc.	29,057	827
*	Sarepta Therapeutics Inc.	48,167	824
*	Denali Therapeutics Inc.	58,059	812
*,1	Summit Therapeutics Inc. (XNMS)	37,899	806
*,1	GRAIL Inc.	15,628	804
*	Tarsus Pharmaceuticals Inc.	19,728	799
*	Brookdale Senior Living Inc.	114,357	796
*	Surgery Partners Inc.	35,825	796
*	AtriCure Inc.	24,274	795
	CONMED Corp.	15,255	794
*	CG oncology Inc.	30,341	789
*	Teladoc Health Inc.	90,426	788
*	Harmony Biosciences Holdings Inc.	24,859	786
*	Arcutis Biotherapeutics Inc.	52,760	740
*	89bio Inc.	75,064	737
*	Certara Inc.	62,913	736
*	Amneal Pharmaceuticals Inc.	90,751	734
*	Ocular Therapeutix Inc.	75,437	700
*	Celldex Therapeutics Inc.	34,015	692
	National HealthCare Corp.	6,400	685
*	Omnicell Inc.	22,902	673
*	Evolent Health Inc. Class A	58,642	660
*	Artivion Inc.	21,024	654
*	Travere Therapeutics Inc.	43,796	648
*	Alphatec Holdings Inc.	57,398	637
*	Pediatrix Medical Group Inc.	44,361	637

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	10X Genomics Inc. Class A	54,820	635
*	Biohaven Ltd.	44,881	633
	US Physical Therapy Inc.	7,979	624
*	Tandem Diabetes Care Inc.	33,106	617
*	ANI Pharmaceuticals Inc.	9,389	613
*	Innoviva Inc.	30,424	611
*	Azenta Inc.	19,451	599
*	Dynavax Technologies Corp.	60,015	595
*	Disc Medicine Inc.	11,180	592
*	Edgewise Therapeutics Inc.	44,215	580
*	Healthcare Services Group Inc.	37,728	567
*	Vera Therapeutics Inc.	24,073	567
*	MannKind Corp.	149,685	560
*	Immunovant Inc.	34,837	557
*	Astrana Health Inc.	22,069	549
*	Kiniksa Pharmaceuticals International plc	19,703	545
*	Clover Health Investments Corp.	190,857	533
*	Pacira BioSciences Inc.	22,147	529
*	CareDx Inc.	26,622	520
*	Neogen Corp.	107,022	512
*	AdaptHealth Corp.	54,085	510
*	Viridian Therapeutics Inc.	36,351	508
*	Intellia Therapeutics Inc.	53,861	505
*	BioLife Solutions Inc.	23,367	503
*	Harrow Inc.	16,276	497
*	Niagen Bioscience Inc.	34,312	494
*	Novavax Inc.	78,182	493
*	ARS Pharmaceuticals Inc.	27,743	484
*	NeoGenomics Inc.	64,055	468
*	Cidara Therapeutics Inc.	9,569	466
*	Pennant Group Inc.	15,495	463
*	Janux Therapeutics Inc.	19,933	460
*	Ardelyx Inc.	115,915	454
*	Dyne Therapeutics Inc.	47,608	453
*	CorMedix Inc.	36,705	452
*	Praxis Precision Medicines Inc.	10,618	446
*	Collegium Pharmaceutical Inc.	15,054	445
*	Verve Therapeutics Inc.	39,284	441
*	Enliven Therapeutics Inc.	21,923	440
*	Akebia Therapeutics Inc.	120,577	439
*	Integra LifeSciences Holdings Corp.	34,994	429
*	Nurix Therapeutics Inc.	37,593	428
*	Syndax Pharmaceuticals Inc.	45,313	424
*	Geron Corp. (XNGS)	299,053	422
*	Amphastar Pharmaceuticals Inc.	18,233	419
*	Spyre Therapeutics Inc.	27,480	411
*	Avadel Pharmaceuticals plc	45,222	400
*	LENZ Therapeutics Inc.	13,376	392
*	SI-BONE Inc.	20,800	391
*	Liquidia Corp.	31,370	391
*	Cogent Biosciences Inc.	54,517	391
*	Hinge Health Inc. Class A	6,929	359
*	Xeris Biopharma Holdings Inc.	76,499	357
*,1	Anavex Life Sciences Corp.	38,660	356
*	agilon health Inc.	154,412	355
*	Zymeworks Inc.	28,133	353
	HealthStream Inc.	12,167	337
*	Immunome Inc.	35,799	333
*	MiMedx Group Inc.	53,585	327
*	EyePoint Pharmaceuticals Inc.	34,755	327
*	ArriVent Biopharma Inc.	14,701	320
*,1	ImmunityBio Inc.	117,503	310
*	Owens & Minor Inc.	33,851	308
*	Stoke Therapeutics Inc.	27,048	307
*	STAAR Surgical Co.	18,004	302
*	ORIC Pharmaceuticals Inc.	29,312	298
	Embecta Corp.	29,978	290
*	Trevi Therapeutics Inc.	52,604	288
*	Mineralys Therapeutics Inc.	21,002	284
*	Iovance Biotherapeutics Inc.	163,248	281

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Xencor Inc.	35,566	280
*	Arcus Biosciences Inc.	34,316	279
*	Relay Therapeutics Inc.	80,587	279
*	Dianthus Therapeutics Inc.	14,968	279
*	Upstream Bio Inc.	25,291	278
*	Sage Therapeutics Inc.	30,333	277
*	Amylyx Pharmaceuticals Inc.	42,967	275
*	Kura Oncology Inc.	47,431	274
*	Vir Biotechnology Inc.	52,728	266
*	Evolus Inc.	28,763	265
*	KalVista Pharmaceuticals Inc.	23,274	263
*	Nuvation Bio Inc.	133,928	261
*	PACS Group Inc.	20,214	261
	Phibro Animal Health Corp. Class A	10,146	259
*	Replimune Group Inc.	27,666	257
*	Day One Biopharmaceuticals Inc.	39,181	255
*	Castle Biosciences Inc.	12,416	254
*	Arbutus Biopharma Corp.	81,729	253
*,1	Phathom Pharmaceuticals Inc.	26,349	253
*	Ceribell Inc.	13,526	253
*	Avanos Medical Inc.	20,480	251
*	OPKO Health Inc.	190,508	251
*	Taysha Gene Therapies Inc.	108,248	250
*	Zevra Therapeutics Inc.	27,856	245
*	Enhabit Inc.	25,398	245
*	Arvinas Inc.	33,074	243
*	Community Health Systems Inc.	71,476	243
*,1	Semler Scientific Inc.	6,215	241
*	Myriad Genetics Inc.	45,230	240
*	RxSight Inc.	18,428	240
*,1	Ginkgo Bioworks Holdings Inc.	21,342	240
*	Cullinan Therapeutics Inc.	31,463	237
	iRadimed Corp.	3,935	235
*	Orthofix Medical Inc.	20,959	234
*	Theravance Biopharma Inc.	21,171	234
*	aTyr Pharma Inc.	45,980	233
*	Celcuity Inc.	17,418	233
*	LifeStance Health Group Inc.	44,877	232
*	Fortrea Holdings Inc.	46,209	228
*	AnaptysBio Inc.	10,186	226
*	Axogen Inc.	20,450	222
*	LifeMD Inc.	16,333	222
*,1	Metsera Inc.	7,760	221
*	Keros Therapeutics Inc.	16,370	219
*	Fulgent Genetics Inc.	10,947	218
*	Delcath Systems Inc.	15,711	214
*	Fulcrum Therapeutics Inc.	30,469	210
*	AngioDynamics Inc.	20,983	208
*	GoodRx Holdings Inc. Class A	41,857	208
*	Claritev Corp.	4,528	204
*	Bicara Therapeutics Inc.	21,314	198
*	Nutex Health Inc.	1,584	197
*	Nektar Therapeutics	7,533	195
*	Tourmaline Bio Inc.	12,005	192
*	Standard BioTools Inc.	158,162	190
[1]	Oruka Therapeutics Inc.	16,787	188
*	Rezolute Inc.	41,867	187
*	OrthoPediatrics Corp.	8,645	186
*	Savara Inc.	81,728	186
*,1	Sana Biotechnology Inc.	68,211	186
*	Cytek Biosciences Inc.	54,376	185
*	Surmodics Inc.	6,176	183
*	CytomX Therapeutics Inc.	80,384	182
*	REGENXBIO Inc.	22,034	181
*	Senseonics Holdings Inc.	378,986	181
*	Arcturus Therapeutics Holdings Inc.	13,775	179
*	Personalis Inc.	27,200	178
*	Eton Pharmaceuticals Inc.	12,457	178
*,1	Capricor Therapeutics Inc.	17,890	178
*	TruBridge Inc.	7,530	176

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Emergent BioSolutions Inc.	27,655	176
*,1	Pacific Biosciences of California Inc.	142,299	176
*	Aura Biosciences Inc.	28,045	176
*,1	Absci Corp.	65,722	169
[1]	Jade Biosciences Inc.	16,788	168
*	Outset Medical Inc.	8,744	168
*	Heron Therapeutics Inc.	80,344	166
*	XOMA Royalty Corp.	6,600	166
*	Varex Imaging Corp.	19,020	165
*	Tango Therapeutics Inc.	31,679	162
*	Solid Biosciences Inc.	33,064	161
*	Septerna Inc.	15,181	160
*	Ardent Health Inc.	11,574	158
*	Cerus Corp.	108,919	154
*	Butterfly Network Inc.	76,706	153
*	Tyra Biosciences Inc.	16,013	153
*	Abeona Therapeutics Inc.	26,710	152
*	Gossamer Bio Inc.	120,215	148
*,1	Altimmune Inc.	37,918	147
	SIGA Technologies Inc.	22,419	146
*	NeuroPace Inc.	13,081	146
	National Research Corp.	8,636	145
*	Maravai LifeSciences Holdings Inc. Class A	60,043	145
*	Talkspace Inc.	51,983	145
*	Astria Therapeutics Inc.	26,798	144
*	Rigel Pharmaceuticals Inc.	7,705	144
*	ClearPoint Neuro Inc.	11,953	143
*,1	Ocugen Inc.	146,991	143
*	Health Catalyst Inc.	37,139	140
*	Quanterix Corp.	21,088	140
*	Aveanna Healthcare Holdings Inc.	26,694	140
*	Erasca Inc.	109,544	139
*,1	SANUWAVE Health Inc.	4,232	139
*	Vigil Neuroscience Inc.	17,079	136
*	Pulse Biosciences Inc.	8,976	135
*	Compass Therapeutics Inc.	51,820	135
*	Quantum-Si Inc.	68,080	133
*	Lifecore Biomedical Inc.	15,740	128
*	iTeos Therapeutics Inc.	12,848	128
*	Terns Pharmaceuticals Inc.	34,374	128
*	Aquestive Therapeutics Inc.	38,200	126
*	Olema Pharmaceuticals Inc.	29,559	126
*	Monte Rosa Therapeutics Inc.	27,915	126
*	Treace Medical Concepts Inc.	21,239	125
*	Zimvie Inc.	13,001	122
*	Rapport Therapeutics Inc.	10,753	122
*,1	Humacyte Inc.	57,747	121
*	Entrada Therapeutics Inc.	17,787	120
*	Zenas Biopharma Inc.	12,398	120
*	Tectonic Therapeutic Inc.	5,979	119
*	MBX Biosciences Inc.	10,403	119
*	908 Devices Inc.	16,493	118
*	Editas Medicine Inc.	53,210	117
*	Corvus Pharmaceuticals Inc.	29,109	116
*	Alumis Inc.	38,547	116
*	Precigen Inc.	81,031	115
*	Organogenesis Holdings Inc.	31,293	115
*	Verastem Inc.	27,768	115
*	Inozyme Pharma Inc.	27,838	111
*	Kestra Medical Technologies Ltd.	6,705	111
*	Sagimet Biosciences Inc. Class A	14,259	109
*	Tactile Systems Technology Inc.	10,582	107
*	Annexon Inc.	44,785	107
*,1	SELLAS Life Sciences Group Inc.	48,936	107
*	Esperion Therapeutics Inc.	106,732	105
*	Neuronetics Inc.	29,486	103
*	4D Molecular Therapeutics Inc.	27,349	101
*	Voyager Therapeutics Inc.	32,198	100
*	Sonida Senior Living Inc.	4,000	100
	Utah Medical Products Inc.	1,742	99

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Beta Bionics Inc.	6,767	99
*	Inogen Inc.	13,936	98
*	Viemed Healthcare Inc.	14,170	98
*	Perspective Therapeutics Inc.	28,575	98
*	Y-mAbs Therapeutics Inc.	21,582	97
*	Codexis Inc.	38,749	95
*	Eledon Pharmaceuticals Inc.	34,722	94
*,1	Gyre Therapeutics Inc.	12,676	93
*	Rocket Pharmaceuticals Inc.	37,345	92
*,1	Tvardi Therapeutics Inc.	3,933	92
*	Bioventus Inc. Class A	13,523	90
*	Enanta Pharmaceuticals Inc.	11,703	88
*	Benitec Biopharma Inc.	7,539	88
*	KORU Medical Systems Inc.	24,313	87
*	Cardiff Oncology Inc.	27,727	87
*	Lineage Cell Therapeutics Inc.	93,589	85
*	OptimizeRx Corp.	6,262	85
*	Omeros Corp.	27,693	83
*	OraSure Technologies Inc.	27,508	83
*	Avita Medical Inc.	15,718	83
*	DocGo Inc.	52,945	83
*	Aldeyra Therapeutics Inc.	21,148	81
*,1	Allogene Therapeutics Inc.	69,884	79
*,1	Galectin Therapeutics Inc.	37,318	79
*	MaxCyte Inc.	36,454	79
*	Inhibrx Biosciences Inc.	5,545	79
*	Forte Biosciences Inc.	6,094	79
*	Cabaletta Bio Inc.	51,544	78
*	Caribou Biosciences Inc.	62,161	78
*	OmniAb Inc.	44,629	78
*	Lexeo Therapeutics Inc.	19,418	78
*,1	Prime Medicine Inc.	31,328	77
*	Stereotaxis Inc.	34,931	74
*	Cargo Therapeutics Inc.	17,964	74
*	Fennec Pharmaceuticals Inc.	8,830	73
*	Kodiak Sciences Inc.	19,198	72
*	Lexicon Pharmaceuticals Inc.	75,792	72
*	Candel Therapeutics Inc.	14,245	72
*,1	Sionna Therapeutics Inc.	4,137	72
*	Accuray Inc.	51,997	71
*	Neurogene Inc.	4,736	71
*	RAPT Therapeutics Inc.	8,925	71
*	Anixa Biosciences Inc.	21,079	70
*	Larimar Therapeutics Inc.	24,109	70
*	Exagen Inc.	9,919	69
*	InfuSystem Holdings Inc.	10,917	68
*	LENSAR Inc.	5,198	68
*	Atossa Therapeutics Inc.	81,493	68
*	Sight Sciences Inc.	16,433	68
*	FONAR Corp.	4,446	67
*	Alector Inc.	47,602	67
*	Aardvark Therapeutics Inc.	4,951	67
*	Spero Therapeutics Inc.	22,820	66
*	Kyverna Therapeutics Inc.	21,322	65
*	American Well Corp. Class A	7,355	65
*,1	Inhibikase Therapeutics Inc.	33,537	65
	Acme United Corp.	1,512	63
*	BioAge Labs Inc.	15,216	63
*	Anika Therapeutics Inc.	5,877	62
*	scPharmaceuticals Inc.	16,382	62
*	Diamedica Therapeutics Inc.	15,764	61
*	RCM Technologies Inc.	2,589	61
*	Innovage Holding Corp.	16,618	61
*	Ventyx Biosciences Inc.	28,521	61
*	Oncology Institute Inc.	29,947	61
*	iCAD Inc.	15,565	59
*	C4 Therapeutics Inc.	41,410	59
*	Immuneering Corp. Class A	17,649	59
*,1	BioSig Technologies Inc.	8,208	59
*	Coya Therapeutics Inc.	10,246	59

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Quince Therapeutics Inc.	34,965	58
*	Pulmonx Corp.	22,314	58
*	Aclaris Therapeutics Inc.	40,404	57
*	Tela Bio Inc.	29,412	57
*	CareCloud Inc.	24,155	57
*	Fate Therapeutics Inc.	50,020	56
*	Sangamo Therapeutics Inc.	102,568	56
*	TriSalus Life Sciences Inc.	10,203	56
*	Joint Corp.	4,722	55
*	Foghorn Therapeutics Inc.	11,749	55
*	Lyell Immunopharma Inc.	6,245	55
*	HilleVax Inc.	27,027	54
*	Assembly Biosciences Inc.	2,996	54
*	Cartesian Therapeutics Inc.	5,207	54
*	Monogram Technologies Inc.	18,797	54
*	Sensus Healthcare Inc.	11,106	53
*	AirSculpt Technologies Inc.	10,989	53
*	Journey Medical Corp.	7,375	53
*	Ironwood Pharmaceuticals Inc.	71,834	52
*	Third Harmonic Bio Inc.	9,652	52
*	Biote Corp. Class A	12,979	52
*	Inovio Pharmaceuticals Inc.	25,319	52
*	Puma Biotechnology Inc.	14,919	51
*	Elicio Operating Co. Inc.	6,579	51
*	Protara Therapeutics Inc.	16,636	50
*	Ikena Oncology Inc.	37,037	50
*	Agenus Inc.	10,885	50
*	Coherus Oncology Inc.	67,253	49
*	Electromed Inc.	2,240	49
*	Immunic Inc.	69,930	49
*	Design Therapeutics Inc.	14,493	49
*	Rapid Micro Biosystems Inc. Class A	14,085	49
*	Champions Oncology Inc.	6,527	48
*	CVRx Inc.	8,150	48
*	Whitehawk Therapeutics Inc.	25,510	48
*	Genelux Corp.	16,729	48
*	Surrozen Inc.	5,314	48
*	MacroGenics Inc.	38,497	47
*	enVVeno Medical Corp.	11,710	47
*	NRX Pharmaceuticals Inc.	14,535	47
*	Clearside Biomedical Inc.	58,002	46
*	Contineum Therapeutics Inc. Class A	11,287	45
*	Zentalis Pharmaceuticals Inc.	38,041	44
*	Acumen Pharmaceuticals Inc.	37,879	44
*	Maze Therapeutics Inc.	3,566	44
*	Myomo Inc.	19,705	43
*	TScan Therapeutics Inc.	29,605	43
*	Corbus Pharmaceuticals Holdings Inc.	6,217	43
*	Korro Bio Inc.	3,430	43
*	Black Diamond Therapeutics Inc.	16,989	42
*	Vaxart Inc.	93,196	42
*	Apyx Medical Corp.	18,313	41
*	Adicet Bio Inc.	66,640	41
*	Pro-Dex Inc.	906	40
*	Assertio Holdings Inc.	61,718	40
*	Skye Bioscience Inc.	9,542	40
*	Sanara Medtech Inc.	1,383	39
*	Fractyl Health Inc.	24,272	39
*	CytoSorbents Corp.	29,596	38
*	PDS Biotechnology Corp.	28,572	38
*	Cassava Sciences Inc.	20,730	38
*	Nuvectis Pharma Inc.	5,047	38
*	Jasper Therapeutics Inc.	6,874	38
*	Zynex Inc.	14,348	37
*	Sera Prognostics Inc. Class A	13,486	37
*	TuHURA Biosciences Inc.	16,774	37
*	Hyperfine Inc.	49,477	36
*	Nkarta Inc.	20,986	35
*	Pyxis Oncology Inc.	32,121	35
*	Orchestra BioMed Holdings Inc.	13,174	35

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Instil Bio Inc.	1,674	35
*	Context Therapeutics Inc.	53,125	35
*	Actuate Therapeutics Inc.	5,780	35
*,1	Unicycive Therapeutics Inc.	7,336	35
*,1	Seres Therapeutics Inc.	3,068	34
*	XBiotech Inc.	10,814	32
*	Alto Neuroscience Inc.	14,737	32
*,1	Microbot Medical Inc.	12,866	32
*	Pliant Therapeutics Inc.	26,329	31
*	PMV Pharmaceuticals Inc.	29,279	31
*	Invivyd Inc.	42,890	31
*,1	Biomea Fusion Inc.	16,764	30
*	Neumora Therapeutics Inc.	41,072	30
*	Forian Inc.	14,566	29
*	Vistagen Therapeutics Inc.	14,481	29
*	Sutro Biopharma Inc.	38,073	27
*	Nautilus Biotechnology Inc.	35,652	26
*	Adverum Biotechnologies Inc.	11,896	26
*	Lucid Diagnostics Inc.	22,124	25
*	Milestone Scientific Inc.	37,457	24
*	Karyopharm Therapeutics Inc.	5,513	24
*	Caris Life Sciences Inc.	843	23
*	Rockwell Medical Inc.	25,806	22
*	Alpha Teknova Inc.	4,288	21
*,1	Telomir Pharmaceuticals Inc.	16,474	21
*,3	Tobira Therapeutics Inc. CVR	4,500	20
*	Seer Inc.	9,137	20
*	Opus Genetics Inc.	21,645	20
*	ElectroCore Inc.	3,704	20
*	Kezar Life Sciences Inc.	4,358	20
*	Renovaro Inc.	64,442	19
*	Lantern Pharma Inc.	5,987	19
*	Climb Bio Inc.	15,439	19
*	OnKure Therapeutics Inc. Class A	8,097	19
*	An2 Therapeutics Inc.	17,261	18
*	Biodesix Inc.	56,497	16
*	Shattuck Labs Inc.	19,773	16
*	Mersana Therapeutics Inc.	51,785	15
*,1	Inmune Bio Inc.	6,478	15
*	Inotiv Inc.	8,016	15
*	CervoMed Inc.	2,386	15
*	Applied Therapeutics Inc.	46,196	14
*,3	Inhibrx Inc. CVR	22,181	14
*	FibroGen Inc.	2,436	13
*	PepGen Inc.	9,957	11
*	NeueHealth Inc.	1,641	11
*	Omada Health Inc.	609	11
*	Durect Corp.	15,978	10
*	Lipocine Inc.	3,009	10
*,3	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	Rani Therapeutics Holdings Inc. Class A	14,248	7
*	Scilex Holding Co.	1,203	7
*	X4 Pharmaceuticals Inc.	3,781	7
*	IRIDEX Corp.	7,102	6
*	Strata Skin Sciences Inc.	1,447	3
*,3	Adamas Pharmaceuticals Inc. CVR	30,505	2
*,1	ProKidney Corp.	3,981	2
*,3	Coherus Biosciences Inc. CVR	15,512	1
*,3	OmniAb Inc. 12.5 Earnout	3,939	—
*,3	OmniAb Inc. 15 Earnout	3,939	—
*,3	Traws Pharma Inc. CVR	14,441	—
			2,783,066
Industrials (12.8%)
	Visa Inc. Class A	867,778	308,105
	Mastercard Inc. Class A	411,486	231,230
	General Electric Co.	513,424	132,150
	RTX Corp.	677,781	98,970
	Accenture plc Class A	317,043	94,761
	Caterpillar Inc.	238,174	92,462

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Boeing Co.	381,855	80,010
	American Express Co.	248,544	79,281
	Honeywell International Inc.	325,450	75,791
	GE Vernova Inc.	138,167	73,111
	Eaton Corp. plc	197,893	70,646
	Union Pacific Corp.	302,562	69,613
	Capital One Financial Corp.	323,295	68,784
	Deere & Co.	130,624	66,421
	Automatic Data Processing Inc.	205,697	63,437
	Lockheed Martin Corp.	118,721	54,984
	Trane Technologies plc	112,954	49,407
*	Fiserv Inc.	279,668	48,218
	Parker-Hannifin Corp.	64,567	45,098
	TransDigm Group Inc.	28,418	43,214
	3M Co.	271,736	41,369
	Sherwin-Williams Co.	113,859	39,095
	Cintas Corp.	173,720	38,717
	Howmet Aerospace Inc.	203,976	37,966
	Emerson Electric Co.	284,577	37,943
	United Parcel Service Inc. Class B (XNYS)	371,098	37,459
	Northrop Grumman Corp.	72,849	36,423
*	PayPal Holdings Inc.	490,021	36,418
	Johnson Controls International plc	332,857	35,156
	Illinois Tool Works Inc.	140,736	34,797
	General Dynamics Corp.	115,372	33,649
	CRH plc	339,850	31,198
*	Axon Enterprise Inc.	37,581	31,115
	CSX Corp.	947,060	30,903
	Carrier Global Corp.	411,261	30,100
	Norfolk Southern Corp.	114,512	29,312
	Quanta Services Inc.	74,648	28,223
	PACCAR Inc.	266,773	25,359
	FedEx Corp.	109,618	24,917
	United Rentals Inc.	33,016	24,874
	Paychex Inc.	164,702	23,958
	WW Grainger Inc.	22,986	23,911
	L3Harris Technologies Inc.	94,968	23,822
	Cummins Inc.	69,985	22,920
	Verisk Analytics Inc.	70,984	22,112
	Ferguson Enterprises Inc.	100,948	21,981
	Fidelity National Information Services Inc.	264,710	21,550
*	Fair Isaac Corp.	11,748	21,475
	AMETEK Inc.	116,477	21,078
	Otis Worldwide Corp.	200,429	19,846
*	Block Inc. (XNYS)	282,358	19,181
	Rockwell Automation Inc.	57,259	19,020
	Westinghouse Air Brake Technologies Corp.	85,700	17,941
	Vulcan Materials Co.	67,158	17,516
	Ingersoll Rand Inc. (XYNS)	205,022	17,054
	Martin Marietta Materials Inc.	30,649	16,825
	Equifax Inc.	63,107	16,368
	Xylem Inc.	123,598	15,989
	Old Dominion Freight Line Inc.	96,854	15,719
*	Keysight Technologies Inc.	87,814	14,389
	HEICO Corp. Class A	55,087	14,254
	PPG Industries Inc.	115,397	13,126
	DuPont de Nemours Inc.	191,242	13,117
	Synchrony Financial	193,502	12,914
	Dover Corp.	67,935	12,448
*	Mettler-Toledo International Inc.	10,552	12,396
*	Teledyne Technologies Inc.	23,822	12,204
	EMCOR Group Inc.	22,740	12,163
	Veralto Corp.	119,647	12,078
	Smurfit WestRock plc	265,139	11,441
*	Corpay Inc.	34,122	11,322
	Hubbell Inc.	27,142	11,085
	Global Payments Inc.	123,979	9,923
	Comfort Systems USA Inc.	17,933	9,616
	Dow Inc.	359,045	9,508
	Curtiss-Wright Corp.	19,136	9,349

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Lennox International Inc.	16,220	9,298
	Fortive Corp.	172,966	9,017
*	Affirm Holdings Inc.	129,048	8,922
*	Trimble Inc.	117,318	8,914
	TransUnion	99,076	8,719
	Packaging Corp. of America	45,692	8,611
	Pentair plc	83,467	8,569
	Snap-on Inc.	26,534	8,257
	Carlisle Cos. Inc.	21,951	8,196
	Jacobs Solutions Inc.	60,990	8,017
*	Rocket Lab Corp.	223,047	7,978
*	Zebra Technologies Corp. Class A	25,863	7,975
	Expeditors International of Washington Inc.	69,685	7,962
	Ball Corp.	141,168	7,918
	Watsco Inc.	17,693	7,814
	AECOM	67,141	7,578
	Woodward Inc.	30,241	7,412
	Textron Inc.	91,668	7,360
	Graco Inc.	84,737	7,285
*	XPO Inc.	56,851	7,180
	RPM International Inc.	65,105	7,151
	Masco Corp.	106,732	6,869
	BWX Technologies Inc.	46,420	6,687
	Jack Henry & Associates Inc.	37,043	6,674
	Booz Allen Hamilton Holding Corp.	63,188	6,580
*	API Group Corp.	126,522	6,459
	IDEX Corp.	36,629	6,431
	Allegion plc	43,543	6,275
	ITT Inc.	39,987	6,271
*	Builders FirstSource Inc.	53,442	6,236
*	ATI Inc.	71,646	6,186
	nVent Electric plc	83,629	6,126
	Crown Holdings Inc.	59,072	6,083
	FTAI Aviation Ltd.	51,983	5,980
	Owens Corning	43,262	5,949
	Lincoln Electric Holdings Inc.	28,410	5,890
*	Core & Main Inc. Class A	96,130	5,801
	JB Hunt Transport Services Inc.	40,311	5,789
*	QXO Inc.	268,642	5,787
	Nordson Corp.	26,009	5,576
	CH Robinson Worldwide Inc.	57,227	5,491
*	MasTec Inc.	32,012	5,456
	CNH Industrial NV	412,674	5,348
	Stanley Black & Decker Inc.	78,587	5,324
	AptarGroup Inc.	33,535	5,246
*	AeroVironment Inc.	17,441	4,970
	Regal Rexnord Corp.	33,748	4,892
	Tetra Tech Inc.	134,185	4,825
	Huntington Ingalls Industries Inc.	19,973	4,823
	Crane Co.	24,922	4,732
*	TopBuild Corp.	14,544	4,708
	Acuity Inc.	15,734	4,694
	Advanced Drainage Systems Inc.	39,341	4,519
	Applied Industrial Technologies Inc.	19,429	4,516
	WESCO International Inc.	23,570	4,365
*	Generac Holdings Inc.	30,065	4,306
*	Fluor Corp.	83,652	4,289
	Donaldson Co. Inc.	60,608	4,203
*	Paylocity Holding Corp.	22,498	4,076
	Allison Transmission Holdings Inc.	42,849	4,070
*	Kratos Defense & Security Solutions Inc.	84,568	3,928
	Genpact Ltd.	88,834	3,910
	A O Smith Corp.	59,053	3,872
*	Chart Industries Inc.	23,266	3,831
*	SPX Technologies Inc.	22,708	3,808
*	Aurora Innovation Inc.	722,112	3,784
*	Saia Inc.	13,591	3,724
	Oshkosh Corp.	32,774	3,721
	Badger Meter Inc.	14,982	3,670
	Armstrong World Industries Inc.	22,052	3,582

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Toro Co.	50,655	3,580
	Esab Corp.	29,483	3,554
*	Middleby Corp.	24,481	3,525
	Knight-Swift Transportation Holdings Inc.	78,370	3,466
	Flowserve Corp.	65,984	3,454
*	ExlService Holdings Inc.	78,714	3,447
	Watts Water Technologies Inc. Class A	13,937	3,427
*	Shift4 Payments Inc. Class A	34,466	3,416
*	Dycom Industries Inc.	13,974	3,415
	MKS Inc.	34,107	3,389
*	Sterling Infrastructure Inc.	14,631	3,376
	Eagle Materials Inc.	16,656	3,366
	Valmont Industries Inc.	10,201	3,331
	Simpson Manufacturing Co. Inc.	21,310	3,310
	AGCO Corp.	32,086	3,310
*	Axalta Coating Systems Ltd.	110,765	3,289
*	Kirby Corp.	28,582	3,241
	Graphic Packaging Holding Co.	152,825	3,220
	JBT Marel Corp.	26,514	3,189
	Ryder System Inc.	19,934	3,170
	MSA Safety Inc.	18,906	3,167
	Fortune Brands Innovations Inc.	61,157	3,148
	Federal Signal Corp.	29,518	3,141
*	Itron Inc.	23,068	3,036
	Zurn Elkay Water Solutions Corp.	81,524	2,981
	Air Lease Corp.	50,927	2,979
*	Trex Co. Inc.	54,142	2,944
	Littelfuse Inc.	12,678	2,874
*	Gates Industrial Corp. plc	124,799	2,874
*	GXO Logistics Inc.	58,380	2,843
*	FTI Consulting Inc.	17,486	2,824
*	Mohawk Industries Inc.	26,921	2,822
	GATX Corp.	18,212	2,797
*	Ralliant Corp.	57,655	2,796
	Vontier Corp.	74,651	2,755
	Louisiana-Pacific Corp.	32,010	2,753
	Cognex Corp.	85,621	2,716
	AAON Inc.	35,405	2,611
	Moog Inc. Class A	14,371	2,601
*	WEX Inc.	17,462	2,565
*	Construction Partners Inc. Class A	23,990	2,550
	ESCO Technologies Inc.	13,214	2,535
*	Modine Manufacturing Co.	25,348	2,497
	Landstar System Inc.	17,748	2,467
	HEICO Corp.	7,471	2,450
	CSW Industrials Inc.	8,515	2,442
*	Archer Aviation Inc. Class A	223,660	2,427
*	ACI Worldwide Inc.	52,812	2,425
	WillScot Holdings Corp.	88,108	2,414
*	Bloom Energy Corp. Class A	99,398	2,378
	Silgan Holdings Inc.	43,734	2,370
*	Joby Aviation Inc.	222,062	2,343
*	Knife River Corp.	28,529	2,329
	Sealed Air Corp.	74,737	2,319
	UL Solutions Inc. Class A	31,792	2,316
	Belden Inc.	19,931	2,308
*	Spirit AeroSystems Holdings Inc. Class A	59,533	2,271
	Sensata Technologies Holding plc	74,838	2,253
	Sonoco Products Co.	50,661	2,207
*	BILL Holdings Inc.	47,267	2,187
	Installed Building Products Inc.	11,954	2,156
*	GMS Inc.	19,808	2,154
	Arcosa Inc.	24,673	2,139
*	Euronet Worldwide Inc.	20,852	2,114
	Herc Holdings Inc.	15,894	2,093
*	Mirion Technologies Inc.	97,082	2,090
	Granite Construction Inc.	22,166	2,073
*	Loar Holdings Inc.	23,818	2,052
	Enpro Inc.	10,628	2,036
	Maximus Inc.	28,906	2,029

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Primoris Services Corp.	26,007	2,027
	Robert Half Inc.	49,005	2,012
*	Verra Mobility Corp.	76,906	1,953
	Korn Ferry	26,515	1,944
	Exponent Inc.	25,839	1,930
	Mueller Water Products Inc. Class A	79,382	1,908
*	Amentum Holdings Inc.	80,681	1,905
	MSC Industrial Direct Co. Inc. Class A	22,373	1,902
*	CBIZ Inc.	26,421	1,895
	Leonardo DRS Inc.	40,766	1,895
*	StandardAero Inc.	59,605	1,886
	Kadant Inc.	5,932	1,883
	Brunswick Corp.	33,611	1,857
*	OSI Systems Inc.	8,147	1,832
	Matson Inc.	16,396	1,826
	Brink's Co.	20,229	1,806
	Franklin Electric Co. Inc.	19,486	1,749
	EnerSys	19,844	1,702
	Boise Cascade Co.	19,347	1,680
*	Resideo Technologies Inc.	75,877	1,674
	ADT Inc.	197,469	1,673
	HB Fuller Co.	27,495	1,654
	Otter Tail Corp.	21,444	1,653
*	Everus Construction Group Inc.	25,879	1,644
*	Remitly Global Inc.	83,222	1,562
	Griffon Corp.	21,472	1,554
	Atmus Filtration Technologies Inc.	41,961	1,528
*	Sezzle Inc.	8,457	1,516
	Terex Corp.	31,679	1,479
	Patrick Industries Inc.	16,019	1,478
	ABM Industries Inc.	31,282	1,477
	McGrath RentCorp.	12,707	1,473
	Argan Inc.	6,618	1,459
*	Hayward Holdings Inc.	105,206	1,452
	UniFirst Corp.	7,577	1,426
	Brady Corp. Class A	20,914	1,422
	Western Union Co.	166,309	1,400
*	Mercury Systems Inc.	25,526	1,375
	AZZ Inc.	14,383	1,359
*	MYR Group Inc.	7,430	1,348
	Crane NXT Co.	24,978	1,346
*	IES Holdings Inc.	4,495	1,332
	VSE Corp.	10,129	1,327
*	RXO Inc.	81,786	1,286
*	Marqeta Inc. Class A	211,748	1,234
	Atkore Inc.	17,165	1,211
*	Huron Consulting Group Inc.	8,746	1,203
*	AAR Corp.	17,460	1,201
	Alight Inc. Class A	211,164	1,195
	EVERTEC Inc.	33,130	1,194
	REV Group Inc.	24,561	1,169
	Alamo Group Inc.	5,255	1,148
*	O-I Glass Inc.	77,629	1,144
*,1	PureCycle Technologies Inc.	82,649	1,132
*	CoreCivic Inc.	53,684	1,131
	Enerpac Tool Group Corp.	27,546	1,117
	Trinity Industries Inc.	41,284	1,115
	TriNet Group Inc.	14,980	1,096
	Albany International Corp. Class A	15,471	1,085
*,1	Symbotic Inc.	27,711	1,077
*	NCR Atleos Corp.	37,627	1,073
*	Tutor Perini Corp.	22,723	1,063
*	ASGN Inc.	20,933	1,045
	Insperity Inc.	17,127	1,030
	Powell Industries Inc.	4,851	1,021
*	Payoneer Global Inc.	147,320	1,009
*	Triumph Group Inc.	39,018	1,005
	Hub Group Inc. Class A	29,657	991
	Standex International Corp.	6,230	975
	ManpowerGroup Inc.	23,318	942

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Greif Inc. Class A	13,979	908
*	Gibraltar Industries Inc.	15,175	895
	Pitney Bowes Inc.	81,963	894
*	AvidXchange Holdings Inc.	91,189	893
	Kennametal Inc.	38,796	891
	ArcBest Corp.	11,316	871
*,1	Enovix Corp.	83,184	860
	International Seaways Inc.	23,408	854
*	Upwork Inc.	63,091	848
*	Donnelley Financial Solutions Inc.	13,444	829
	Werner Enterprises Inc.	29,589	810
	ICF International Inc.	9,473	802
	Lindsay Corp.	5,426	783
*	Legalzoom.com Inc.	87,829	783
*	Limbach Holdings Inc.	5,413	758
*	Hillman Solutions Corp.	103,494	739
*	Masterbrand Inc.	67,032	733
	Tennant Co.	9,385	727
	Hillenbrand Inc.	35,400	710
*	Blue Bird Corp.	15,981	690
*	Flywire Corp.	58,411	683
	Greenbrier Cos. Inc.	14,800	682
*	Planet Labs PBC	109,785	670
*	NV5 Global Inc.	28,735	663
*	First Advantage Corp.	38,696	643
*,1	Eos Energy Enterprises Inc.	120,092	615
*	Ducommun Inc.	7,418	613
*	BrightView Holdings Inc.	36,394	606
	Helios Technologies Inc.	17,410	581
	CRA International Inc.	3,019	566
*	Vicor Corp.	12,451	565
*	Janus International Group Inc.	69,336	564
*	DXP Enterprises Inc.	6,227	546
	TriMas Corp.	18,907	541
	Barrett Business Services Inc.	12,606	526
	Schneider National Inc. Class B	21,588	521
*	Paymentus Holdings Inc. Class A	15,836	519
*	Karman Holdings Inc.	10,101	509
*	Proto Labs Inc.	12,553	503
*	Astronics Corp.	14,890	499
	Astec Industries Inc.	11,948	498
	Napco Security Technologies Inc.	16,664	495
	United States Lime & Minerals Inc.	4,893	488
*,1	Redwire Corp.	28,969	472
*	V2X Inc.	9,684	470
*	Willdan Group Inc.	7,418	464
*	Centuri Holdings Inc.	20,292	455
	Quanex Building Products Corp.	23,931	452
*	Intuitive Machines Inc.	41,414	450
	Heidrick & Struggles International Inc.	9,789	448
*	Evolv Technologies Holdings Inc.	69,809	436
*	Thermon Group Holdings Inc.	15,215	427
	Bel Fuse Inc. Class B	4,354	425
*	Great Lakes Dredge & Dock Corp.	34,707	423
*	Cimpress plc	8,961	421
	Cadre Holdings Inc.	13,114	418
	Gorman-Rupp Co.	11,309	415
*	AMN Healthcare Services Inc.	20,040	414
*	FARO Technologies Inc.	9,308	409
	Apogee Enterprises Inc.	10,054	408
*	CECO Environmental Corp.	14,363	407
	Marten Transport Ltd.	31,083	404
	Deluxe Corp.	24,407	388
*	American Woodmark Corp.	7,168	383
	Kforce Inc.	9,156	377
*	Montrose Environmental Group Inc.	16,810	368
*	Transcat Inc.	4,253	366
	Insteel Industries Inc.	9,592	357
	Douglas Dynamics Inc.	11,414	336
*	I3 Verticals Inc. Class A	12,100	333

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Cantaloupe Inc.	30,299	333
*	Microvast Holdings Inc.	89,533	325
	Vestis Corp.	56,355	323
*	Energy Recovery Inc.	24,639	315
*,1	Acuren Corp.	28,448	314
	FTAI Infrastructure Inc.	49,035	303
*	Green Dot Corp. Class A	27,515	297
*	BlueLinx Holdings Inc.	3,968	295
	Allient Inc.	7,997	290
	Miller Industries Inc.	6,329	281
*	Forward Air Corp.	11,451	281
	National Presto Industries Inc.	2,859	280
*	Titan International Inc.	26,196	269
	Cass Information Systems Inc.	6,170	268
	LSI Industries Inc.	15,783	268
	Myers Industries Inc.	18,163	263
*	BlackSky Technology Inc.	12,726	262
	Mesa Laboratories Inc.	2,715	256
*	Voyager Technologies Inc. Class A	6,447	253
*	Graham Corp.	5,076	251
*	Aspen Aerogels Inc.	41,919	248
	Ennis Inc.	13,415	243
*	TSS Inc.	8,279	239
	Willis Lease Finance Corp.	1,667	238
*	Byrna Technologies Inc.	7,717	238
*	CompoSecure Inc. Class A	16,813	237
*	Titan Machinery Inc.	11,692	232
*	Manitowoc Co. Inc.	19,161	230
*	Bowman Consulting Group Ltd.	7,838	225
	Columbus McKinnon Corp.	14,700	224
	Covenant Logistics Group Inc.	8,733	211
*	Cross Country Healthcare Inc.	15,919	208
	Preformed Line Products Co.	1,296	207
*	Repay Holdings Corp.	42,373	204
*,1	Power Solutions International Inc.	3,060	198
	Luxfer Holdings plc	15,907	194
	Wabash National Corp.	17,782	189
	Kelly Services Inc. Class A	16,061	188
*	Orion Group Holdings Inc.	20,429	185
*	Conduent Inc.	68,792	182
*	Amprius Technologies Inc.	43,215	182
	Hyster-Yale Inc.	4,555	181
	Shyft Group Inc.	14,425	181
	Heartland Express Inc.	20,136	174
*	Hudson Technologies Inc.	21,345	173
*	Vishay Precision Group Inc.	6,042	170
*	ZipRecruiter Inc. Class A	33,520	168
*	Atlanticus Holdings Corp.	3,058	167
*	Paysign Inc.	22,523	162
*	JELD-WEN Holding Inc.	40,265	158
*	Spire Global Inc.	13,166	157
*	CryoPort Inc.	20,974	156
*	Custom Truck One Source Inc.	30,818	152
*,1	Lightbridge Corp.	11,172	149
*	International Money Express Inc.	14,001	141
	Park Aerospace Corp.	9,373	138
*	Mayville Engineering Co. Inc.	8,573	137
*	Performant Healthcare Inc.	32,682	131
*	Distribution Solutions Group Inc.	4,741	130
*	Eve Holding Inc.	18,882	130
	Bel Fuse Inc. Class A	1,376	124
*	3D Systems Corp.	75,906	117
	Karat Packaging Inc.	4,045	114
	Park-Ohio Holdings Corp.	6,341	113
*	Priority Technology Holdings Inc.	14,318	111
*	Franklin Covey Co.	4,758	109
*	Blade Air Mobility Inc.	26,377	106
	Quad / Graphics Inc.	18,359	104
*	L B Foster Co. Class A	4,719	103
*	TrueBlue Inc.	15,923	103

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sky Harbour Group Corp.	10,579	103
*	AerSale Corp.	16,765	101
*	TaskUS Inc. Class A	5,949	100
*,1	Satellogic Inc. Class A	26,199	95
*	Ranpak Holdings Corp.	26,360	94
*,1	Palladyne AI Corp.	10,870	94
	Frequency Electronics Inc.	4,103	93
	Concrete Pumping Holdings Inc.	14,940	92
	Information Services Group Inc.	17,814	86
*	Innovative Solutions & Support Inc.	6,189	86
*	Core Molding Technologies Inc.	5,108	85
*	Acacia Research Corp.	23,183	83
*	Radiant Logistics Inc.	13,691	83
*	CPI Card Group Inc.	3,492	83
*	LightPath Technologies Inc. Class A	25,635	79
*	Forrester Research Inc.	7,883	78
	Twin Disc Inc.	8,786	78
*	SoundThinking Inc.	5,845	76
	EVI Industries Inc.	3,388	74
	Kronos Worldwide Inc.	11,549	72
*	Mistras Group Inc.	8,854	71
*	Babcock & Wilcox Enterprises Inc.	70,356	68
*	CS Disco Inc.	15,513	68
*	Proficient Auto Logistics Inc.	9,230	67
	Alta Equipment Group Inc.	10,026	63
*	Target Hospitality Corp.	8,609	61
*	Tecogen Inc.	8,681	59
	Universal Logistics Holdings Inc.	2,288	58
*	TTEC Holdings Inc.	11,861	57
*	Hyliion Holdings Corp.	43,247	57
*	VirTra Inc.	8,117	57
*	Resolute Holdings Management Inc.	1,780	57
	Espey Mfg. & Electronics Corp.	1,231	56
*	M-Tron Industries Inc.	1,330	56
*	BGSF Inc.	8,582	55
*	Gencor Industries Inc.	3,872	54
*	Research Solutions Inc.	18,808	54
*	Bridger Aerospace Group Holdings Inc.	27,933	54
*	RF Industries Ltd.	8,155	53
*	AirJoule Technologies Corp.	11,338	52
*	Servotronics Inc.	1,068	50
	HireQuest Inc.	4,907	49
*	Taylor Devices Inc.	1,073	47
*	Team Inc.	2,501	46
	Eastern Co.	1,928	44
*	PAMT Corp.	3,326	43
*	SKYX Platforms Corp.	41,323	43
*	Skillsoft Corp.	2,600	42
*,1	Virgin Galactic Holdings Inc.	15,408	42
*	DHI Group Inc.	12,669	38
*	Wrap Technologies Inc.	23,362	36
*	FreightCar America Inc.	3,940	34
*,1	Richtech Robotics Inc. Class B	14,861	29
*	Usio Inc.	16,474	25
*,1	AIRO Group Holdings Inc.	946	23
*	Orion Energy Systems Inc.	20,324	12
*,1	374Water Inc.	36,898	12
*	ClearSign Technologies Corp.	20,576	11
*	Hydrofarm Holdings Group Inc.	2,252	8
			3,863,305
Other (0.0%)[4]
*,3	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,3	Aduro Biotech Inc. CVR	11,427	2
*,3	miRagen Therapeutics Inc. CVR	67,673	2
*,3	Ambit Biosciences Corp. CVR	29,736	—
*,1,3	Next Bridge Hydrocarbons Inc.	49,663	—
*,3	Carisma Therapeutics Inc. CVR	143,290	—
*,3	Magenta Therapeutics Inc. CVR	33,990	—
*,3	Neurogene Inc. CVR	4,286	—

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,3	Homology Medicines Inc. CVR	30,844	—
			7
Real Estate (2.5%)
	American Tower Corp.	236,893	52,358
	Welltower Inc.	331,321	50,934
	Prologis Inc.	468,060	49,202
	Equinix Inc.	49,502	39,377
	Digital Realty Trust Inc.	171,131	29,833
	Realty Income Corp.	455,734	26,255
	Simon Property Group Inc.	157,445	25,311
	Public Storage	79,650	23,371
	Crown Castle Inc.	221,273	22,731
*	CBRE Group Inc. Class A	151,553	21,236
	VICI Properties Inc.	536,001	17,474
*	CoStar Group Inc.	214,668	17,259
	Extra Space Storage Inc.	107,815	15,896
	Iron Mountain Inc.	149,943	15,380
	AvalonBay Communities Inc.	71,240	14,497
	Ventas Inc.	229,427	14,488
	SBA Communications Corp.	54,635	12,830
	Equity Residential	183,657	12,395
	Invitation Homes Inc.	296,454	9,724
	Weyerhaeuser Co.	369,342	9,488
	Essex Property Trust Inc.	32,712	9,271
	Mid-America Apartment Communities Inc.	59,445	8,798
	Sun Communities Inc.	64,858	8,204
	Kimco Realty Corp.	344,520	7,242
	WP Carey Inc.	111,097	6,930
	Regency Centers Corp.	92,026	6,555
	UDR Inc.	160,124	6,538
	Alexandria Real Estate Equities Inc.	87,744	6,373
*	Zillow Group Inc. Class C	88,342	6,188
	Healthpeak Properties Inc.	352,879	6,179
	Gaming & Leisure Properties Inc.	131,813	6,153
*	Jones Lang LaSalle Inc.	24,022	6,144
	Camden Property Trust	54,179	6,105
	American Homes 4 Rent Class A	160,161	5,777
	BXP Inc.	80,396	5,424
	Lamar Advertising Co. Class A	44,583	5,411
	Host Hotels & Resorts Inc.	352,058	5,408
	Omega Healthcare Investors Inc.	147,204	5,395
	Equity LifeStyle Properties Inc.	87,472	5,394
	CubeSmart	115,503	4,909
	EastGroup Properties Inc.	26,614	4,448
	Rexford Industrial Realty Inc.	120,359	4,281
	Federal Realty Investment Trust	43,704	4,151
	NNN REIT Inc.	95,518	4,124
	Agree Realty Corp.	55,891	4,083
	Brixmor Property Group Inc.	156,195	4,067
	STAG Industrial Inc.	94,952	3,445
	Vornado Realty Trust	87,776	3,357
	First Industrial Realty Trust Inc.	67,406	3,244
	Essential Properties Realty Trust Inc.	100,218	3,198
	CareTrust REIT Inc.	98,079	3,001
	American Healthcare REIT Inc.	81,103	2,980
	Ryman Hospitality Properties Inc.	30,102	2,970
	Terreno Realty Corp.	52,543	2,946
	Healthcare Realty Trust Inc.	179,669	2,850
	Cousins Properties Inc.	85,220	2,559
	Kite Realty Group Trust	111,290	2,521
	Americold Realty Trust Inc.	144,067	2,396
	EPR Properties	38,941	2,269
	Phillips Edison & Co. Inc.	64,055	2,244
	Sabra Health Care REIT Inc.	120,727	2,226
	SL Green Realty Corp.	35,776	2,215
	Macerich Co.	129,072	2,088
	Independence Realty Trust Inc.	117,919	2,086
	Kilroy Realty Corp.	60,379	2,072
	Millrose Properties Inc.	63,001	1,796

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Rayonier Inc.	79,954	1,773
*	Zillow Group Inc. Class A	25,282	1,732
	Highwoods Properties Inc.	55,067	1,712
	Tanger Inc.	54,839	1,677
	HA Sustainable Infrastructure Capital Inc.	61,946	1,664
*	Compass Inc. Class A	263,769	1,656
*	GEO Group Inc.	67,643	1,620
	National Health Investors Inc.	22,693	1,591
	COPT Defense Properties	56,738	1,565
	Lineage Inc.	35,188	1,531
	Broadstone Net Lease Inc.	91,643	1,471
	PotlatchDeltic Corp.	37,997	1,458
	Four Corners Property Trust Inc.	51,435	1,384
*	Cushman & Wakefield plc	119,851	1,327
	Apple Hospitality REIT Inc.	107,580	1,255
	Acadia Realty Trust	66,908	1,242
	Urban Edge Properties	65,311	1,219
	Douglas Emmett Inc.	79,423	1,195
	LXP Industrial Trust	143,422	1,185
	Outfront Media Inc.	71,864	1,173
	National Storage Affiliates Trust	35,717	1,143
	Curbline Properties Corp.	48,892	1,116
	InvenTrust Properties Corp.	39,460	1,081
*	Howard Hughes Holdings Inc.	14,971	1,011
	Medical Properties Trust Inc.	233,150	1,005
	DigitalBridge Group Inc.	91,465	947
	Park Hotels & Resorts Inc.	89,499	916
	Newmark Group Inc. Class A	74,615	907
	St. Joe Co.	18,891	901
	Sunstone Hotel Investors Inc.	100,280	870
	Global Net Lease Inc.	114,208	862
	DiamondRock Hospitality Co.	104,636	801
	LTC Properties Inc.	23,065	798
	Getty Realty Corp.	28,584	790
	Innovative Industrial Properties Inc.	13,937	770
	Elme Communities	45,668	726
	NETSTREIT Corp.	40,625	688
*	Redfin Corp.	60,377	676
	Alexander & Baldwin Inc.	37,435	667
	JBG SMITH Properties	37,724	653
	Sila Realty Trust Inc.	27,106	642
	Xenia Hotels & Resorts Inc.	50,803	639
	UMH Properties Inc.	37,313	626
	Pebblebrook Hotel Trust	62,397	623
	Apartment Investment & Management Co. Class A	66,703	577
*	Paramount Group Inc.	94,340	575
	Veris Residential Inc.	37,192	554
	Empire State Realty Trust Inc. Class A	66,943	542
*	Uniti Group Inc.	123,168	532
	Centerspace	8,702	524
	RLJ Lodging Trust	71,687	522
	Smartstop Self Storage REIT Inc.	13,677	495
	Easterly Government Properties Inc.	21,852	485
*	Hudson Pacific Properties Inc.	172,229	472
	American Assets Trust Inc.	23,012	454
	Piedmont Realty Trust Inc.	60,395	440
	Safehold Inc.	28,260	440
	Diversified Healthcare Trust	116,085	416
	Brandywine Realty Trust	86,155	370
	Gladstone Commercial Corp.	23,823	341
	Marcus & Millichap Inc.	11,102	341
	eXp World Holdings Inc.	37,156	338
	NexPoint Residential Trust Inc.	10,105	337
	Plymouth Industrial REIT Inc.	20,988	337
	Kennedy-Wilson Holdings Inc.	49,361	336
	Whitestone REIT	24,083	301
	Armada Hoffler Properties Inc.	41,418	285
	Summit Hotel Properties Inc.	54,946	280
	CTO Realty Growth Inc.	15,689	271
	Universal Health Realty Income Trust	6,631	265

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	SITE Centers Corp.	23,321	264
	Farmland Partners Inc.	22,338	257
	Global Medical REIT Inc.	36,203	251
	Community Healthcare Trust Inc.	14,747	245
	Peakstone Realty Trust REIT	17,879	236
*	NET Lease Office Properties	7,253	236
	CBL & Associates Properties Inc.	8,644	219
	Saul Centers Inc.	6,383	218
	Alexander's Inc.	954	215
	One Liberty Properties Inc.	8,111	194
*	Anywhere Real Estate Inc.	52,323	189
	Bridge Investment Group Holdings Inc. Class A	18,656	187
*	Forestar Group Inc.	9,188	184
	Gladstone Land Corp.	18,110	184
*	Opendoor Technologies Inc.	329,539	176
*	Tejon Ranch Co.	10,322	175
	Chatham Lodging Trust	24,812	173
	Service Properties Trust	72,496	173
*	FRP Holdings Inc.	6,382	172
	Postal Realty Trust Inc. Class A	11,023	162
	FrontView REIT Inc.	11,095	133
	Industrial Logistics Properties Trust	27,535	125
	RMR Group Inc. Class A	6,703	110
	City Office REIT Inc.	20,087	107
	Braemar Hotels & Resorts Inc.	41,427	101
*	Douglas Elliman Inc.	42,189	98
*	Stratus Properties Inc.	4,990	94
*	Seaport Entertainment Group Inc.	4,945	93
	Modiv Industrial Inc.	6,088	86
	Alpine Income Property Trust Inc.	5,409	80
	Orion Properties Inc.	34,834	74
*	Seritage Growth Properties Class A	21,810	67
*	Star Holdings	8,570	67
*	RE / MAX Holdings Inc. Class A	7,955	65
	BRT Apartments Corp.	4,018	63
*	Transcontinental Realty Investors Inc.	1,310	56
	Strawberry Fields REIT Inc.	4,836	51
*	AMREP Corp.	2,355	49
*	Maui Land & Pineapple Co. Inc.	2,641	48
	Global Self Storage Inc.	8,627	46
*	Altisource Portfolio Solutions SA	5,376	46
	Bluerock Homes Trust Inc.	2,283	29
*	Offerpad Solutions Inc.	9,843	9
*,3	Spirit MTA REIT	58,489	5
*,3	Equity Commonwealth	51,638	—
			751,984
Technology (35.8%)
[1]	Microsoft Corp.	3,767,450	1,873,967
	NVIDIA Corp.	11,748,800	1,856,193
	Apple Inc.	7,570,312	1,553,201
	Meta Platforms Inc. Class A	1,100,372	812,174
	Broadcom Inc.	2,383,190	656,926
	Alphabet Inc. Class A	2,952,160	520,259
	Alphabet Inc. Class C	2,349,330	416,748
	Oracle Corp.	852,532	186,389
*	Palantir Technologies Inc. Class A	1,089,100	148,466
	International Business Machines Corp.	470,900	138,812
	Salesforce Inc.	459,980	125,432
*	Advanced Micro Devices Inc.	820,963	116,495
*	ServiceNow Inc.	104,798	107,741
	Intuit Inc.	134,232	105,725
	Texas Instruments Inc.	460,452	95,599
	QUALCOMM Inc.	556,356	88,605
*	Adobe Inc.	215,760	83,473
	Applied Materials Inc.	406,365	74,393
	Micron Technology Inc.	565,777	69,732
*	Palo Alto Networks Inc.	337,243	69,013
	Lam Research Corp.	647,152	62,994
*	Crowdstrike Holdings Inc. Class A	119,721	60,975

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Amphenol Corp. Class A	611,732	60,409
	KLA Corp.	66,925	59,947
	Analog Devices Inc.	251,203	59,791
*	MicroStrategy Inc. Class A	128,516	51,950
	Intel Corp.	1,987,798	44,527
*	AppLovin Corp. Class A	124,626	43,629
*	Cadence Design Systems Inc.	137,994	42,523
*	DoorDash Inc. Class A	171,436	42,261
*	Synopsys Inc.	78,347	40,167
*	Fortinet Inc.	329,016	34,784
*	Snowflake Inc. Class A	151,618	33,928
	Marvell Technology Inc.	436,850	33,812
*	Autodesk Inc.	107,895	33,401
	Roper Technologies Inc.	54,269	30,762
*	Cloudflare Inc. Class A	149,917	29,358
*	Workday Inc. Class A	109,761	26,343
	TE Connectivity plc	150,462	25,378
	Vertiv Holdings Co. Class A	193,698	24,873
*	Datadog Inc. Class A	154,201	20,714
	Corning Inc.	391,981	20,614
	Cognizant Technology Solutions Corp. Class A	250,138	19,518
	Microchip Technology Inc.	274,028	19,283
	Dell Technologies Inc. Class C	148,679	18,228
*	Atlassian Corp. Ltd. Class A	83,951	17,050
	Monolithic Power Systems Inc.	23,101	16,896
*	Zscaler Inc.	51,155	16,060
*	ANSYS Inc.	44,616	15,670
	Seagate Technology Holdings plc	107,797	15,558
*	Gartner Inc.	37,132	15,010
*	HubSpot Inc.	25,495	14,191
	Hewlett Packard Enterprise Co.	667,141	13,643
*	GoDaddy Inc. Class A	72,423	13,040
*	Tyler Technologies Inc.	21,955	13,016
*	Super Micro Computer Inc. (XNGS)	257,803	12,635
	CDW Corp.	66,976	11,961
	VeriSign Inc.	40,530	11,705
	HP Inc.	477,787	11,687
	Western Digital Corp.	177,203	11,339
	Jabil Inc.	51,795	11,297
*	ON Semiconductor Corp.	212,623	11,144
	NetApp Inc.	103,443	11,022
*	Toast Inc. Class A	240,799	10,665
*	PTC Inc.	60,845	10,486
	Leidos Holdings Inc.	65,454	10,326
*	Pinterest Inc. Class A	287,255	10,301
*	Guidewire Software Inc.	42,579	10,025
*	Nutanix Inc. Class A	128,864	9,850
*	Zoom Communications Inc.	119,097	9,287
*	Pure Storage Inc. Class A	158,099	9,103
*	Reddit Inc. Class A	59,259	8,923
	SS&C Technologies Holdings Inc.	106,473	8,816
*	Twilio Inc. Class A	69,895	8,692
*	F5 Inc.	29,178	8,588
*	Okta Inc.	85,024	8,500
*	Dynatrace Inc.	152,402	8,414
	Gen Digital Inc. (XNGS)	283,194	8,326
*	MongoDB Inc.	39,507	8,296
*	Docusign Inc.	102,779	8,005
	Teradyne Inc.	81,614	7,339
*	Coherent Corp.	78,974	7,045
*	Credo Technology Group Holding Ltd.	73,443	6,800
	Entegris Inc.	76,690	6,185
	Paycom Software Inc.	26,482	6,128
*	Manhattan Associates Inc.	30,856	6,093
*	Astera Labs Inc.	67,148	6,072
*	Akamai Technologies Inc.	74,360	5,931
	Skyworks Solutions Inc.	76,274	5,684
*	Samsara Inc. Class A	137,312	5,462
*	Fabrinet	18,194	5,361
*	Rubrik Inc. Class A	59,644	5,344

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	CACI International Inc. Class A	11,194	5,336
	TD SYNNEX Corp.	38,328	5,201
*	Kyndryl Holdings Inc.	117,902	4,947
*	EPAM Systems Inc.	27,326	4,832
*	Snap Inc. Class A	540,953	4,701
*	MACOM Technology Solutions Holdings Inc.	32,258	4,622
*	IonQ Inc.	107,176	4,605
*	Maplebear Inc.	99,574	4,505
*	Dayforce Inc.	77,100	4,271
*	Qorvo Inc.	47,329	4,019
	Bentley Systems Inc. Class B	74,287	4,009
*	Commvault Systems Inc.	22,402	3,905
*	Procore Technologies Inc.	56,566	3,870
	Match Group Inc.	124,705	3,852
*	Unity Software Inc.	158,963	3,847
*	Elastic NV	45,075	3,801
*	Rambus Inc.	54,781	3,507
*	Lattice Semiconductor Corp.	69,584	3,409
	Universal Display Corp.	21,718	3,355
*	Arrow Electronics Inc.	26,287	3,350
*	Confluent Inc. Class A	131,381	3,275
	KBR Inc.	65,950	3,162
*	Gitlab Inc. Class A	66,960	3,021
*	Sandisk Corp.	66,512	3,016
*	SentinelOne Inc. Class A	162,251	2,966
*	Dropbox Inc. Class A	102,781	2,940
*,1	CoreWeave Inc. Class A	17,477	2,850
*	Q2 Holdings Inc.	30,206	2,827
*	Cirrus Logic Inc.	26,214	2,733
*	Varonis Systems Inc.	53,804	2,731
	Science Applications International Corp.	24,018	2,705
*	CCC Intelligent Solutions Holdings Inc.	285,659	2,688
*	Qualys Inc.	18,312	2,616
*	SPS Commerce Inc.	19,134	2,604
	Pegasystems Inc.	48,026	2,600
	Advanced Energy Industries Inc.	19,324	2,560
*	UiPath Inc. Class A	198,093	2,536
*	Sanmina Corp.	25,846	2,529
*	Life360 Inc.	38,337	2,501
*	Onto Innovation Inc.	24,747	2,498
*	Appfolio Inc. Class A	10,473	2,412
*	Box Inc. Class A	69,576	2,377
*	Novanta Inc.	18,165	2,342
*	Silicon Laboratories Inc.	15,779	2,325
	Dolby Laboratories Inc. Class A	31,233	2,319
*	Core Scientific Inc.	135,667	2,316
	Avnet Inc.	42,457	2,254
*	Insight Enterprises Inc.	16,178	2,234
*	Sitime Corp.	10,354	2,206
*	Allegro MicroSystems Inc.	61,190	2,092
*	Tenable Holdings Inc.	61,706	2,084
*	JFrog Ltd.	46,762	2,052
*	D-Wave Quantum Inc.	139,546	2,043
*,1	SoundHound AI Inc. Class A	187,257	2,009
*	TTM Technologies Inc.	49,035	2,002
*	Semtech Corp.	44,204	1,995
*	Parsons Corp.	27,420	1,968
*	Plexus Corp.	13,953	1,888
*	Freshworks Inc. Class A	118,011	1,760
*	Workiva Inc.	24,961	1,709
*	Zeta Global Holdings Corp. Class A	107,998	1,673
*,1	Rigetti Computing Inc.	140,582	1,667
*	BlackLine Inc.	28,918	1,637
*	Magnite Inc.	67,720	1,633
*	Klaviyo Inc. Class A	48,034	1,613
	Power Integrations Inc.	28,355	1,585
	Dun & Bradstreet Holdings Inc.	170,859	1,553
*	AvePoint Inc.	78,066	1,507
*	Cleanspark Inc.	135,873	1,499
*	nCino Inc.	53,245	1,489

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Impinj Inc.	13,388	1,487
*	Intapp Inc.	28,712	1,482
*	C3.ai Inc. Class A	59,450	1,461
	Concentrix Corp.	27,375	1,447
*	Agilysys Inc.	12,611	1,446
*	ZoomInfo Technologies Inc.	142,224	1,439
*	PAR Technology Corp.	20,704	1,436
*	Alarm.com Holdings Inc.	24,374	1,379
	Progress Software Corp.	21,574	1,377
*	Cargurus Inc.	40,936	1,370
*	DXC Technology Co.	87,796	1,342
*	Ambarella Inc.	20,192	1,334
*	FormFactor Inc.	38,682	1,331
	Clear Secure Inc. Class A	46,394	1,288
*	Blackbaud Inc.	19,962	1,282
*	Informatica Inc. Class A	52,013	1,267
*	IAC Inc.	33,694	1,258
*	Synaptics Inc.	18,661	1,210
*	Diodes Inc.	22,518	1,191
	Amkor Technology Inc.	56,450	1,185
*	Vertex Inc. Class A	33,137	1,171
*,1	Quantum Computing Inc.	60,973	1,169
*	Braze Inc. Class A	40,060	1,126
*	Axcelis Technologies Inc.	16,049	1,118
*	RingCentral Inc. Class A	38,915	1,103
*	Yelp Inc.	31,039	1,064
*	DoubleVerify Holdings Inc.	70,892	1,061
*	Alkami Technology Inc.	34,270	1,033
*	Teradata Corp.	45,981	1,026
*	LiveRamp Holdings Inc.	30,766	1,017
	Vishay Intertechnology Inc.	63,596	1,010
*	ePlus Inc.	13,638	983
*	Onestream Inc.	34,749	983
*,1	BigBear.ai Holdings Inc.	141,394	960
*	Five9 Inc.	36,070	955
	CSG Systems International Inc.	14,208	928
*	DigitalOcean Holdings Inc.	32,405	925
*,1	Trump Media & Technology Group Corp.	50,602	913
*,1	Applied Digital Corp.	89,789	904
*	Hut 8 Corp.	47,820	889
*	NetScout Systems Inc.	33,975	843
*	IPG Photonics Corp.	12,208	838
*	NCR Voyix Corp.	68,539	804
*	Innodata Inc.	15,226	780
	Adeia Inc.	51,814	733
*	Xometry Inc. Class A	21,344	721
*	Rapid7 Inc.	31,087	719
*	Diebold Nixdorf Inc.	12,631	700
	A10 Networks Inc.	35,857	694
*	Terawulf Inc.	157,621	690
*	ACM Research Inc. Class A	25,927	672
	Benchmark Electronics Inc.	16,968	659
*	PagerDuty Inc.	43,077	658
*	Cipher Mining Inc.	136,583	653
*	Ziff Davis Inc.	21,385	647
*	Asana Inc. Class A	47,877	646
*	Schrodinger Inc.	31,924	642
*	SailPoint Inc.	28,074	642
*	Appian Corp. Class A	21,288	636
*	Rogers Corp.	9,218	631
	CTS Corp.	14,796	630
*	NextNav Inc.	41,094	625
*	Veeco Instruments Inc.	30,289	615
*	Verint Systems Inc.	30,033	591
*	Ouster Inc.	23,409	568
*	Photronics Inc.	29,943	564
*	MaxLinear Inc.	38,574	548
*	Sprout Social Inc. Class A	24,944	522
*	Amplitude Inc. Class A	41,491	514
*	Sprinklr Inc. Class A	59,708	505

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Olo Inc. Class A	56,596	504
*	Penguin Solutions Inc.	25,193	499
*	Ultra Clean Holdings Inc.	21,804	492
*	nLight Inc.	23,649	465
*,1	Navitas Semiconductor Corp.	70,599	462
*	Fastly Inc. Class A	65,305	461
*	Grindr Inc.	20,246	460
*	Couchbase Inc.	18,268	445
*	ScanSource Inc.	10,580	442
*	Yext Inc.	50,855	432
*	Cohu Inc.	21,774	419
*	ServiceTitan Inc. Class A	3,842	412
*	Groupon Inc.	12,215	409
*	PDF Solutions Inc.	18,734	401
	PC Connection Inc.	6,077	400
*	Rumble Inc.	44,549	400
*	E2open Parent Holdings Inc.	123,651	399
*	Grid Dynamics Holdings Inc.	32,477	375
*	Jamf Holding Corp.	38,834	369
*	Blend Labs Inc. Class A	111,878	369
*	Daktronics Inc.	22,894	346
*	Angi Inc.	22,597	345
*	PROS Holdings Inc.	21,219	332
	Hackett Group Inc.	13,027	331
*	N-able Inc.	40,551	328
	Xerox Holdings Corp.	61,784	326
*	EverQuote Inc. Class A	13,409	324
*	Aeva Technologies Inc.	8,486	321
*	Digital Turbine Inc.	53,058	313
*	Ichor Holdings Ltd.	15,759	310
*	Alpha & Omega Semiconductor Ltd.	11,532	296
*,1	indie Semiconductor Inc. Class A	82,495	294
*	Vimeo Inc.	71,219	288
	OneSpan Inc.	17,119	286
	Red Violet Inc.	5,763	284
*	Ibotta Inc. Class A	7,711	282
*	CEVA Inc.	11,995	264
*,1	Serve Robotics Inc.	21,461	246
	Climb Global Solutions Inc.	2,266	242
*	SEMrush Holdings Inc. Class A	26,703	242
*	Consensus Cloud Solutions Inc.	10,465	241
	Shutterstock Inc.	12,634	240
*	NerdWallet Inc. Class A	21,435	235
*	Kimball Electronics Inc.	12,114	233
*	Weave Communications Inc.	27,823	231
*	PubMatic Inc. Class A	18,496	230
*	MeridianLink Inc.	14,162	230
*	Domo Inc. Class B	15,911	222
*	Bandwidth Inc. Class A	13,764	219
*,1	Aehr Test Systems	16,147	209
*	Mitek Systems Inc.	21,015	208
	NVE Corp.	2,781	205
*	Nextdoor Holdings Inc.	115,517	192
*	Cerence Inc.	18,602	190
*	BigCommerce Holdings Inc. Series 1	36,948	185
	Methode Electronics Inc.	19,069	181
*	Arteris Inc.	16,883	161
*	Bumble Inc. Class A	24,272	160
*	SkyWater Technology Inc.	15,239	150
*	Digimarc Corp.	10,311	136
*	Mediaalpha Inc. Class A	12,376	136
*	Kopin Corp.	88,259	135
	Simulations Plus Inc.	7,757	135
	Immersion Corp.	16,646	131
*	Rimini Street Inc.	32,856	124
*	Unisys Corp.	27,349	124
*,1	KULR Technology Group Inc.	16,945	121
*,1	MicroVision Inc.	104,855	120
*	ON24 Inc.	21,474	117
*	Asure Software Inc.	11,625	113

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	TechTarget Inc.	13,982	109
*	Backblaze Inc. Class A	19,382	107
*	Viant Technology Inc. Class A	7,806	103
*	Telos Corp.	30,682	97
	ReposiTrak Inc.	4,907	96
*	Getty Images Holdings Inc.	57,135	95
*	Arena Group Holdings Inc.	14,860	92
*	Everspin Technologies Inc.	11,872	75
*	eGain Corp.	11,671	73
*	Expensify Inc. Class A	28,100	73
*,1	Airship AI Holdings Inc.	12,346	73
*	Eventbrite Inc. Class A	26,954	71
*	Vivid Seats Inc. Class A	41,919	71
	CSP Inc.	5,406	70
*	TrueCar Inc.	34,588	66
*,1	Atomera Inc.	13,078	66
*	Kaltura Inc.	32,422	65
*	Definitive Healthcare Corp.	16,086	63
	Richardson Electronics Ltd.	6,173	60
*	SmartRent Inc.	60,221	60
*	AudioEye Inc.	5,086	59
*	CoreCard Corp.	2,045	59
*	Rackspace Technology Inc.	46,340	59
*	AXT Inc.	26,060	54
*	GCT Semiconductor Holding Inc.	36,496	54
*	GSI Technology Inc.	15,882	53
*	inTEST Corp.	7,321	53
*	PSQ Holdings Inc.	23,585	48
*	Rekor Systems Inc.	40,144	47
*	Gryphon Digital Mining Inc.	53,288	47
*	Duos Technologies Group Inc.	6,427	46
*	LivePerson Inc.	44,180	45
*	Tucows Inc. Class A	2,257	44
*	Research Frontiers Inc.	26,738	43
*	Identiv Inc.	12,931	42
*	One Stop Systems Inc.	11,905	42
*	Zedge Inc. Class B	10,242	41
*	Inuvo Inc.	8,456	39
*	WM Technology Inc.	41,877	38
*	Upland Software Inc.	19,213	37
*	FiscalNote Holdings Inc.	66,657	36
*	Synchronoss Technologies Inc.	4,888	33
*,1	Asset Entities Inc. Class B	8,636	32
*	DLH Holdings Corp.	5,365	31
*	Intellicheck Inc.	5,498	30
*	Phunware Inc.	9,615	30
*	NetSol Technologies Inc.	9,164	29
*	BuzzFeed Inc.	14,699	29
*	Mastech Digital Inc.	3,641	26
*	VirnetX Holding Corp.	2,409	26
*	Amtech Systems Inc.	5,730	25
*	Data I / O Corp.	8,084	25
*	Key Tronic Corp.	8,842	25
*	TransAct Technologies Inc.	7,051	25
*,1	Wolfspeed Inc.	59,231	24
*	Veritone Inc.	18,337	23
*,1	Quantum Corp.	2,232	22
*	1stdibs.com Inc.	6,293	17
*	Pixelworks Inc.	2,413	17
*	Glimpse Group Inc.	9,170	12
			10,800,049
Telecommunications (2.0%)
	Cisco Systems Inc.	1,808,527	125,476
	AT&T Inc.	3,648,303	105,582
	Verizon Communications Inc.	1,923,663	83,237
	Comcast Corp. Class A	1,884,759	67,267
	T-Mobile US Inc.	229,662	54,719
*	Arista Networks Inc.	508,120	51,986
	Motorola Solutions Inc.	84,457	35,511

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Charter Communications Inc. Class A	46,344	18,946
	Juniper Networks Inc.	169,617	6,773
*	Liberty Broadband Corp. Class C	61,853	6,085
*	Ciena Corp.	72,277	5,878
*	Roku Inc.	65,696	5,774
*	Frontier Communications Parent Inc.	126,172	4,593
*,1	AST SpaceMobile Inc.	91,198	4,262
*	Lumentum Holdings Inc.	33,567	3,191
	InterDigital Inc.	13,090	2,935
*	Lumen Technologies Inc.	473,653	2,075
*	EchoStar Corp. Class A	67,127	1,859
*	Calix Inc.	29,808	1,586
	Telephone & Data Systems Inc.	44,134	1,570
	Iridium Communications Inc.	47,573	1,435
*	Extreme Networks Inc.	64,529	1,158
*	Viavi Solutions Inc.	112,236	1,130
	Cogent Communications Holdings Inc.	22,548	1,087
*	Viasat Inc.	62,943	919
*	CommScope Holding Co. Inc.	106,877	885
*	Applied Optoelectronics Inc.	26,971	693
	IDT Corp. Class B	9,927	678
*	fuboTV Inc.	169,242	653
*	Digi International Inc.	18,247	636
*	Globalstar Inc.	25,226	594
*	Liberty Broadband Corp. Class A	5,961	583
*	Harmonic Inc.	58,538	554
*	Gogo Inc.	37,323	548
*	United States Cellular Corp.	6,323	404
*	NETGEAR Inc.	13,066	380
*	ADTRAN Holdings Inc.	39,696	356
	Shenandoah Telecommunications Co.	25,385	347
	Cable One Inc.	2,375	323
*	Clearfield Inc.	6,194	269
*	Altice USA Inc. Class A	122,225	262
*	Powerfleet Inc. NJ	57,183	246
*	Xperi Inc.	24,570	194
*	Anterix Inc.	7,145	183
*	Ooma Inc.	13,218	171
*	Ribbon Communications Inc.	42,263	169
	Spok Holdings Inc.	8,369	148
*	8x8 Inc.	72,629	142
*	Aviat Networks Inc.	5,416	130
*	WideOpenWest Inc.	23,369	95
*,1	Lightwave Logic Inc.	75,692	94
	ATN International Inc.	4,873	79
*	BK Technologies Corp.	1,564	74
*	Crexendo Inc.	9,728	59
*	Inseego Corp.	6,265	52
*	KVH Industries Inc.	9,399	50
*	Lantronix Inc.	17,211	49
*	Genasys Inc.	27,518	48
*	Comtech Telecommunications Corp.	17,717	43
	Network-1 Technologies Inc.	15,271	19
*,3	GCI Liberty Inc.	82,371	—
			605,244
Utilities (2.7%)
	NextEra Energy Inc.	1,042,869	72,396
	Constellation Energy Corp.	159,503	51,481
	Southern Co.	557,604	51,205
	Waste Management Inc.	203,823	46,639
	Duke Energy Corp.	393,606	46,445
	Vistra Corp.	171,255	33,191
	American Electric Power Co. Inc.	269,981	28,013
	Republic Services Inc.	102,570	25,295
	Sempra	328,114	24,861
	Waste Connections Inc. (XTSE)	130,490	24,365
	Dominion Energy Inc.	430,963	24,358
	Exelon Corp.	512,986	22,274
	Public Service Enterprise Group Inc.	251,701	21,188

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Xcel Energy Inc.	293,066	19,958
	Consolidated Edison Inc.	183,438	18,408
	Entergy Corp.	218,940	18,198
	WEC Energy Group Inc.	161,982	16,879
	NRG Energy Inc.	99,437	15,968
	PG&E Corp.	1,087,009	15,153
	American Water Works Co. Inc.	99,076	13,782
	Ameren Corp.	140,408	13,485
	DTE Energy Co.	94,756	12,551
	Atmos Energy Corp.	80,629	12,426
	CenterPoint Energy Inc.	331,384	12,175
	PPL Corp.	356,405	12,079
	Eversource Energy	186,651	11,875
	FirstEnergy Corp.	278,948	11,230
	CMS Energy Corp.	151,953	10,527
	Edison International	195,833	10,105
	NiSource Inc.	238,511	9,622
	Evergy Inc.	116,050	7,999
	Alliant Energy Corp.	130,364	7,883
*	Talen Energy Corp.	23,133	6,726
*	Clean Harbors Inc.	24,476	5,658
	Pinnacle West Capital Corp.	60,504	5,413
	Essential Utilities Inc.	142,394	5,289
	OGE Energy Corp.	101,913	4,523
	UGI Corp.	108,560	3,954
	National Fuel Gas Co.	45,768	3,877
	AES Corp.	362,387	3,812
*	Casella Waste Systems Inc. Class A	31,779	3,667
*,1	Oklo Inc.	59,359	3,324
	IDACORP Inc.	27,659	3,193
	Ormat Technologies Inc. (XNYS)	29,085	2,436
	Southwest Gas Holdings Inc.	32,742	2,436
*	NuScale Power Corp.	61,112	2,418
	TXNM Energy Inc.	42,280	2,381
	New Jersey Resources Corp.	50,842	2,279
	Portland General Electric Co.	55,114	2,239
	ONE Gas Inc.	30,710	2,207
	Black Hills Corp.	37,135	2,083
	Spire Inc.	28,268	2,063
	ALLETE Inc.	29,038	1,860
	MDU Resources Group Inc.	105,150	1,753
	MGE Energy Inc.	18,355	1,623
	Northwestern Energy Group Inc.	30,905	1,585
	Avista Corp.	41,552	1,577
	American States Water Co.	19,270	1,477
	Chesapeake Utilities Corp.	11,945	1,436
	California Water Service Group	30,561	1,390
	Clearway Energy Inc. Class C	32,732	1,047
*	Hawaiian Electric Industries Inc.	90,036	957
*	Sunrun Inc.	109,255	894
	Clearway Energy Inc. Class A	28,244	855
	Northwest Natural Holding Co.	20,612	819
	H2O America	15,489	805
*,1	NANO Nuclear Energy Inc.	14,779	510
	Middlesex Water Co.	9,241	501
	Unitil Corp.	8,063	420
	Aris Water Solutions Inc. Class A	14,956	354
	Excelerate Energy Inc. Class A	11,547	339
	Genie Energy Ltd. Class B	10,958	295
*	Enviri Corp.	33,846	294
	York Water Co.	7,773	246
	Consolidated Water Co. Ltd.	8,036	241
	Artesian Resources Corp. Class A	4,852	163
*	Cadiz Inc.	35,748	107
*	Pure Cycle Corp.	9,164	98
*	Perma-Fix Environmental Services Inc.	9,152	96
*	Arq Inc.	16,504	89
	Global Water Resources Inc.	7,988	81
	RGC Resources Inc.	2,841	64
*	ALT5 Sigma Corp.	8,727	63

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Net Power Inc.	19,230	47
*	Quest Resource Holding Corp.	15,072	30
			814,108
Total Common Stocks (Cost $8,967,080)			30,120,551
Warrants (0.0%)
*	Hycroft Mining Holding Corp. Exp. 10/6/25 (Cost $—)	20,000	—
*	M-Tron Industries Inc. Exp. 3/11/28 (Cost $—)	741	1
Total Warrants (Cost $—)			1
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5,6]	Vanguard Market Liquidity Fund, 4.355% (Cost $67,414)	674,277	67,421
Total Investments (100.1%) (Cost $9,034,494)			30,187,973
Other Assets and Liabilities—Net (-0.1%)			(23,731)
Net Assets (100%)			30,164,242
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,155.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $420, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $35,691 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	15	1,643	55
E-mini S&P 500 Index	September 2025	120	37,523	949
E-mini S&P Mid-Cap 400 Index	September 2025	30	9,377	283
				1,287

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,967,080)	30,120,552
Affiliated Issuers (Cost $67,414)	67,421
Total Investments in Securities	30,187,973
Investment in Vanguard	755
Cash	1,973
Cash Collateral Pledged—Futures Contracts	4,318
Receivables for Investment Securities Sold	80,243
Receivables for Accrued Income	16,079
Receivables for Capital Shares Issued	2,254
Variation Margin Receivable—Futures Contracts	252
Total Assets	30,293,847
Liabilities
Payables for Investment Securities Purchased	2,174
Collateral for Securities on Loan	35,691
Payables for Capital Shares Redeemed	82,871
Payables for Distributions	8,621
Payables to Vanguard	248
Total Liabilities	129,605
Net Assets	30,164,242
1 Includes $33,155 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	8,772,939
Total Distributable Earnings (Loss)	21,391,303
Net Assets	30,164,242

Institutional Shares—Net Assets
Applicable to 16,326,950 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,688,251
Net Asset Value Per Share—Institutional Shares	$103.40

Institutional Plus Shares—Net Assets
Applicable to 275,439,138 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,475,991
Net Asset Value Per Share—Institutional Plus Shares	$103.38

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	181,214
Interest[2]	955
Securities Lending—Net	802
Total Income	182,971
Expenses
The Vanguard Group—Note B
Investment Advisory Services	238
Management and Administrative—Institutional Shares	168
Management and Administrative—Institutional Plus Shares	1,711
Marketing and Distribution—Institutional Shares	25
Marketing and Distribution—Institutional Plus Shares	396
Custodian Fees	112
Shareholders’ Reports and Proxy Fees—Institutional Shares	22
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	193
Trustees’ Fees and Expenses	8
Other Expenses	17
Total Expenses	2,890
Net Investment Income	180,081
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	309,092
Futures Contracts	(11,408)
Foreign Currencies	—
Realized Net Gain (Loss)	297,684
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,185,195
Futures Contracts	3,494
Change in Unrealized Appreciation (Depreciation)	1,188,689
Net Increase (Decrease) in Net Assets Resulting from Operations	1,666,454
1	Dividends are net of foreign withholding taxes of $21.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $878, ($6), and ($9), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $287,529 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	180,081	413,288
Realized Net Gain (Loss)	297,684	6,159,058
Change in Unrealized Appreciation (Depreciation)	1,188,689	154,130
Net Increase (Decrease) in Net Assets Resulting from Operations	1,666,454	6,726,476
Distributions
Institutional Shares	(19,631)	(43,322)
Institutional Plus Shares	(328,374)	(804,080)
Total Distributions	(348,005)	(847,402)
Capital Share Transactions
Institutional Shares	(3,547)	7,002
Institutional Plus Shares	(69,005)	(8,198,909)
Net Increase (Decrease) from Capital Share Transactions	(72,552)	(8,191,907)
Total Increase (Decrease)	1,245,897	(2,312,833)
Net Assets
Beginning of Period	28,918,345	31,231,178
End of Period	30,164,242	28,918,345

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$99.10	$82.37	$67.05	$88.21	$73.97	$68.66
Investment Operations
Net Investment Income[1]	.614	1.231	1.204	1.131	1.086	1.171
Net Realized and Unrealized Gain (Loss) on Investments	4.890	18.255	16.099	(17.949)	17.890	12.690
Total from Investment Operations	5.504	19.486	17.303	(16.818)	18.976	13.861
Distributions
Dividends from Net Investment Income	(.652)	(1.295)	(1.209)	(1.143)	(1.100)	(1.325)
Distributions from Realized Capital Gains	(.552)	(1.461)	(.774)	(3.199)	(3.636)	(2.541)
Distributions from Return of Capital	—	—	—	—	—	(4.685)
Total Distributions	(1.204)	(2.756)	(1.983)	(4.342)	(4.736)	(8.551)
Net Asset Value, End of Period	$103.40	$99.10	$82.37	$67.05	$88.21	$73.97
Total Return	5.64%	23.77%	26.05%	-19.49%	25.75%	20.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,688	$1,621	$1,350	$907	$757	$682
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[2]	0.03%[2]	0.03%[2]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.33%	1.61%	1.55%	1.30%	1.72%
Portfolio Turnover Rate	4%[3]	4%[3]	8%	8%[3]	5%[3]	11%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$99.08	$82.35	$67.03	$88.19	$73.96	$68.66
Investment Operations
Net Investment Income[1]	.619	1.230	1.192	1.132	1.095	1.143
Net Realized and Unrealized Gain (Loss) on Investments	4.888	18.256	16.109	(17.949)	17.877	12.715
Total from Investment Operations	5.507	19.486	17.301	(16.817)	18.972	13.858
Distributions
Dividends from Net Investment Income	(.655)	(1.295)	(1.208)	(1.145)	(1.108)	(1.326)
Distributions from Realized Capital Gains	(.552)	(1.461)	(.773)	(3.198)	(3.634)	(2.543)
Distributions from Return of Capital	—	—	—	—	—	(4.689)
Total Distributions	(1.207)	(2.756)	(1.981)	(4.343)	(4.742)	(8.558)
Net Asset Value, End of Period	$103.38	$99.08	$82.35	$67.03	$88.19	$73.96
Total Return	5.64%	23.77%	26.05%	-19.49%	25.75%	20.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,476	$27,297	$29,881	$24,515	$35,100	$32,088
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.33%	1.60%	1.54%	1.31%	1.69%
Portfolio Turnover Rate	4%[3]	4%[3]	8%	8%[3]	5%[3]	11%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed

Institutional Total Stock Market Index Fund
amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $755,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	30,120,485	—	66	30,120,551
Warrants	1	—	—	1
Temporary Cash Investments	67,421	—	—	67,421
Total	30,187,907	—	66	30,187,973
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,287	—	—	1,287
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Institutional Total Stock Market Index Fund
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,105,828
Gross Unrealized Appreciation	21,997,151
Gross Unrealized Depreciation	(913,719)
Net Unrealized Appreciation (Depreciation)	21,083,432
E.	During the six months ended June 30, 2025, the fund purchased $1,168,601,000 of investment securities and sold $1,113,366,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $124,156,000 and $369,694,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $59,272,000 and sales were $33,094,000, resulting in net realized gain of $3,399,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	86,371	884	345,534	3,710
Issued in Lieu of Cash Distributions	16,167	167	36,021	371
Redeemed	(106,085)	(1,081)	(374,553)	(4,118)
Net Increase (Decrease)—Institutional Shares	(3,547)	(30)	7,002	(37)
Institutional Plus Shares
Issued	1,736,699	18,495	4,616,814	48,572
Issued in Lieu of Cash Distributions	298,173	3,075	737,150	7,645
Redeemed	(2,103,877)	(21,638)	(13,552,873)	(143,579)
Net Increase (Decrease)—Institutional Plus Shares	(69,005)	(68)	(8,198,909)	(87,362)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8712 082025

Financial Statements
For the period ended June 30, 2025
Vanguard 0-3 Month Treasury Bill ETF

Contents
Financial Statements	1

0-3 Month Treasury Bill ETF
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (104.9%)
U.S. Government Securities (104.9%)
	United States Treasury Bill	1.040%–4.289%	7/1/25	95,224	95,213
	United States Treasury Bill	2.081%–4.256%	7/3/25	102,032	102,012
	United States Treasury Bill	3.029%–4.262%	7/8/25	93,390	93,315
	United States Treasury Bill	3.233%–4.243%	7/10/25	123,758	123,622
	United States Treasury Bill	3.469%–4.275%	7/15/25	94,354	94,203
	United States Treasury Bill	3.566%–4.283%	7/17/25	97,978	97,792
	United States Treasury Bill	3.708%–4.273%	7/22/25	94,395	94,159
	United States Treasury Bill	3.724%–4.278%	7/24/25	96,865	96,603
	United States Treasury Bill	3.743%–4.290%	7/29/25	88,280	88,006
	United States Treasury Bill	3.813%–4.304%	7/31/25	96,698	96,360
	United States Treasury Bill	4.013%–4.322%	8/5/25	54,363	54,140
	United States Treasury Bill	4.031%–4.373%	8/7/25	116,740	116,226
	United States Treasury Bill	4.097%–4.370%	8/12/25	53,673	53,399
	United States Treasury Bill	4.105%–4.355%	8/14/25	69,116	68,750
	United States Treasury Bill	4.131%–4.403%	8/19/25	53,635	53,318
	United States Treasury Bill	4.152%–4.351%	8/21/25	68,767	68,356
	United States Treasury Bill	4.178%–4.354%	8/26/25	53,139	52,783
	United States Treasury Bill	4.183%–4.339%	8/28/25	67,285	66,834
	United States Treasury Bill	4.177%–4.314%	9/2/25	27,581	27,374
	United States Treasury Bill	4.184%–4.329%	9/4/25	89,363	88,702
	United States Treasury Bill	4.140%–4.283%	9/9/25	28,392	28,159
	United States Treasury Bill	4.175%–4.293%	9/11/25	67,456	66,910
	United States Treasury Bill	4.173%–4.272%	9/16/25	56,199	55,688
	United States Treasury Bill	4.148%–4.254%	9/18/25	67,562	66,954
	United States Treasury Bill	4.174%–4.264%	9/23/25	28,304	28,027
	United States Treasury Bill	4.164%–4.282%	9/25/25	67,540	66,881
	United States Treasury Bill	4.257%–4.283%	9/30/25	28,104	27,803
Total U.S. Government and Agency Obligations (Cost $1,971,540)					1,971,589
				Shares ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund	4.355%		2,444	2,444
Total Investments (105.0%) (Cost $1,973,984)					1,974,033
Other Assets and Liabilities—Net (-5.0%)					(94,575)
Net Assets (100%)					1,879,458
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
1

0-3 Month Treasury Bill ETF
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,971,540)	1,971,589
Affiliated Issuers (Cost $2,444)	2,444
Total Investments in Securities	1,974,033
Investment in Vanguard	39
Cash	23
Receivables for Investment Securities Sold	400
Receivables for Accrued Income	33
Receivables for Capital Shares Issued	7,555
Total Assets	1,982,083
Liabilities
Payables for Investment Securities Purchased	102,572
Payables to Vanguard	53
Total Liabilities	102,625
Net Assets	1,879,458
At June 30, 2025, net assets consisted of:

Paid-in Capital	1,873,438
Total Distributable Earnings (Loss)	6,020
Net Assets	1,879,458

Net Assets
Applicable to 24,875,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,879,458
Net Asset Value Per Share	$75.56

See accompanying Notes, which are an integral part of the Financial Statements.
2

0-3 Month Treasury Bill ETF
Statement of Operations

February 7, 2025[1] to June 30, 2025
($000)
Investment Income
Income
Interest[2]	15,246
Total Income	15,246
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative	212
Marketing and Distribution	20
Custodian Fees	6
Shareholders’ Reports	1
Trustees’ Fees and Expenses	—
Total Expenses	250
Net Investment Income	14,996
Realized Net Gain (Loss) on Investment Securities Sold[2,3]	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	49
Net Increase (Decrease) in Net Assets Resulting from Operations	15,041
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $96, ($3), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes ($1) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
3

0-3 Month Treasury Bill ETF
Statement of Changes in Net Assets

February 7, 2025[1] to June 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,996
Realized Net Gain (Loss)	(4)
Change in Unrealized Appreciation (Depreciation)	49
Net Increase (Decrease) in Net Assets Resulting from Operations	15,041
Distributions
Total Distributions	(9,021)
Capital Share Transactions
Issued	2,027,883
Issued in Lieu of Cash Distributions	—
Redeemed	(154,445)
Net Increase (Decrease) from Capital Share Transactions	1,873,438
Total Increase (Decrease)	1,879,458
Net Assets
Beginning of Period	—
End of Period	1,879,458
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
4

0-3 Month Treasury Bill ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	February 7, 2025[1] to June 30, 2025
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	1.254
Net Realized and Unrealized Gain (Loss) on Investments	(.029)
Total from Investment Operations	1.225
Distributions
Dividends from Net Investment Income	(.665)
Distributions from Realized Capital Gains	—
Total Distributions	(.665)
Net Asset Value, End of Period	$75.56
Total Return	1.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,879
Ratio of Total Expenses to Average Net Assets	0.07%
Ratio of Net Investment Income to Average Net Assets	4.27%
Portfolio Turnover Rate[3]	0%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
5

0-3 Month Treasury Bill ETF
Notes to Financial Statements
Vanguard 0-3 Month Treasury Bill ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
6

0-3 Month Treasury Bill ETF
The following table summarizes the market value of the fund’s investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,971,589	—	1,971,589
Temporary Cash Investments	2,444	—	—	2,444
Total	2,444	1,971,589	—	1,974,033
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,973,985
Gross Unrealized Appreciation	119
Gross Unrealized Depreciation	(71)
Net Unrealized Appreciation (Depreciation)	48
E.	During the period ended June 30, 2025, the fund purchased $0 of investment securities and sold $0 of investment securities, other than temporary cash investments.
F.	Capital shares issued and redeemed were:

February 07, 2025[1] to June 30,2025
Shares (000)
Issued	26,925
Issued in Lieu of Cash Distributions	—
Redeemed	(2,050)
Net Increase (Decrease) in Shares Outstanding	24,875
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2025, one shareholder was the record or beneficial owner of 39% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
7

0-3 Month Treasury Bill ETF
H.Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0422 082025
8

Financial Statements
For the period ended June 30, 2025
Vanguard Ultra-Short Treasury ETF

Contents
Financial Statements	1

Ultra-Short Treasury ETF
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Bill	4.086%–4.305%	8/5/25	4,994	4,974
United States Treasury Bill	4.103%–4.373%	8/7/25	10,815	10,767
United States Treasury Bill	4.119%–4.351%	8/12/25	4,994	4,969
United States Treasury Bill	4.111%–4.347%	8/14/25	6,508	6,474
United States Treasury Bill	4.135%–4.403%	8/19/25	4,994	4,965
United States Treasury Bill	4.121%–4.351%	8/21/25	6,449	6,410
United States Treasury Bill	4.148%–4.354%	8/26/25	4,779	4,747
United States Treasury Bill	4.108%–4.339%	8/28/25	6,353	6,310
United States Treasury Bill	4.169%–4.331%	9/2/25	2,677	2,657
United States Treasury Bill	4.100%–4.329%	9/4/25	8,251	8,190
United States Treasury Bill	4.168%–4.299%	9/9/25	2,553	2,532
United States Treasury Bill	4.091%–4.319%	9/11/25	6,255	6,204
United States Treasury Bill	4.164%–4.293%	9/16/25	5,216	5,169
United States Treasury Bill	4.072%–4.298%	9/18/25	6,255	6,199
United States Treasury Bill	4.179%–4.304%	9/23/25	2,678	2,652
United States Treasury Bill	4.063%–4.282%	9/25/25	6,256	6,195
United States Treasury Bill	4.191%–4.302%	9/30/25	2,678	2,649
United States Treasury Bill	4.058%–4.299%	10/2/25	8,368	8,280
United States Treasury Bill	4.264%–4.274%	10/7/25	2,608	2,578
United States Treasury Bill	4.156%–4.284%	10/9/25	2,918	2,884
United States Treasury Bill	4.267%–4.268%	10/14/25	2,608	2,576
United States Treasury Bill	4.175%–4.297%	10/16/25	2,918	2,883
United States Treasury Bill	4.275%–4.281%	10/21/25	2,608	2,574
United States Treasury Bill	4.170%–4.287%	10/23/25	2,910	2,873
United States Treasury Bill	4.280%–4.285%	10/28/25	2,739	2,701
United States Treasury Bill	3.986%–4.298%	10/30/25	5,143	5,070
United States Treasury Bill	4.172%–4.262%	11/6/25	2,997	2,953
United States Treasury Bill	4.175%–4.272%	11/13/25	2,997	2,951
United States Treasury Bill	4.213%–4.283%	11/20/25	2,876	2,829
United States Treasury Bill	3.859%–4.293%	11/28/25	5,053	4,966
United States Treasury Bill	4.214%–4.216%	12/4/25	2,953	2,900
United States Treasury Bill	4.221%–4.222%	12/11/25	2,957	2,902
United States Treasury Bill	4.227%–4.235%	12/18/25	2,953	2,896
United States Treasury Bill	3.872%–4.276%	12/26/25	5,036	4,934
United States Treasury Bill	3.906%–4.296%	1/22/26	2,053	2,006
United States Treasury Bill	3.923%–4.221%	2/19/26	2,042	1,990
United States Treasury Bill	3.883%–4.206%	3/19/26	2,062	2,004
United States Treasury Bill	3.914%–4.177%	4/16/26	2,065	2,001
United States Treasury Bill	4.019%–4.180%	5/14/26	2,035	1,966
United States Treasury Bill	3.998%–3.999%	6/11/26	2,087	2,011
United States Treasury Note/Bond	2.000%	8/15/25	2,183	2,176
United States Treasury Note/Bond	3.125%	8/15/25	1,550	1,547
United States Treasury Note/Bond	6.875%	8/15/25	131	131
United States Treasury Note/Bond	0.250%	8/31/25	1,867	1,854
United States Treasury Note/Bond	2.750%	8/31/25	925	922
United States Treasury Note/Bond	5.000%	8/31/25	1,813	1,814
United States Treasury Note/Bond	3.500%	9/15/25	1,726	1,724
United States Treasury Note/Bond	0.250%	9/30/25	2,213	2,191
United States Treasury Note/Bond	3.000%	9/30/25	932	929
United States Treasury Note/Bond	5.000%	9/30/25	2,018	2,021
United States Treasury Note/Bond	4.250%	10/15/25	1,773	1,772
United States Treasury Note/Bond	0.250%	10/31/25	2,280	2,250
United States Treasury Note/Bond	3.000%	10/31/25	741	738
United States Treasury Note/Bond	5.000%	10/31/25	2,078	2,082
United States Treasury Note/Bond	2.250%	11/15/25	2,585	2,565
United States Treasury Note/Bond	4.500%	11/15/25	1,712	1,713
United States Treasury Note/Bond	0.375%	11/30/25	2,014	1,982
United States Treasury Note/Bond	2.875%	11/30/25	838	833
United States Treasury Note/Bond	4.875%	11/30/25	2,125	2,129
United States Treasury Note/Bond	4.000%	12/15/25	1,729	1,728
United States Treasury Note/Bond	0.375%	12/31/25	2,360	2,315
United States Treasury Note/Bond	2.625%	12/31/25	942	935
United States Treasury Note/Bond	4.250%	12/31/25	2,422	2,422
United States Treasury Note/Bond	3.875%	1/15/26	1,730	1,727
United States Treasury Note/Bond	0.375%	1/31/26	2,486	2,431
United States Treasury Note/Bond	2.625%	1/31/26	1,058	1,048
United States Treasury Note/Bond	4.250%	1/31/26	2,620	2,620
United States Treasury Note/Bond	1.625%	2/15/26	2,060	2,027
United States Treasury Note/Bond	4.000%	2/15/26	1,570	1,568
United States Treasury Note/Bond	6.000%	2/15/26	266	268
United States Treasury Note/Bond	0.500%	2/28/26	2,286	2,231
United States Treasury Note/Bond	2.500%	2/28/26	1,096	1,084
1

Ultra-Short Treasury ETF
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.625%	2/28/26	2,570	2,577
	United States Treasury Note/Bond	4.625%	3/15/26	1,668	1,674
	United States Treasury Note/Bond	0.750%	3/31/26	2,304	2,247
	United States Treasury Note/Bond	2.250%	3/31/26	1,102	1,087
	United States Treasury Note/Bond	4.500%	3/31/26	2,713	2,720
	United States Treasury Note/Bond	3.750%	4/15/26	1,729	1,724
	United States Treasury Note/Bond	0.750%	4/30/26	2,398	2,333
	United States Treasury Note/Bond	2.375%	4/30/26	827	815
	United States Treasury Note/Bond	4.875%	4/30/26	2,944	2,962
	United States Treasury Note/Bond	1.625%	5/15/26	2,055	2,012
	United States Treasury Note/Bond	3.625%	5/15/26	1,504	1,498
	United States Treasury Note/Bond	0.750%	5/31/26	2,354	2,284
	United States Treasury Note/Bond	2.125%	5/31/26	1,027	1,009
	United States Treasury Note/Bond	4.875%	5/31/26	2,911	2,932
	United States Treasury Note/Bond	4.125%	6/15/26	1,737	1,739
	United States Treasury Note/Bond	0.875%	6/30/26	2,252	2,183
	United States Treasury Note/Bond	1.875%	6/30/26	1,025	1,004
	United States Treasury Note/Bond	4.625%	6/30/26	2,999	3,016
Total U.S. Government and Agency Obligations (Cost $253,387)					253,384
				Shares ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund	4.355%		230	230
Total Investments (99.5%) (Cost $253,617)					253,614
Other Assets and Liabilities—Net (0.5%)					1,244
Net Assets (100%)					254,858
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Ultra-Short Treasury ETF
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $253,387)	253,384
Affiliated Issuers (Cost $230)	230
Total Investments in Securities	253,614
Investment in Vanguard	5
Cash	10
Receivables for Investment Securities Sold	65,201
Receivables for Accrued Income	531
Receivables for Capital Shares Issued	4,835
Total Assets	324,196
Liabilities
Payables for Investment Securities Purchased	69,331
Payables to Vanguard	7
Total Liabilities	69,338
Net Assets	254,858
At June 30, 2025, net assets consisted of:

Paid-in Capital	254,151
Total Distributable Earnings (Loss)	707
Net Assets	254,858

Net Assets
Applicable to 3,375,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	254,858
Net Asset Value Per Share	$75.51

See accompanying Notes, which are an integral part of the Financial Statements.
3

Ultra-Short Treasury ETF
Statement of Operations

February 7, 2025[1] to June 30, 2025
($000)
Investment Income
Income
Interest[2]	2,058
Total Income	2,058
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1
Management and Administrative	19
Marketing and Distribution	3
Custodian Fees	10
Shareholders’ Reports	1
Trustees’ Fees and Expenses	—
Total Expenses	34
Net Investment Income	2,024
Realized Net Gain (Loss) on Investment Securities Sold[2]	3
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(3)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,024
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Ultra-Short Treasury ETF
Statement of Changes in Net Assets

February 7, 2025[1] to June 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,024
Realized Net Gain (Loss)	3
Change in Unrealized Appreciation (Depreciation)	(3)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,024
Distributions
Total Distributions	(1,317)
Capital Share Transactions
Issued	254,152
Issued in Lieu of Cash Distributions	—
Redeemed	(1)
Net Increase (Decrease) from Capital Share Transactions	254,151
Total Increase (Decrease)	254,858
Net Assets
Beginning of Period	—
End of Period	254,858
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Ultra-Short Treasury ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	February 7, 2025[1] to June 30, 2025
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	1.236
Net Realized and Unrealized Gain (Loss) on Investments	(.019)
Total from Investment Operations	1.217
Distributions
Dividends from Net Investment Income	(.707)
Distributions from Realized Capital Gains	—
Total Distributions	(.707)
Net Asset Value, End of Period	$75.51
Total Return	1.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$255
Ratio of Total Expenses to Average Net Assets	0.07%
Ratio of Net Investment Income to Average Net Assets	4.19%
Portfolio Turnover Rate[3]	0%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Ultra-Short Treasury ETF
Notes to Financial Statements
Vanguard Ultra-Short Treasury ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $5,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
7

Ultra-Short Treasury ETF
The following table summarizes the market value of the fund’s investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	253,384	—	253,384
Temporary Cash Investments	230	—	—	230
Total	230	253,384	—	253,614
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	253,617
Gross Unrealized Appreciation	23
Gross Unrealized Depreciation	(25)
Net Unrealized Appreciation (Depreciation)	(2)
E.	During the period ended June 30, 2025, the fund purchased $4,260,000 of investment securities and sold $0 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $47,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital shares issued and redeemed were:

February 07, 2025[1] to June 30,2025
Shares (000)
Issued	3,375
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	3,375
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2025, one shareholder was the record or beneficial owner of 37% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
8

Ultra-Short Treasury ETF
H.Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0412 082025
9

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Institutional Index Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	123,330,498,220	3,841,593,423	N/A	N/A
Mark Loughridge	120,934,235,948	6,237,855,696	N/A	N/A
Scott C. Malpass	120,894,635,249	6,277,456,395	N/A	N/A
John Murphy	123,324,301,086	3,847,790,557	N/A	N/A
Lubos Pastor	123,353,470,590	3,818,621,053	N/A	N/A
Rebecca Patterson	123,484,105,731	3,687,985,912	N/A	N/A
André F. Perold	121,003,588,661	6,168,502,983	N/A	N/A
Salim Ramji	121,021,417,284	6,150,674,359	N/A	N/A
Sarah Bloom Raskin	123,303,797,777	3,868,293,867	N/A	N/A
Grant Reid	123,354,475,022	3,817,616,621	N/A	N/A
David Thomas	123,289,857,826	3,882,233,817	N/A	N/A
Barbara Venneman	123,413,464,389	3,758,627,254	N/A	N/A
Peter F. Volanakis	120,940,383,117	6,231,708,527	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Institutional Index Fund

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Institutional Total Stock Market Index Fund

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – 0-3 Month Treasury Bill ETF

In November 2024, the Board of Vanguard Institutional Index Funds approved the launch of Vanguard 0-3 Month Treasury Bill ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in February 2025.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Trustees Approve Advisory Arrangement – Ultra-Short Treasury ETF

In November 2024, the Board of Vanguard Institutional Index Funds approved the launch of Vanguard Ultra-Short Treasury ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in February 2025.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.